NATIONWIDE®

VARIABLE

ACCOUNT-9

Annual Report

to

Contract Owners

December 31, 2006

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–3604–12/06

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

AIM Variable Insurance Funds – AIM V.I. Basic Balanced Fund – Series I (AIMBBal) 63,745 shares (cost $589,472)	$759,841

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II (AIMBValue2) 760,428 shares (cost $7,465,550)	10,068,073

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I (AIMCapAp) 7,220 shares (cost $146,305)	189,314

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II (AIMCapAp2) 69,823 shares (cost $1,505,135)	1,809,104

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II (AIMCapDev2) 160,160 shares (cost $2,796,875)	2,913,317

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series I (AIMCoreEq) 22,258 shares (cost $532,071)	605,850

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series II (AIMCoreEq2) 69,112 shares (cost $1,725,116)	1,867,412

AIM Variable Insurance Funds – AIM V.I. Global Health Care Fund – Series I (AIMGlobHlth) 2,157 shares (cost $44,201)	46,399

AIM Variable Insurance Funds – AIM V.I. Global Real Estate Fund – Series I (AIMGlobReal) 3,887 shares (cost $102,448)	111,699

AIM Variable Insurance Funds – AIM V.I. Large Cap Growth Fund – Series I (AIMLrgCpGr) 33,146 shares (cost $407,587)	454,436

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class B (AlGrIncB) 152,454 shares (cost $3,206,200)	4,105,574

AllianceBernstein Variable Products Series Fund, Inc. – Large Cap Growth Portfolio – Class B (AlLrgCpGrB) 129,944 shares (cost $2,805,849)	3,426,621

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class B (AlSmMdCpB) 336,073 shares (cost $4,334,125)	6,049,318

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I (ACVPIncGr) 23,722,119 shares (cost $143,665,980)	204,721,883

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class II (ACVPIncGr2) 470,612 shares (cost $2,823,303)	4,056,678

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II (ACVPInflPro2) 5,194,229 shares (cost $54,159,338)	52,357,829

American Century Variable Portfolios, Inc. – International Fund – Class I (ACVPInt) 10,003,753 shares (cost $64,320,736)	101,237,972

American Century Variable Portfolios, Inc. – International Fund – Class III (ACVPInt3) 7,342,960 shares (cost $44,747,706)	74,310,756

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV1) 606,471 shares (cost $7,870,599)	8,181,299

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class II (ACVPMdCpV2) 8,571 shares (cost $105,870)	115,626

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I (ACVPUltra) 1,216,492 shares (cost $12,283,189)	12,213,576

American Century Variable Portfolios, Inc. – Ultra® Fund – Class II (ACVPUltra2) 189,244 shares (cost $1,628,391)	1,888,655

American Century Variable Portfolios, Inc. – Value Fund – Class I (ACVPVal) 58,813,923 shares (cost $416,417,490)	514,033,688

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Century Variable Portfolios, Inc. – Value Fund – Class II (ACVPVal2) 999,671 shares (cost $7,186,610)	$8,727,131

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I (ACVPVista1) 29,576 shares (cost $435,368)	465,518

American Century Variable Portfolios, Inc. – VistaSM Fund – Class II (ACVPVista2) 1,051 shares (cost $15,822)	16,518

BB&T Variable Insurance Funds – BB&T VIF Capital Manager Equity Fund (BBTCapMgr) 186,490 shares (cost $1,611,941)	2,170,745

BB&T Variable Insurance Funds – BB&T VIF Large Cap (BBTLgCapV) 269,915 shares (cost $2,925,734)	4,521,080

BB&T Variable Insurance Funds – BB&T VIF Large Cap Growth (BBTLgCapGr) 153,121 shares (cost $1,277,146)	1,627,675

BB&T Variable Insurance Funds – BB&T VIF Mid Cap Growth Fund (BBTMdCapGr) 207,253 shares (cost $2,171,170)	3,141,957

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp) 214,302 shares (cost $2,028,538)	3,141,663

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 571,680 shares (cost $4,962,653)	7,854,876

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV) 799,574 shares (cost $9,850,290)	13,592,755

Dreyfus Investment Portfolios – Emerging Leaders Fund – Service Shares (DryELeadS) 65,090 shares (cost $1,339,975)	1,376,643

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS) 3,114,727 shares (cost $51,803,504)	57,902,769

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The (DrySRGro) 3,339,862 shares (cost $77,715,046)	95,019,082

Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares, The (DrySRGroS) 7,849 shares (cost $188,960)	221,501

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 23,701,350 shares (cost $665,433,903)	856,803,807

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp) 3,010,115 shares (cost $99,600,566)	128,080,368

Dreyfus Variable Investment Fund – Appreciation Portfolio – Service Shares (DryVIFAppS) 92,030 shares (cost $2,939,839)	3,894,703

Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd) 11,847 shares (cost $382,768)	497,912

Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares (DryVIFIntVal) 25,799 shares (cost $300,327)	503,080

Federated Insurance Series – Federated American Leaders Fund II – Service Shares (FedAmLeadS) 29,258 shares (cost $509,896)	626,993

Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares (FedCapApS) 165,050 shares (cost $785,706)	1,115,739

Federated Insurance Series – Federated High Income Bond Fund II – Service Shares (FedHiIncS) 657,507 shares (cost $5,014,491)	5,135,129

Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp) 110,848 shares (cost $1,140,124)	1,166,119

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 23,741,032 shares (cost $271,977,503)	268,036,258

Federated Insurance Series – Federated Quality Bond Fund II – Service Shares (FedQualBdS) 824,824 shares (cost $9,499,306)	9,271,017

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS) 30,861,860 shares (cost $670,967,505)	805,803,156

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 675,580 shares (cost $14,012,732)	17,477,254

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS) 12,024,570 shares (cost $350,913,678)	$429,517,641

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 (FidVIPGrS2) 162,787 shares (cost $4,320,304)	5,765,900

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class (FidVIPHIS) 32,689,965 shares (cost $208,679,492)	206,600,577

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS) 2,540,745 shares (cost $35,830,613)	60,622,172

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 444,994 shares (cost $6,159,456)	10,506,313

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR) 4,469,880 shares (cost $71,550,062)	106,517,238

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS) 27,681,741 shares (cost $636,272,073)	868,653,028

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 606,535 shares (cost $13,670,143)	18,869,319

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 4,930,113 shares (cost $61,523,926)	62,513,837

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 3,343,338 shares (cost $50,587,920)	60,648,149

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 684,751 shares (cost $22,348,603)	23,685,534

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 422,891 shares (cost $10,471,360)	14,484,023

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 2,734,041 shares (cost $35,379,612)	36,690,832

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 207,026 shares (cost $2,606,998)	2,790,707

Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2) 607,061 shares (cost $12,722,758)	11,522,019

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S) 229,929 shares (cost $2,597,616)	2,662,583

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2) 3,178 shares (cost $34,697)	36,736

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S) 180,319 shares (cost $2,088,486)	2,180,060

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2) 2,842 shares (cost $32,486)	34,333

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S) 76,218 shares (cost $921,060)	948,146

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2) 12,765 shares (cost $151,219)	158,540

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2 (FrVIPIncSec2) 2,139,483 shares (cost $35,124,919)	37,141,422

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2) 67,056 shares (cost $1,175,683)	$1,377,995

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2) 740,136 shares (cost $12,922,927)	13,907,161

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 445,078 shares (cost $5,432,627)	6,133,170

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 5,577 shares (cost $71,237)	104,410

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 336,822 shares (cost $5,758,521)	6,291,841

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3 (FrVIPGlInc3) 767,545 shares (cost $11,359,281)	11,889,279

Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2) 1,182,067 shares (cost $21,092,005)	21,962,811

Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2) 1,140,191 shares (cost $13,060,024)	13,363,041

Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2) 783,327 shares (cost $16,854,448)	18,290,684

Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2) 336,782 shares (cost $20,629,312)	21,830,221

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class II (GVITIntVal2) 271 shares (cost $3,711)	5,005

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3) 4,486,575 shares (cost $71,625,531)	83,136,243

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI (GVITIntVal6) 119,997 shares (cost $1,974,034)	2,218,740

Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts) 279,128 shares (cost $2,634,437)	4,890,324

Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3) 6,520,819 shares (cost $88,401,997)	114,179,536

Gartmore GVIT – Emerging Markets Fund – Class VI (GVITEmMrkts6) 79,495 shares (cost $1,135,753)	1,391,158

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc) 11,991,472 shares (cost $96,269,922)	95,691,949

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3) 7,258,929 shares (cost $56,830,572)	57,853,667

Gartmore GVIT – Gartmore GGVIT International Index Fund – Class VIII (GVITIntIdx8) 119,771 shares (cost $1,185,012)	1,293,524

Gartmore GVIT – Global Financial Services Fund – Class I (GVITGlFin) 2,444 shares (cost $29,554)	32,380

Gartmore GVIT – Global Financial Services Fund – Class III (GVITGlFin3) 977,679 shares (cost $13,105,665)	12,964,019

Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth) 9,213 shares (cost $96,840)	97,838

Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3) 2,423,605 shares (cost $25,683,044)	25,787,155

Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech) 465,754 shares (cost $1,757,782)	1,993,429

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3) 2,865,536 shares (cost $10,980,224)	$12,350,462

Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl) 5,829 shares (cost $58,593)	74,782

Gartmore GVIT – Global Utilities Fund – Class III (GVITGlUtl3) 2,953,302 shares (cost $33,832,635)	38,008,998

Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 42,874,647 shares (cost $516,546,013)	486,627,246

Gartmore GVIT – Government Bond Fund – Class II (GVITGvtBd2) 1,278,657 shares (cost $15,424,201)	14,461,607

Gartmore GVIT – Growth Fund – Class I (GVITGrowth) 5,141,067 shares (cost $42,024,292)	62,463,959

Gartmore GVIT – International Growth Fund – Class I (GVITIntGro) 124,358 shares (cost $812,393)	1,501,002

Gartmore GVIT – International Growth Fund – Class III (GVITIntGro3) 3,872,391 shares (cost $37,156,087)	46,778,481

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2) 6,805,146 shares (cost $77,298,761)	91,937,524

Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2) 9,941,348 shares (cost $102,622,963)	104,085,910

Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2) 40,097,103 shares (cost $407,684,495)	492,392,421

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2) 21,903,646 shares (cost $233,380,670)	286,937,769

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2) 15,490,350 shares (cost $162,830,494)	175,815,477

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal) 11,559,070 shares (cost $106,744,084)	127,149,767

Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr) 2,726,054 shares (cost $60,981,110)	81,345,449

Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMidCap) 15,659,746 shares (cost $216,874,207)	291,114,676

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 546,076,324 shares (cost $546,076,324)	546,076,324

Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund) 25,613,076 shares (cost $273,232,760)	341,166,184

Gartmore GVIT – Nationwide Fund – Class II (GVITNWFund2) 171,861 shares (cost $1,547,404)	2,282,312

Gartmore GVIT – Nationwide Leaders Fund – Class I (GVITNWLead) 291 shares (cost $3,586)	4,000

Gartmore GVIT – Nationwide Leaders Fund – Class III (GVITNWLead3) 1,567,845 shares (cost $21,599,352)	21,589,223

Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr) 4,930,454 shares (cost $71,696,064)	80,908,740

Gartmore GVIT – Small Cap Growth Fund – Class II (GVITSmCapGr2) 84,758 shares (cost $1,067,119)	1,373,927

Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal) 28,960,571 shares (cost $315,833,942)	360,559,117

Gartmore GVIT – Small Cap Value Fund – Class II (GVITSmCapVal2) 284,872 shares (cost $3,126,550)	3,515,322

Gartmore GVIT – Small Company Fund – Class I (GVITSmComp) 13,020,254 shares (cost $258,683,837)	325,376,167

Gartmore GVIT – Small Company Fund – Class II (GVITSmComp2) 215,408 shares (cost $4,175,823)	5,311,964

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro) 40,887 shares (cost $441,428)	$430,944

Gartmore GVIT – U.S. Growth Leaders Fund – Class III (GVITUSGro3) 2,110,298 shares (cost $23,083,562)	22,390,267

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I (GVITVKVal) 7,320,697 shares (cost $79,172,149)	91,801,551

Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec) 15,603,720 shares (cost $149,234,023)	153,072,501

Gartmore GVIT – Worldwide Leaders Fund – Class I (GVITWLead) 1,316,997 shares (cost $9,242,820)	20,940,254

Gartmore GVIT – Worldwide Leaders Fund – Class III (GVITWLead3) 1,025,807 shares (cost $12,436,584)	16,300,072

Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal) 1,767 shares (cost $42,970)	50,934

Janus Aspen Series – Forty Portfolio – Service Shares (JanForty) 6,963,096 shares (cost $133,572,783)	208,266,216

Janus Aspen Series – Global Technology Portfolio – Service II Shares (JanGlTechS2) 4,509,628 shares (cost $15,311,126)	19,616,880

Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech) 9,436,260 shares (cost $35,698,570)	40,292,833

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore) 272,145 shares (cost $3,543,188)	3,456,243

Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2) 3,021,212 shares (cost $94,279,962)	153,477,579

Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGro) 3,252,497 shares (cost $75,003,783)	164,608,887

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap) 1,360,119 shares (cost $36,574,715)	42,925,367

MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class (MFSInvGrStS) 26,391 shares (cost $235,630)	275,262

MFS Variable Insurance Trust – Mid Cap Growth Series – Service Class (MFSMidCapGrS) 462,707 shares (cost $2,439,752)	3,299,099

MFS Variable Insurance Trust – New Discovery Series – Service Class (MFSNewDiscS) 94,030 shares (cost $1,226,118)	1,612,621

MFS Variable Insurance Trust – Value Series – Service Class (MFSValS) 2,217,329 shares (cost $28,788,961)	31,973,881

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc) 111,713 shares (cost $1,398,063)	1,623,190

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard) 4,861,995 shares (cost $59,234,448)	95,829,916

Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt) 405,846 shares (cost $5,182,522)	5,799,536

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I (NBAMTLMat) 4,141,354 shares (cost $53,024,965)	52,843,675

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares (NBAMTMCGr) 7,214,421 shares (cost $106,537,173)	167,807,436

Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart) 7,513,677 shares (cost $136,256,708)	158,989,409

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS) 285,745 shares (cost $4,783,906)	4,957,669

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes) 685,772 shares (cost $10,602,894)	11,459,252

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 6,372,924 shares (cost $166,486,199)	235,734,451

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares (OppCapAp) 8,679,493 shares (cost $263,303,356)	$359,591,378

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS) 156,798 shares (cost $4,660,480)	6,442,849

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares (OppGlSec) 4,925,676 shares (cost $92,263,973)	181,215,649

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS) 184,738 shares (cost $3,360,564)	6,741,088

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares (OppHighInc) 281,529 shares (cost $2,296,478)	2,407,074

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Service Class (OppHighIncS) 16,858 shares (cost $141,352)	143,297

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Non-Service Shares (OppMSt) 13,365,306 shares (cost $242,789,178)	331,192,272

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Service Class (OppMStS) 363,904 shares (cost $6,042,065)	8,944,756

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Non-Service Shares (OppMStSCap) 370,188 shares (cost $6,569,279)	7,089,107

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Service Class (OppMStSCapS) 11,145 shares (cost $178,720)	211,529

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares (OppMidCap) 3,372,822 shares (cost $123,740,752)	171,508,016

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA – Service Class (OppStratBdS) 1,045,684 shares (cost $5,152,128)	5,583,951

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares (PVITRealRet) 63,281 shares (cost $777,067)	754,940

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares (PVITTotRet) 21,872 shares (cost $221,113)	221,349

Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroInc) 1,299 shares (cost $31,975)	38,141

Royce Capital Fund – Micro Cap (RCFMicroCap) 8,956 shares (cost $123,452)	128,963

SBL Fund – Series D (Global Series) (SBLGlob) 10,797 shares (cost $104,610)	119,091

SBL Fund – Series J (Mid Cap Growth Series) (SBLMidCapGr) 1,853 shares (cost $55,395)	57,933

SBL Fund – Series N (Managed Asset Allocation Series) (SBLAsAlloc) 3,483 shares (cost $62,426)	64,618

SBL Fund – Series O (Equity Income Series) (SBLEqInc) 6,991 shares (cost $144,809)	158,910

SBL Fund – Series P (High Yield Series) (SBLHighYld) 32,422 shares (cost $579,951)	609,208

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

SBL Fund – Series Q (Small Cap Value Series) (SBLSmCapVal) 7,261 shares (cost $176,907)	$189,804

SBL Fund – Series V (Mid Cap Value Series) (SBLMidCapVal) 11,025 shares (cost $482,524)	515,634

SBL Fund – Series X (Small Cap Growth Series) (SBLSmCapGr) 44 shares (cost $799)	840

SBL Fund – Series Y (Select 25 Series) (SBLSel25) 1,127 shares (cost $11,089)	12,215

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 1,487,162 shares (cost $14,201,027)	15,481,361

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 670,548 shares (cost $15,696,708)	16,629,590

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2) 631,691 shares (cost $3,074,219)	3,095,287

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1) 1,479,668 shares (cost $28,381,565)	36,932,516

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 1,758,989 shares (cost $23,305,354)	43,939,557

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1) 1,400,201 shares (cost $40,189,124)	45,800,575

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 890,576 shares (cost $14,862,868)	29,130,746

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I (VKCorPlus) 352,327 shares (cost $3,958,698)	4,016,528

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2) 69,390 shares (cost $782,641)	785,492

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 3,241,997 shares (cost $28,006,670)	28,918,608

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I (VKMidCapG) 2,288,420 shares (cost $25,674,681)	28,559,485

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 13,539,850 shares (cost $242,931,347)	397,530,009

Van Kampen Life Investment Trust – Comstock Portfolio – Class II (VKCom2) 1,350,744 shares (cost $14,105,061)	19,855,931

Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class II (VKStrGr2) 89,866 shares (cost $1,899,391)	2,564,772

Victory Variable Insurance Funds – Diversified Stock Fund Class A Shares (VicDivrStk) 1,214,550 shares (cost $11,756,481)	15,898,456

W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat) 27,050,548 shares (cost $201,431,988)	243,076,220

W&R Target Funds, Inc. – Balanced Portfolio (WRBal) 11,169,757 shares (cost $76,331,655)	97,238,320

W&R Target Funds, Inc. – Bond Portfolio (WRBond) 17,230,922 shares (cost $95,737,341)	90,872,437

W&R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq) 20,775,222 shares (cost $200,884,877)	260,710,340

W&R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc) 4,553,730 shares (cost $27,062,513)	31,718,547

W&R Target Funds, Inc. – Energy Portfolio (WREnergy) 448,617 shares (cost $2,077,315)	2,079,383

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

W&R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes) 5,789,287 shares (cost $38,244,264)	$43,834,748

W&R Target Funds, Inc. – Growth Portfolio (WRGrowth) 27,643,963 shares (cost $213,640,284)	270,407,720

W&R Target Funds, Inc. – High Income Portfolio (WRHiInc) 24,948,170 shares (cost $82,507,629)	83,291,961

W&R Target Funds, Inc. – International Growth Portfolio (WRIntlGr) 8,273,403 shares (cost $47,242,137)	75,584,155

W&R Target Funds, Inc. – International Value Portfolio (WRIntVal) 1,596,348 shares (cost $32,044,768)	36,365,916

W&R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond) 6,773,141 shares (cost $38,248,545)	37,137,812

W&R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr) 332,785 shares (cost $5,685,557)	6,682,622

W&R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr) 1,765,801 shares (cost $10,864,965)	11,584,185

W&R Target Funds, Inc. – Money Market Portfolio (WRMMkt) 31,203,620 shares (cost $31,203,620)	31,203,620

W&R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec) 1,742,539 shares (cost $8,913,578)	8,678,888

W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS) 3,208,609 shares (cost $22,551,096)	28,163,888

W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech) 6,862,002 shares (cost $79,493,250)	121,578,899

W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCapGr) 13,268,208 shares (cost $103,106,681)	132,353,028

W&R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal) 863,201 shares (cost $13,785,344)	13,543,018

W&R Target Funds, Inc. – Value Portfolio (WRValue) 19,347,114 shares (cost $102,313,160)	130,455,654

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM (WFOpp) 7,509,935 shares (cost $128,425,905)	180,388,624

Total investments	15,204,027,302

Accounts receivable	1,489,706

Total assets	15,205,517,008

Accounts payable	–

Contract owners’ equity (note 4)	$15,205,517,008

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	AIMBBal	AIMBValue2	AIMBlueCh	AIMCapAp	AIMCapAp2	AIMCapDev2	AIMCoreEq
Reinvested dividends	$260,982,514	14,388	11,911	1,180	108	–	–	3,230
Mortality and expense risk charges (note 2)	(187,237,142)	(9,730)	(157,145)	(2,758)	(2,313)	(28,290)	(17,016)	(5,988)

Net investment income (loss)	73,745,372	4,658	(145,234)	(1,578)	(2,205)	(28,290)	(17,016)	(2,758)

Proceeds from mutual fund shares sold	3,781,420,807	79,580	1,054,719	462,368	21,218	548,826	553,219	44,417
Cost of mutual fund shares sold	(3,255,208,789)	(72,794)	(661,587)	(393,667)	(14,372)	(356,628)	(490,544)	(30,995)

Realized gain (loss) on investments	526,212,018	6,786	393,132	68,701	6,846	192,198	62,675	13,422
Change in unrealized gain (loss) on investments	642,457,172	53,631	307,272	(85,904)	3,864	(96,748)	70,252	43,720

Net gain (loss) on investments	1,168,669,190	60,417	700,404	(17,203)	10,710	95,450	132,927	57,142

Reinvested capital gains	478,254,937	–	413,918	–	–	–	48,671	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,720,669,499	65,075	969,088	(18,781)	8,505	67,160	164,582	54,384

Investment activity:	AIMCoreEq2	AIMGlobHlth	AIMGlobReal	AIMLrgCpGr	AIMPreEq	AIMPreEq2	AlGrIncB	AlLrgCpGrB
Reinvested dividends	$9,591	–	1,052	753	4,546	12,599	48,720	–
Mortality and expense risk charges (note 2)	(21,802)	(177)	(316)	(3,156)	(1,912)	(10,627)	(74,522)	(64,190)

Net investment income (loss)	(12,211)	(177)	736	(2,403)	2,634	1,972	(25,802)	(64,190)

Proceeds from mutual fund shares sold	71,763	309	14,414	50,449	456,909	1,833,515	976,528	1,245,559
Cost of mutual fund shares sold	(70,247)	(292)	(13,368)	(48,574)	(345,522)	(1,406,110)	(665,913)	(792,712)

Realized gain (loss) on investments	1,516	17	1,046	1,875	111,387	427,405	310,615	452,847
Change in unrealized gain (loss) on investments	142,296	2,197	9,252	46,849	(92,131)	(346,393)	48,824	(484,779)

Net gain (loss) on investments	143,812	2,214	10,298	48,724	19,256	81,012	359,439	(31,932)

Reinvested capital gains	–	–	3,632	–	–	–	218,749	–

Net increase (decrease) in contract owners’ equity resulting from operations	$131,601	2,037	14,666	46,321	21,890	82,984	552,386	(96,122)

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	AlSmMdCpB	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt3	ACVPMdCpV1	ACVPMdCpV2
Reinvested dividends	$13,834	4,009,001	65,074	1,988,449	1,709,181	1,192,678	47,830	531
Mortality and expense risk charges (note 2)	(109,697)	(2,482,814)	(75,178)	(739,968)	(1,157,602)	(865,974)	(28,399)	(1,173)

Net investment income (loss)	(95,863)	1,526,187	(10,104)	1,248,481	551,579	326,704	19,431	(642)

Proceeds from mutual fund shares sold	811,021	52,687,054	1,466,081	24,372,435	25,564,749	14,385,535	2,554,212	38,568
Cost of mutual fund shares sold	(475,754)	(42,646,990)	(962,826)	(24,850,693)	(18,500,503)	(8,652,903)	(2,446,540)	(37,292)

Realized gain (loss) on investments	335,267	10,040,064	503,255	(478,258)	7,064,246	5,732,632	107,672	1,276
Change in unrealized gain (loss) on investments	28,442	18,406,291	55,061	(626,441)	13,873,990	9,004,295	310,701	10,490

Net gain (loss) on investments	363,709	28,446,355	558,316	(1,104,699)	20,938,236	14,736,927	418,373	11,766

Reinvested capital gains	408,442	–	–	–	–	–	199,903	3,512

Net increase (decrease) in contract owners’ equity resulting from operations	$676,288	29,972,542	548,212	143,782	21,489,815	15,063,631	637,707	14,636

Investment activity:	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCapV
Reinvested dividends	$–	–	7,032,159	104,253	–	–	21,942	56,122
Mortality and expense risk charges (note 2)	(186,183)	(38,118)	(6,115,061)	(150,684)	(2,559)	(311)	(28,169)	(52,364)

Net investment income (loss)	(186,183)	(38,118)	917,098	(46,431)	(2,559)	(311)	(6,227)	3,758

Proceeds from mutual fund shares sold	11,538,351	1,125,414	97,234,437	2,340,653	327,648	1,646	151,769	315,497
Cost of mutual fund shares sold	(10,618,956)	(805,978)	(87,639,721)	(1,754,427)	(333,856)	(1,586)	(103,298)	(214,848)

Realized gain (loss) on investments	919,395	319,436	9,594,716	586,226	(6,208)	60	48,471	100,649
Change in unrealized gain (loss) on investments	(1,537,533)	(399,437)	23,597,928	(23,610)	30,150	956	166,576	654,268

Net gain (loss) on investments	(618,138)	(80,001)	33,192,644	562,616	23,942	1,016	215,047	754,917

Reinvested capital gains	–	–	44,359,944	739,532	–	52	64,751	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(804,321)	(118,119)	78,469,686	1,255,717	21,383	757	273,571	758,675

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	BBTLgCapGr	BBTMdCapGr	CSTGlSmCp	CSTIntFoc	CSTLCapV	DryELeadS	DrySmCapIxS	DrySRGro
Reinvested dividends	$7,865	13,581	–	79,769	122,421	–	278,436	112,977
Mortality and expense risk charges (note 2)	(22,854)	(43,292)	(33,792)	(81,389)	(142,691)	(27,090)	(789,697)	(1,153,145)

Net investment income (loss)	(14,989)	(29,711)	(33,792)	(1,620)	(20,270)	(27,090)	(511,261)	(1,040,168)

Proceeds from mutual fund shares sold	166,060	234,465	1,096,900	2,072,176	4,303,180	384,743	36,529,917	24,329,681
Cost of mutual fund shares sold	(128,176)	(135,647)	(745,802)	(1,419,768)	(3,581,277)	(266,646)	(29,769,339)	(32,083,763)

Realized gain (loss) on investments	37,884	98,818	351,098	652,408	721,903	118,097	6,760,578	(7,754,082)
Change in unrealized gain (loss) on investments	13,427	(188,993)	57,458	661,797	1,563,021	(230,119)	(856,674)	16,203,587

Net gain (loss) on investments	51,311	(90,175)	408,556	1,314,205	2,284,924	(112,022)	5,903,904	8,449,505

Reinvested capital gains	4,358	182,048	–	–	–	221,791	1,579,129	–

Net increase (decrease) in contract owners’ equity resulting from operations	$40,680	62,162	374,764	1,312,585	2,264,654	82,679	6,971,772	7,409,337

Investment activity:	DrySRGroS	DryStkIx	DryVIFApp	DryVIFAppS	DryVIFDevLd	DryVIFIntVal	FedAmLeadS	FedCapApS
Reinvested dividends	$–	14,275,842	2,155,085	50,035	1,918	6,713	8,417	5,787
Mortality and expense risk charges (note 2)	(4,699)	(10,197,954)	(1,544,491)	(68,031)	(7,576)	(6,437)	(12,075)	(19,618)

Net investment income (loss)	(4,699)	4,077,888	610,594	(17,996)	(5,658)	276	(3,658)	(13,831)

Proceeds from mutual fund shares sold	121,298	203,348,680	46,350,593	736,591	10,556	53,643	144,823	122,687
Cost of mutual fund shares sold	(97,367)	(227,855,510)	(39,112,004)	(567,484)	(7,410)	(26,510)	(107,287)	(89,928)

Realized gain (loss) on investments	23,931	(24,506,830)	7,238,589	169,107	3,146	27,133	37,536	32,759
Change in unrealized gain (loss) on investments	(4,386)	135,270,460	10,757,414	339,376	(27,915)	28,967	(35,706)	116,905

Net gain (loss) on investments	19,545	110,763,630	17,996,003	508,483	(24,769)	56,100	1,830	149,664

Reinvested capital gains	–	–	–	–	39,666	37,928	82,521	–

Net increase (decrease) in contract owners’ equity resulting from operations	$14,846	114,841,518	18,606,597	490,487	9,239	94,304	80,693	135,833

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FedHiIncS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEIS	FidVIPEIS2	FidVIPGrS	FidVIPGrS2
Reinvested dividends	$424,693	–	12,477,568	368,496	24,912,181	479,921	1,403,078	9,617
Mortality and expense risk charges (note 2)	(96,868)	(6,460)	(3,611,565)	(170,818)	(9,508,865)	(294,067)	(5,570,233)	(105,216)

Net investment income (loss)	327,825	(6,460)	8,866,003	197,678	15,403,316	185,854	(4,167,155)	(95,599)

Proceeds from mutual fund shares sold	1,157,718	406,143	67,560,599	1,850,670	156,099,416	2,196,356	115,314,897	815,526
Cost of mutual fund shares sold	(1,137,217)	(400,801)	(66,571,477)	(1,989,321)	(143,999,562)	(1,565,896)	(129,544,836)	(567,672)

Realized gain (loss) on investments	20,501	5,342	989,122	(138,651)	12,099,854	630,460	(14,229,939)	247,854
Change in unrealized gain (loss) on investments	65,808	25,995	(2,230,701)	128,189	13,001,591	(112,135)	42,655,600	119,400

Net gain (loss) on investments	86,309	31,337	(1,241,579)	(10,462)	25,101,445	518,325	28,425,661	367,254

Reinvested capital gains	–	–	–	–	95,223,574	1,982,765	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$414,134	24,877	7,624,424	187,216	135,728,335	2,686,944	24,258,506	271,655

Investment activity:	FidVIPHIS	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR	FidVIPConS	FidVIPConS2	FidVIPIGBdS	FidVIPGrOpS
Reinvested dividends	$15,431,785	520,763	73,458	892,056	9,743,040	182,798	2,010,151	442,914
Mortality and expense risk charges (note 2)	(2,511,888)	(708,549)	(182,035)	(1,282,835)	(10,539,396)	(334,029)	(709,125)	(730,051)

Net investment income (loss)	12,919,897	(187,786)	(108,577)	(390,779)	(796,356)	(151,231)	1,301,026	(287,137)

Proceeds from mutual fund shares sold	126,274,655	15,372,817	1,454,762	24,289,580	137,431,095	2,721,137	18,897,795	22,056,454
Cost of mutual fund shares sold	(130,717,576)	(9,913,490)	(735,071)	(11,805,597)	(107,820,684)	(1,547,838)	(19,882,117)	(26,269,276)

Realized gain (loss) on investments	(4,442,921)	5,459,327	719,691	12,483,983	29,610,411	1,173,299	(984,322)	(4,212,822)
Change in unrealized gain (loss) on investments	11,317,675	3,833,602	767,562	3,232,981	(13,800,683)	(909,351)	1,379,282	6,640,028

Net gain (loss) on investments	6,874,754	9,292,929	1,487,253	15,716,964	15,809,728	263,948	394,960	2,427,206

Reinvested capital gains	–	405,385	61,215	670,331	70,334,936	1,524,461	122,570	–

Net increase (decrease) in contract owners’ equity resulting from operations	$19,794,651	9,510,528	1,439,891	15,996,516	85,348,308	1,637,178	1,818,556	2,140,069

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S
Reinvested dividends	$–	24,580	241,512	9,558	69,413	43,690	564	31,055
Mortality and expense risk charges (note 2)	(99,408)	(253,993)	(495,314)	(49,340)	(60,365)	(12,183)	(291)	(9,251)

Net investment income (loss)	(99,408)	(229,413)	(253,802)	(39,782)	9,048	31,507	273	21,804

Proceeds from mutual fund shares sold	2,824,343	1,811,276	23,111,890	421,621	2,856,831	15,543	4,344	178,966
Cost of mutual fund shares sold	(2,860,184)	(953,474)	(23,917,772)	(349,582)	(3,181,194)	(15,371)	(4,099)	(172,063)

Realized gain (loss) on investments	(35,841)	857,802	(805,882)	72,039	(324,363)	172	245	6,903
Change in unrealized gain (loss) on investments	1,336,931	(896,562)	(1,637,486)	(136,469)	(1,201,637)	64,967	1,894	91,575

Net gain (loss) on investments	1,301,090	(38,760)	(2,443,368)	(64,430)	(1,526,000)	65,139	2,139	98,478

Reinvested capital gains	–	1,638,948	8,072,471	457,279	1,452,792	11,260	156	19,191

Net increase (decrease) in contract owners’ equity resulting from operations	$1,201,682	1,370,775	5,375,301	353,067	(64,160)	107,906	2,568	139,473

Investment activity:	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FICoreEq	FHCapAp	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSmCapV2
Reinvested dividends	$459	13,302	2,070	1,221	–	59,164	14,498	7,885
Mortality and expense risk charges (note 2)	(438)	(2,964)	(2,123)	(2,634)	(1,050)	(123,313)	(19,746)	(68,603)

Net investment income (loss)	21	10,338	(53)	(1,413)	(1,050)	(64,149)	(5,248)	(60,718)

Proceeds from mutual fund shares sold	2,118	6,651	10,020	1,924,308	1,378,933	1,285,116	161,520	5,110,733
Cost of mutual fund shares sold	(2,046)	(6,547)	(9,712)	(1,923,008)	(1,341,649)	(1,281,808)	(139,816)	(4,723,941)

Realized gain (loss) on investments	72	104	308	1,300	37,284	3,308	21,704	386,792
Change in unrealized gain (loss) on investments	1,892	27,087	7,368	(128,389)	(237,567)	2,016,503	154,512	949,241

Net gain (loss) on investments	1,964	27,191	7,676	(127,089)	(200,283)	2,019,811	176,216	1,336,033

Reinvested capital gains	306	9,449	1,621	141,045	313,092	7,914	6,863	44,120

Net increase (decrease) in contract owners’ equity resulting from operations	$2,291	46,978	9,244	12,543	111,759	1,963,576	177,831	1,319,435

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2
Reinvested dividends	$10,868	1,273	12,924	58,340	367,489	66,075	11,667	127,258
Mortality and expense risk charges (note 2)	(22,784)	(1,259)	(25,498)	(52,400)	(86,026)	(45,843)	(61,672)	(83,123)

Net investment income (loss)	(11,916)	14	(12,574)	5,940	281,463	20,232	(50,005)	44,135

Proceeds from mutual fund shares sold	814,542	20,317	143,839	714,044	215,337	1,072,021	558,244	1,158,673
Cost of mutual fund shares sold	(869,332)	(15,492)	(120,861)	(731,777)	(213,768)	(1,070,166)	(545,570)	(1,201,352)

Realized gain (loss) on investments	(54,790)	4,825	22,978	(17,733)	1,569	1,855	12,674	(42,679)
Change in unrealized gain (loss) on investments	691,114	13,451	516,067	529,690	870,806	303,017	1,436,237	1,200,909

Net gain (loss) on investments	636,324	18,276	539,045	511,957	872,375	304,872	1,448,911	1,158,230

Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$624,408	18,290	526,471	517,897	1,153,838	325,104	1,398,906	1,202,365

Investment activity:	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITEmMrkts	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc	GVITFHiInc3
Reinvested dividends	$87	1,419,413	35,631	32,580	754,720	6,502	7,525,294	3,475,365
Mortality and expense risk charges (note 2)	(59)	(845,450)	(30,310)	(54,480)	(1,287,418)	(18,988)	(1,259,592)	(599,333)

Net investment income (loss)	28	573,963	5,321	(21,900)	(532,698)	(12,486)	6,265,702	2,876,032

Proceeds from mutual fund shares sold	420	13,749,228	428,652	1,195,534	48,725,730	290,290	37,417,424	17,271,423
Cost of mutual fund shares sold	(331)	(10,749,102)	(345,483)	(683,062)	(36,120,412)	(226,429)	(38,302,245)	(17,416,325)

Realized gain (loss) on investments	89	3,000,126	83,169	512,472	12,605,318	63,861	(884,821)	(144,902)
Change in unrealized gain (loss) on investments	472	5,471,388	132,008	834,749	15,693,153	203,944	3,854,809	1,689,520

Net gain (loss) on investments	561	8,471,514	215,177	1,347,221	28,298,471	267,805	2,969,988	1,544,618

Reinvested capital gains	307	4,327,033	117,651	52,364	1,161,183	12,226	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$896	13,372,510	338,149	1,377,685	28,926,956	267,545	9,235,690	4,420,650

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITIntIdx8	GVITGlFin	GVITGlFin3	GVITGlHlth	GVITGlHlth3	GVITGlTech	GVITGlTech3	GVITGlUtl
Reinvested dividends	$10,805	666	255,972	–	–	–	–	1,707
Mortality and expense risk charges (note 2)	(5,695)	(445)	(173,267)	(1,261)	(368,337)	(26,473)	(124,220)	(860)

Net investment income (loss)	5,110	221	82,705	(1,261)	(368,337)	(26,473)	(124,220)	847

Proceeds from mutual fund shares sold	199,508	11,988	10,685,071	9,687	11,828,484	752,976	6,192,002	8,508
Cost of mutual fund shares sold	(189,290)	(10,285)	(9,708,213)	(9,633)	(12,024,200)	(770,041)	(6,183,441)	(6,426)

Realized gain (loss) on investments	10,218	1,703	976,858	54	(195,716)	(17,065)	8,561	2,082
Change in unrealized gain (loss) on investments	108,512	446	(209,404)	2,566	860,717	237,683	1,194,051	14,120

Net gain (loss) on investments	118,730	2,149	767,454	2,620	665,001	220,618	1,202,612	16,202

Reinvested capital gains	–	3,740	1,505,785	–	–	–	–	4,227

Net increase (decrease) in contract owners’ equity resulting from operations	$123,840	6,110	2,355,944	1,359	296,664	194,145	1,078,392	21,276

Investment activity:	GVITGlUtl3	GVITGvtBd	GVITGvtBd2	GVITGrowth	GVITIntGro	GVITIntGro3	GVITIDAgg2	GVITIDCon2
Reinvested dividends	$751,841	21,108,049	572,230	32,330	16,444	400,077	1,702,543	3,270,856
Mortality and expense risk charges (note 2)	(331,227)	(6,223,242)	(274,060)	(739,837)	(17,465)	(453,599)	(1,116,208)	(1,358,686)

Net investment income (loss)	420,614	14,884,807	298,170	(707,507)	(1,021)	(53,522)	586,335	1,912,170

Proceeds from mutual fund shares sold	6,899,244	129,437,579	2,461,230	19,723,321	389,532	12,561,387	12,543,732	47,220,703
Cost of mutual fund shares sold	(6,200,248)	(136,616,971)	(2,664,388)	(17,385,123)	(218,735)	(8,740,198)	(10,274,026)	(45,423,708)

Realized gain (loss) on investments	698,996	(7,179,392)	(203,158)	2,338,198	170,797	3,821,189	2,269,706	1,796,995
Change in unrealized gain (loss) on investments	5,750,416	(1,647,580)	(54,664)	1,433,040	218,990	5,268,623	7,774,707	169,994

Net gain (loss) on investments	6,449,412	(8,826,972)	(257,822)	3,771,238	389,787	9,089,812	10,044,413	1,966,989

Reinvested capital gains	2,056,144	4,089,356	116,491	–	3,378	84,223	1,199,291	1,116,852

Net increase (decrease) in contract owners’ equity resulting from operations	$8,926,170	10,147,191	156,839	3,063,731	392,144	9,120,513	11,830,039	4,996,011

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITJPBal	GVITMdCpGr	GVITMidCap	GVITMyMkt	GVITNWFund
Reinvested dividends	$11,379,749	5,973,768	4,888,437	3,024,722	–	3,457,276	25,217,876	3,763,008
Mortality and expense risk charges (note 2)	(6,250,577)	(3,676,890)	(2,392,029)	(1,593,144)	(1,092,405)	(3,812,397)	(6,874,389)	(3,925,158)

Net investment income (loss)	5,129,172	2,296,878	2,496,408	1,431,578	(1,092,405)	(355,121)	18,343,487	(162,150)

Proceeds from mutual fund shares sold	48,941,994	31,148,732	55,569,043	31,147,540	28,772,481	70,483,663	348,620,401	85,576,987
Cost of mutual fund shares sold	(36,847,050)	(21,360,132)	(47,207,799)	(30,919,493)	(19,434,078)	(53,357,896)	(348,620,401)	(81,472,010)

Realized gain (loss) on investments	12,094,944	9,788,600	8,361,244	228,047	9,338,403	17,125,767	–	4,104,977
Change in unrealized gain (loss) on investments	23,492,845	17,871,013	(1,177,891)	11,927,208	(1,322,709)	3,869,428	–	36,768,561

Net gain (loss) on investments	35,587,789	27,659,613	7,183,353	12,155,255	8,015,694	20,995,195	–	40,873,538

Reinvested capital gains	4,284,820	3,386,151	2,387,079	–	–	4,296,884	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$45,001,781	33,342,642	12,066,840	13,586,833	6,923,289	24,936,958	18,343,487	40,711,388

Investment activity:	GVITNWFund2	GVITNWLead	GVITNWLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp
Reinvested dividends	$20,580	33	130,846	–	–	1,646,528	7,541	352,872
Mortality and expense risk charges (note 2)	(44,949)	(49)	(213,014)	(1,067,790)	(28,145)	(4,645,389)	(61,836)	(4,089,380)

Net investment income (loss)	(24,369)	(16)	(82,168)	(1,067,790)	(28,145)	(2,998,861)	(54,295)	(3,736,508)

Proceeds from mutual fund shares sold	322,451	417	4,460,209	30,369,217	891,697	115,816,023	783,233	75,768,254
Cost of mutual fund shares sold	(215,423)	(365)	(4,241,111)	(25,270,574)	(514,748)	(69,553,831)	(449,696)	(49,275,476)

Realized gain (loss) on investments	107,028	52	219,098	5,098,643	376,949	46,262,192	333,537	26,492,778
Change in unrealized gain (loss) on investments	153,860	195	580,311	(2,526,008)	(300,576)	(15,282,920)	(70,190)	4,581,599

Net gain (loss) on investments	260,888	247	799,409	2,572,635	76,373	30,979,272	263,347	31,074,377

Reinvested capital gains	–	296	1,584,435	–	–	27,764,788	268,583	6,624,822

Net increase (decrease) in contract owners’ equity resulting from operations	$236,519	527	2,301,676	1,504,845	48,228	55,745,199	477,635	33,962,691

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITSmComp2	GVITUSGro	GVITUSGro3	GVITVKVal	GVITMltSec	GVITWLead	GVITWLead3	JanBal
Reinvested dividends	$2,825	1,362	62,888	1,520,948	6,421,357	179,072	135,439	947
Mortality and expense risk charges (note 2)	(96,364)	(6,416)	(326,359)	(1,106,106)	(1,978,711)	(239,703)	(185,989)	(620)

Net investment income (loss)	(93,539)	(5,054)	(263,471)	414,842	4,442,646	(60,631)	(50,550)	327

Proceeds from mutual fund shares sold	719,333	145,068	11,940,202	22,492,524	35,989,955	6,534,825	5,604,446	38,234
Cost of mutual fund shares sold	(474,969)	(141,539)	(12,563,894)	(14,885,106)	(33,953,347)	(3,115,065)	(3,673,154)	(33,864)

Realized gain (loss) on investments	244,364	3,529	(623,692)	7,607,418	2,036,608	3,419,760	1,931,292	4,370
Change in unrealized gain (loss) on investments	237,282	(17,661)	(272,044)	118,812	(1,380,336)	1,302,154	1,443,477	101

Net gain (loss) on investments	481,646	(14,132)	(895,736)	7,726,230	656,272	4,721,914	3,374,769	4,471

Reinvested capital gains	100,845	7,988	443,038	4,061,342	359,552	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$488,952	(11,198)	(716,169)	12,202,414	5,458,470	4,661,283	3,324,219	4,798

Investment activity:	JanForty	JanGlTechS2	JanGlTech	JanRMgCore	JanIntGroS2	JanIntGro	JPMSTMidCap	MFSInvGrStS
Reinvested dividends	$296,132	–	–	4,177	2,591,707	2,769,294	337,303	–
Mortality and expense risk charges (note 2)	(2,703,120)	(255,508)	(525,508)	(48,878)	(1,462,209)	(1,849,580)	(627,998)	(3,456)

Net investment income (loss)	(2,406,988)	(255,508)	(525,508)	(44,701)	1,129,498	919,714	(290,695)	(3,456)

Proceeds from mutual fund shares sold	48,489,561	5,442,285	8,819,159	4,899,420	26,626,440	28,990,918	31,167,891	38,660
Cost of mutual fund shares sold	(35,494,626)	(3,299,363)	(9,054,937)	(5,185,326)	(11,482,597)	(15,235,377)	(27,109,380)	(32,103)

Realized gain (loss) on investments	12,994,935	2,142,922	(235,778)	(285,906)	15,143,843	13,755,541	4,058,511	6,557
Change in unrealized gain (loss) on investments	4,701,676	(592,503)	3,323,898	359,109	26,054,523	40,796,966	2,299,089	12,987

Net gain (loss) on investments	17,696,611	1,550,419	3,088,120	73,203	41,198,366	54,552,507	6,357,600	19,544

Reinvested capital gains	–	–	–	271,037	–	–	1,362,877	–

Net increase (decrease) in contract owners’ equity resulting from operations	$15,289,623	1,294,911	2,562,612	299,539	42,327,864	55,472,221	7,429,782	16,088

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	MFSMidCapGrS	MFSNewDiscS	MFSValS	NBAMTFasc	NBAMTFocus	NBAMTGuard	NBAMTInt	NBAMTLMat
Reinvested dividends	$–	–	38,322	–	1,481	642,426	10,758	1,639,956
Mortality and expense risk charges (note 2)	(61,667)	(29,938)	(178,369)	(28,551)	(12,056)	(1,204,212)	(20,618)	(650,190)

Net investment income (loss)	(61,667)	(29,938)	(140,047)	(28,551)	(10,575)	(561,786)	(9,860)	989,766

Proceeds from mutual fund shares sold	548,549	352,159	2,296,903	399,615	981,551	26,539,559	242,321	22,503,103
Cost of mutual fund shares sold	(348,049)	(222,965)	(1,457,077)	(281,777)	(967,355)	(20,384,389)	(257,531)	(23,342,442)

Realized gain (loss) on investments	200,500	129,194	839,826	117,838	14,196	6,155,170	(15,210)	(839,339)
Change in unrealized gain (loss) on investments	(235,436)	38,043	2,278,290	(71,415)	(44,424)	5,582,720	567,011	1,389,899

Net gain (loss) on investments	(34,936)	167,237	3,118,116	46,423	(30,228)	11,737,890	551,801	550,560

Reinvested capital gains	115,634	30,785	128,962	41,931	77,524	–	39,325	–

Net increase (decrease) in contract owners’ equity resulting from operations	$19,031	168,084	3,107,031	59,803	36,721	11,176,104	581,266	1,540,326

Investment activity:	NBAMTMCGr	NBAMTPart	NBAMTRegS	NBAMSocRes	OppGlSec3	OppCapAp	OppCapApS	OppGlSec
Reinvested dividends	$–	1,164,691	16,648	10,394	2,348,291	1,552,497	13,251	1,927,526
Mortality and expense risk charges (note 2)	(2,148,361)	(2,029,354)	(22,218)	(91,520)	(2,818,131)	(4,757,124)	(120,814)	(2,285,020)

Net investment income (loss)	(2,148,361)	(864,663)	(5,570)	(81,126)	(469,840)	(3,204,627)	(107,563)	(357,494)

Proceeds from mutual fund shares sold	47,444,744	60,090,008	390,122	4,612,965	35,291,079	100,735,791	1,420,514	36,159,214
Cost of mutual fund shares sold	(25,397,659)	(36,259,317)	(399,373)	(4,325,776)	(20,678,490)	(90,308,469)	(1,008,397)	(17,823,047)

Realized gain (loss) on investments	22,047,085	23,830,691	(9,251)	287,189	14,612,589	10,427,322	412,117	18,336,167
Change in unrealized gain (loss) on investments	1,836,406	(25,016,481)	170,120	652,405	7,777,675	16,689,140	61,508	(755,888)

Net gain (loss) on investments	23,883,491	(1,185,790)	160,869	939,594	22,390,264	27,116,462	473,625	17,580,279

Reinvested capital gains	–	17,938,790	230,803	73,803	12,293,642	–	–	10,068,472

Net increase (decrease) in contract owners’ equity resulting from operations	$21,735,130	15,888,337	386,102	932,271	34,214,066	23,911,835	366,062	27,291,257

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	OppGlSecS	OppHighInc	OppHighIncS	OppMSt	OppMStS	OppMStSCap	OppMStSCapS	OppMidCap
Reinvested dividends	$58,654	–	17,618	3,924,183	86,771	–	44	–
Mortality and expense risk charges (note 2)	(123,643)	(13,704)	(2,276)	(4,068,754)	(156,763)	(28,306)	(2,341)	(2,311,117)

Net investment income (loss)	(64,989)	(13,704)	15,342	(144,571)	(69,992)	(28,306)	(2,297)	(2,311,117)

Proceeds from mutual fund shares sold	1,318,739	1,390,394	128,530	65,500,967	1,325,139	362,626	21,211	57,298,728
Cost of mutual fund shares sold	(696,698)	(1,363,798)	(138,352)	(62,477,095)	(910,894)	(360,637)	(15,925)	(33,211,152)

Realized gain (loss) on investments	622,041	26,596	(9,822)	3,023,872	414,245	1,989	5,286	24,087,576
Change in unrealized gain (loss) on investments	21,594	110,597	7,677	39,498,562	707,013	519,827	15,073	(18,181,537)

Net gain (loss) on investments	643,635	137,193	(2,145)	42,522,434	1,121,258	521,816	20,359	5,906,039

Reinvested capital gains	363,311	–	–	–	–	–	5,533	–

Net increase (decrease) in contract owners’ equity resulting from operations	$941,957	123,489	13,197	42,377,863	1,051,266	493,510	23,595	3,594,922

Investment activity:	OppStratBdS	PVITRealRet	PVITTotRet	PVTGroInc	RCFMicroCap	SBLGlob	SBLMidCapGr	SBLAsAlloc
Reinvested dividends	$183,025	14,978	4,063	545	203	–	–	–
Mortality and expense risk charges (note 2)	(84,774)	(3,334)	(892)	(460)	(470)	(498)	(125)	(359)

Net investment income (loss)	98,251	11,644	3,171	85	(267)	(498)	(125)	(359)

Proceeds from mutual fund shares sold	708,852	38,260	136,990	7,912	21,146	274	103	56,978
Cost of mutual fund shares sold	(624,969)	(38,453)	(134,342)	(6,590)	(20,212)	(250)	(102)	(51,879)

Realized gain (loss) on investments	83,883	(193)	2,648	1,322	934	24	1	5,099
Change in unrealized gain (loss) on investments	73,209	(22,127)	236	2,738	5,510	14,481	2,538	2,191

Net gain (loss) on investments	157,092	(22,320)	2,884	4,060	6,444	14,505	2,539	7,290

Reinvested capital gains	–	19,369	917	848	6,176	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$255,343	8,693	6,972	4,993	12,353	14,007	2,414	6,931

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	SBLEqInc	SBLHighYld	SBLSmCapVal	SBLMidCapVal	SBLSmCapGr	SBLSel25	TRoeBlChip2	TRowEqInc2
Reinvested dividends	$–	–	–	–	–	–	29,618	114,929
Mortality and expense risk charges (note 2)	(577)	(2,305)	(718)	(1,817)	(2)	(62)	(57,764)	(80,187)

Net investment income (loss)	(577)	(2,305)	(718)	(1,817)	(2)	(62)	(28,146)	34,742

Proceeds from mutual fund shares sold	3,021	47,192	579	17,122	232	49	514,185	2,825,508
Cost of mutual fund shares sold	(2,729)	(46,063)	(569)	(16,280)	(221)	(48)	(491,112)	(2,626,569)

Realized gain (loss) on investments	292	1,129	10	842	11	1	23,073	198,939
Change in unrealized gain (loss) on investments	14,101	29,257	12,898	33,110	41	1,125	1,279,014	937,768

Net gain (loss) on investments	14,393	30,386	12,908	33,952	52	1,126	1,302,087	1,136,707

Reinvested capital gains	–	–	–	–	–	–	–	379,955

Net increase (decrease) in contract owners’ equity resulting from operations	$13,816	28,081	12,190	32,135	50	1,064	1,273,941	1,551,404

Investment activity:	TRowLtdTBd2	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKCorPlus	VKCorPlus2	VKEmMkt
Reinvested dividends	$55,346	201,173	273,633	36,163	21,607	18,141	29,890	2,622,970
Mortality and expense risk charges (note 2)	(18,592)	(390,124)	(491,411)	(624,182)	(350,653)	(14,205)	(12,333)	(371,967)

Net investment income (loss)	36,754	(188,951)	(217,778)	(588,019)	(329,046)	3,936	17,557	2,251,003

Proceeds from mutual fund shares sold	380,624	16,026,287	12,305,262	35,680,300	8,646,090	512,974	288,651	8,740,586
Cost of mutual fund shares sold	(379,993)	(12,280,682)	(6,658,511)	(23,710,979)	(4,318,978)	(521,398)	(297,777)	(8,576,548)

Realized gain (loss) on investments	631	3,745,605	5,646,751	11,969,321	4,327,112	(8,424)	(9,126)	164,038
Change in unrealized gain (loss) on investments	21,135	3,143,897	3,828,925	(5,961,774)	526,292	57,830	2,882	(302,610)

Net gain (loss) on investments	21,766	6,889,502	9,475,676	6,007,547	4,853,404	49,406	(6,244)	(138,572)

Reinvested capital gains	–	3,167,338	4,308,175	3,077,491	1,838,729	2,411	4,069	569,800

Net increase (decrease) in contract owners’ equity resulting from operations	$58,520	9,867,889	13,566,073	8,497,019	6,363,087	55,753	15,382	2,682,231

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	VKMidCapG	VKUSRealEst	VKCom2	VKStrGr2	VicDivrStk	WRAsStrat	WRBal	WRBond
Reinvested dividends	$–	3,964,426	242,253	–	51,380	809,584	1,325,796	3,970,853
Mortality and expense risk charges (note 2)	(426,739)	(4,416,913)	(352,701)	(50,655)	(226,666)	(2,988,542)	(1,275,448)	(1,197,873)

Net investment income (loss)	(426,739)	(452,487)	(110,448)	(50,655)	(175,286)	(2,178,958)	50,348	2,772,980

Proceeds from mutual fund shares sold	11,418,287	84,156,732	2,292,183	379,306	3,052,403	10,235,969	13,660,825	10,581,445
Cost of mutual fund shares sold	(8,311,785)	(37,496,155)	(1,528,166)	(274,815)	(2,483,815)	(6,677,916)	(11,638,017)	(11,222,957)

Realized gain (loss) on investments	3,106,502	46,660,577	764,017	104,491	568,588	3,558,053	2,022,808	(641,512)
Change in unrealized gain (loss) on investments	(2,797,322)	41,050,396	704,379	(33,385)	939,041	(2,036,657)	6,684,221	430,465

Net gain (loss) on investments	309,180	87,710,973	1,468,396	71,106	1,507,629	1,521,396	8,707,029	(211,047)

Reinvested capital gains	2,080,800	23,801,070	1,126,315	–	482,332	37,163,816	325,133	27,174

Net increase (decrease) in contract owners’ equity resulting from operations	$1,963,241	111,059,556	2,484,263	20,451	1,814,675	36,506,254	9,082,510	2,589,107

Investment activity:	WRCoreEq	WRDivInc	WREnergy	WRGlNatRes	WRGrowth	WRHiInc	WRIntlGr	WRIntVal
Reinvested dividends	$2,190,703	379,558	10,820	130,931	–	5,730,202	431,511	598,432
Mortality and expense risk charges (note 2)	(3,398,595)	(310,307)	(12,575)	(440,074)	(3,785,387)	(1,024,161)	(957,952)	(363,624)

Net investment income (loss)	(1,207,892)	69,251	(1,755)	(309,143)	(3,785,387)	4,706,041	(526,441)	234,808

Proceeds from mutual fund shares sold	31,703,714	657,244	181,237	691,819	50,188,410	7,173,251	8,317,821	1,381,727
Cost of mutual fund shares sold	(29,356,494)	(491,250)	(210,888)	(504,472)	(46,746,561)	(7,373,902)	(6,089,753)	(1,087,841)

Realized gain (loss) on investments	2,347,220	165,994	(29,651)	187,347	3,441,849	(200,651)	2,228,068	293,886
Change in unrealized gain (loss) on investments	28,319,315	2,783,335	2,068	4,084,168	10,172,594	2,301,066	10,830,967	4,039,274

Net gain (loss) on investments	30,666,535	2,949,329	(27,583)	4,271,515	13,614,443	2,100,415	13,059,035	4,333,160

Reinvested capital gains	7,078,842	154,290	–	1,535,374	–	–	–	2,422,927

Net increase (decrease) in contract owners’ equity resulting from operations	$36,537,485	3,172,870	(29,338)	5,497,746	9,829,056	6,806,456	12,532,594	6,990,895

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCapGr
Reinvested dividends	$1,332,330	–	38,977	1,175,721	394,195	188,577	–	–
Mortality and expense risk charges (note 2)	(517,374)	(79,069)	(109,131)	(370,553)	(95,951)	(283,809)	(1,667,424)	(1,930,505)

Net investment income (loss)	814,956	(79,069)	(70,154)	805,168	298,244	(95,232)	(1,667,424)	(1,930,505)

Proceeds from mutual fund shares sold	8,146,571	1,332,910	423,798	11,584,915	802,527	1,372,481	17,724,908	29,213,240
Cost of mutual fund shares sold	(8,292,657)	(894,827)	(364,092)	(11,584,915)	(830,375)	(991,920)	(12,640,207)	(21,216,846)

Realized gain (loss) on investments	(146,086)	438,083	59,706	–	(27,848)	380,561	5,084,701	7,996,394
Change in unrealized gain (loss) on investments	322,750	114,745	540,013	–	(12,895)	4,288,987	850,742	(14,162,677)

Net gain (loss) on investments	176,664	552,828	599,719	–	(40,743)	4,669,548	5,935,443	(6,166,283)

Reinvested capital gains	–	–	3,183	–	–	674,509	3,314,400	12,532,030

Net increase (decrease) in contract owners’ equity resulting from operations	$991,620	473,759	532,748	805,168	257,501	5,248,825	7,582,419	4,435,242

Investment activity:	WRSmCpVal	WRValue	WFOpp
Reinvested dividends	$18,367	1,362,942	–
Mortality and expense risk charges (note 2)	(162,294)	(1,722,624)	(2,372,112)

Net investment income (loss)	(143,927)	(359,682)	(2,372,112)

Proceeds from mutual fund shares sold	2,584,204	27,416,132	41,782,418
Cost of mutual fund shares sold	(2,493,183)	(21,449,031)	(33,248,557)

Realized gain (loss) on investments	91,021	5,967,101	8,533,861
Change in unrealized gain (loss) on investments	763,134	7,639,161	(7,569,217)

Net gain (loss) on investments	854,155	13,606,262	964,644

Reinvested capital gains	1,051,893	5,121,207	20,410,770

Net increase (decrease) in contract owners’ equity resulting from operations	$1,762,121	18,367,787	19,003,302

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		AIMBBal		AIMBValue2		AIMBlueCh
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$73,745,372	57,268,911	4,658	1,144	(145,234)	(149,966)	(1,578)	(3,185)
Realized gain (loss) on investments	526,212,018	97,221,911	6,786	(461)	393,132	310,246	68,701	2,016
Change in unrealized gain (loss) on investments	642,457,172	572,254,236	53,631	27,410	307,272	29,713	(85,904)	11,105
Reinvested capital gains	478,254,937	290,802,651	–	–	413,918	94,824	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,720,669,499	1,017,547,709	65,075	28,093	969,088	284,817	(18,781)	9,936

Equity transactions:
Purchase payments received from contract owners (note 3)	425,785,056	408,470,245	4,040	12,215	263,575	226,002	9,168	11,830
Transfers between funds	–	–	9,321	706	992,246	(84,532)	(450,043)	(2,826)
Redemptions (note 3)	(2,269,980,325)	(1,741,356,786)	(66,862)	(46,184)	(543,955)	(508,775)	(13,601)	(14,547)
Annuity benefits	(5,952,411)	(4,907,496)	–	–	(20,640)	(17,307)	–	–
Annual contract maintenance charges (note 2)	(345,291)	(341,474)	–	–	(1)	–	–	–
Contingent deferred sales charges (note 2)	(20,516,578)	(24,245,254)	(1,345)	(907)	(5,733)	(7,087)	(163)	(3)
Adjustments to maintain reserves	1,697,555	1,736,120	(31)	(46)	(1,615)	(627)	(23)	10

Net equity transactions	(1,869,311,994)	(1,360,644,645)	(54,877)	(34,216)	683,877	(392,326)	(454,662)	(5,536)

Net change in contract owners’ equity	(148,642,495)	(343,096,936)	10,198	(6,123)	1,652,965	(107,509)	(473,443)	4,400
Contract owners’ equity beginning of period	15,354,159,503	15,697,256,439	749,591	755,714	8,414,640	8,522,149	473,443	469,043

Contract owners’ equity end of period	$15,205,517,008	15,354,159,503	759,789	749,591	10,067,605	8,414,640	–	473,443

CHANGES IN UNITS:
Beginning units	1,135,301,491	1,245,033,961	72,175	75,617	723,691	771,896	49,836	50,444

Units purchased	258,346,988	265,468,668	1,789	1,276	159,039	33,804	928	1,278
Units redeemed	(384,674,852)	(375,201,138)	(6,832)	(4,718)	(94,097)	(82,009)	(50,764)	(1,886)

Ending units	1,008,973,627	1,135,301,491	67,132	72,175	788,633	723,691	–	49,836

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AIMCapAp		AIMCapAp2		AIMCapDev2		AIMCoreEq
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2,205)	(1,969)	(28,290)	(27,893)	(17,016)	(4,879)	(2,758)	(25)
Realized gain (loss) on investments	6,846	3,957	192,198	89,089	62,675	6,915	13,422	6,418
Change in unrealized gain (loss) on investments	3,864	10,713	(96,748)	35,027	70,252	25,789	43,720	(1,045)
Reinvested capital gains	–	–	–	–	48,671	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,505	12,701	67,160	96,223	164,582	27,825	54,384	5,348

Equity transactions:
Purchase payments received from contract owners (note 3)	17,205	3,266	25,841	27,442	85,956	45,429	1,266	74
Transfers between funds	(405)	230	381,134	(54,317)	2,405,181	101,465	428,034	–
Redemptions (note 3)	(17,661)	(11,243)	(193,385)	(166,480)	(96,864)	(9,248)	(25,180)	(23,508)
Annuity benefits	–	–	(1,416)	(821)	(10,135)	(7,597)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(4)	–	–	–
Contingent deferred sales charges (note 2)	(578)	(316)	(1,345)	(4,804)	(2,611)	(205)	(347)	(1,290)
Adjustments to maintain reserves	1	(47)	(107)	(36)	(934)	(458)	3	(28)

Net equity transactions	(1,438)	(8,110)	210,722	(199,016)	2,380,589	129,386	403,776	(24,752)

Net change in contract owners’ equity	7,067	4,591	277,882	(102,793)	2,545,171	157,211	458,160	(19,404)
Contract owners’ equity beginning of period	182,226	177,635	1,531,095	1,633,888	368,158	210,947	147,684	167,088

Contract owners’ equity end of period	$189,293	182,226	1,808,977	1,531,095	2,913,329	368,158	605,844	147,684

CHANGES IN UNITS:
Beginning units	16,471	17,219	135,164	155,396	17,863	7,363	13,069	15,351

Units purchased	1,582	461	74,963	11,802	293,021	14,847	36,428	7
Units redeemed	(1,828)	(1,209)	(52,649)	(32,034)	(70,029)	(4,347)	(3,080)	(2,289)

Ending units	16,225	16,471	157,478	135,164	240,855	17,863	46,417	13,069

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AIMCoreEq2		AIMGlobHlth		AIMGlobReal		AIMLrgCpGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(12,211)	–	(177)	–	736	–	(2,403)	–
Realized gain (loss) on investments	1,516	–	17	–	1,046	–	1,875	–
Change in unrealized gain (loss) on investments	142,296	–	2,197	–	9,252	–	46,849	–
Reinvested capital gains	–	–	–	–	3,632	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	131,601	–	2,037	–	14,666	–	46,321	–

Equity transactions:
Purchase payments received from contract owners (note 3)	1,655	–	2,223	–	2,498	–	7,385	–
Transfers between funds	1,780,145	–	43,693	–	97,087	–	416,309	–
Redemptions (note 3)	(45,877)	–	(1,548)	–	(2,549)	–	(15,327)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(6)	–	(5)	–	–	–
Contingent deferred sales charges (note 2)	(147)	–	–	–	–	–	(262)	–
Adjustments to maintain reserves	(66)	–	2	–	(43)	–	(34)	–

Net equity transactions	1,735,710	–	44,364	–	96,988	–	408,071	–

Net change in contract owners’ equity	1,867,311	–	46,401	–	111,654	–	454,392	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$1,867,311	–	46,401	–	111,654	–	454,392	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	178,480	–	5,202	–	10,128	–	49,661	–
Units redeemed	(5,002)	–	(841)	–	(1,439)	–	(5,179)	–

Ending units	173,478	–	4,361	–	8,689	–	44,482	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AIMPreEq		AIMPreEq2		AlGrIncB		AlLrgCpGrB
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$2,634	(2,231)	1,972	(22,026)	(25,802)	(23,892)	(64,190)	(66,404)
Realized gain (loss) on investments	111,387	1,981	427,405	61,860	310,615	238,401	452,847	241,305
Change in unrealized gain (loss) on investments	(92,131)	16,918	(346,393)	15,200	48,824	(103,092)	(484,779)	284,414
Reinvested capital gains	–	–	–	–	218,749	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	21,890	16,668	82,984	55,034	552,386	111,417	(96,122)	459,315

Equity transactions:
Purchase payments received from contract owners (note 3)	571	1,730	–	35,239	23,803	54,703	32,258	32,506
Transfers between funds	(439,064)	1	(1,751,648)	(67,616)	(390,832)	(138,363)	(430,615)	164,630
Redemptions (note 3)	(16,020)	(47,538)	(68,429)	(182,810)	(341,071)	(397,136)	(210,602)	(539,515)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(51)	(1,676)	(515)	(3,233)	(2,538)	(8,216)	(4,142)	(14,237)
Adjustments to maintain reserves	(11)	(46)	(44)	(110)	(296)	(162)	(220)	(169)

Net equity transactions	(454,575)	(47,529)	(1,820,636)	(218,530)	(710,934)	(489,174)	(613,321)	(356,785)

Net change in contract owners’ equity	(432,685)	(30,861)	(1,737,652)	(163,496)	(158,548)	(377,757)	(709,443)	102,530
Contract owners’ equity beginning of period	432,685	463,546	1,737,652	1,901,148	4,263,859	4,641,616	4,135,843	4,033,313

Contract owners’ equity end of period	$–	432,685	–	1,737,652	4,105,311	4,263,859	3,426,400	4,135,843

CHANGES IN UNITS:
Beginning units	46,399	51,837	172,536	195,246	372,816	416,687	364,109	400,843

Units purchased	88	628	290	7,807	16,135	23,244	53,892	60,212
Units redeemed	(46,487)	(6,066)	(172,826)	(30,517)	(78,232)	(67,115)	(108,672)	(96,946)

Ending units	–	46,399	–	172,536	310,719	372,816	309,329	364,109

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AlSmMdCpB		ACVPIncGr		ACVPIncGr2		ACVPInflPro2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(95,863)	(74,617)	1,526,187	2,097,481	(10,104)	(3,093)	1,248,481	2,175,904
Realized gain (loss) on investments	335,267	464,795	10,040,064	3,127,420	503,255	230,241	(478,258)	12,971
Change in unrealized gain (loss) on investments	28,442	(401,708)	18,406,291	2,185,681	55,061	(101,202)	(626,441)	(2,081,671)
Reinvested capital gains	408,442	259,914	–	–	–	–	–	35,892

Net increase (decrease) in contract owners’ equity resulting from operations	676,288	248,384	29,972,542	7,410,582	548,212	125,946	143,782	143,096

Equity transactions:
Purchase payments received from contract owners (note 3)	211,451	86,224	3,930,631	4,392,340	43,906	58,319	1,654,651	2,388,897
Transfers between funds	(162,705)	(441,084)	(14,016,892)	(9,918,023)	(916,386)	(123,753)	(10,026,103)	15,738,406
Redemptions (note 3)	(411,496)	(605,359)	(38,083,882)	(29,952,611)	(446,407)	(409,409)	(7,976,946)	(7,161,715)
Annuity benefits	(475)	(451)	(66,881)	(74,572)	(553)	(356)	(93,137)	(63,243)
Annual contract maintenance charges (note 2)	–	–	(7,301)	(8,066)	–	–	(491)	(304)
Contingent deferred sales charges (note 2)	(6,010)	(20,818)	(280,828)	(386,772)	(4,569)	(10,724)	(45,492)	(67,143)
Adjustments to maintain reserves	(344)	(471)	4,884	26,873	(1,994)	(242)	7,124	2,259

Net equity transactions	(369,579)	(981,959)	(48,520,269)	(35,920,831)	(1,326,003)	(486,165)	(16,480,394)	10,837,157

Net change in contract owners’ equity	306,709	(733,575)	(18,547,727)	(28,510,249)	(777,791)	(360,219)	(16,336,612)	10,980,253
Contract owners’ equity beginning of period	5,742,243	6,475,818	223,268,848	251,779,097	4,832,464	5,192,683	68,693,605	57,713,352

Contract owners’ equity end of period	$6,048,952	5,742,243	204,721,121	223,268,848	4,054,673	4,832,464	52,356,993	68,693,605

CHANGES IN UNITS:
Beginning units	411,436	485,953	16,105,305	18,762,735	410,337	453,009	6,256,324	5,298,678

Units purchased	33,709	25,015	1,003,013	2,249,729	7,485	34,229	1,535,566	3,744,800
Units redeemed	(58,427)	(99,532)	(4,312,877)	(4,907,159)	(116,848)	(76,901)	(3,084,510)	(2,787,154)

Ending units	386,718	411,436	12,795,441	16,105,305	300,974	410,337	4,707,380	6,256,324

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPInt		ACVPInt3		ACVPMdCpV1		ACVPMdCpV2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$551,579	90,959	326,704	(19,530)	19,431	–	(642)	127
Realized gain (loss) on investments	7,064,246	2,979,866	5,732,632	2,350,406	107,672	–	1,276	(53)
Change in unrealized gain (loss) on investments	13,873,990	8,423,079	9,004,295	5,160,886	310,701	–	10,490	(734)
Reinvested capital gains	–	–	–	–	199,903	–	3,512	1,242

Net increase (decrease) in contract owners’ equity resulting from operations	21,489,815	11,493,904	15,063,631	7,491,762	637,707	–	14,636	582

Equity transactions:
Purchase payments received from contract owners (note 3)	398,145	353,881	2,466,511	2,880,751	131,830	–	57,139	54,528
Transfers between funds	(6,984,646)	(7,495,336)	(3,730,516)	(2,076,940)	7,528,491	–	–	–
Redemptions (note 3)	(17,544,028)	(13,056,219)	(8,887,072)	(5,650,927)	(116,336)	–	(8,219)	(1,880)
Annuity benefits	(25,371)	(28,483)	(1,763)	(1,740)	–	–	(1,098)	(75)
Annual contract maintenance charges (note 2)	(2,698)	(2,948)	(1,220)	(985)	(28)	–	–	–
Contingent deferred sales charges (note 2)	(116,764)	(159,835)	(77,868)	(67,871)	(364)	–	–	–
Adjustments to maintain reserves	16,379	11,612	12,112	6,957	306	–	9	(1)

Net equity transactions	(24,258,983)	(20,377,328)	(10,219,816)	(4,910,755)	7,543,899	–	47,831	52,572

Net change in contract owners’ equity	(2,769,168)	(8,883,424)	4,843,815	2,581,007	8,181,606	–	62,467	53,154
Contract owners’ equity beginning of period	104,019,914	112,903,338	69,477,358	66,896,351	–	–	53,154	–

Contract owners’ equity end of period	$101,250,746	104,019,914	74,321,173	69,477,358	8,181,606	–	115,621	53,154

CHANGES IN UNITS:
Beginning units	7,696,317	9,350,630	5,518,253	5,939,570	–	–	4,747	–

Units purchased	17,098	20,311	833,973	1,054,679	1,013,620	–	4,564	4,911
Units redeemed	(1,648,610)	(1,674,624)	(1,573,299)	(1,475,996)	(303,345)	–	(561)	(164)

Ending units	6,064,805	7,696,317	4,778,927	5,518,253	710,275	–	8,750	4,747

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPUltra		ACVPUltra2		ACVPVal		ACVPVal2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(186,183)	(223,007)	(38,118)	(52,722)	917,098	(1,765,928)	(46,431)	(96,043)
Realized gain (loss) on investments	919,395	913,716	319,436	103,225	9,594,716	5,507,520	586,226	233,934
Change in unrealized gain (loss) on investments	(1,537,533)	(517,074)	(399,437)	(55,351)	23,597,928	(39,042,568)	(23,610)	(770,101)
Reinvested capital gains	–	–	–	–	44,359,944	54,073,919	739,532	896,117

Net increase (decrease) in contract owners’ equity resulting from operations	(804,321)	173,635	(118,119)	(4,848)	78,469,686	18,772,943	1,255,717	263,907

Equity transactions:
Purchase payments received from contract owners (note 3)	407,933	820,365	11,260	24,378	10,091,631	12,410,924	116,853	53,499
Transfers between funds	(7,246,980)	4,972,682	(800,632)	(92,856)	(14,170,009)	(8,704,983)	(911,941)	244,692
Redemptions (note 3)	(2,083,407)	(1,777,676)	(184,153)	(259,943)	(70,101,076)	(53,349,699)	(751,897)	(503,390)
Annuity benefits	(14,078)	(12,304)	–	–	(141,919)	(123,262)	–	–
Annual contract maintenance charges (note 2)	(484)	(344)	–	–	(7,879)	(7,576)	–	–
Contingent deferred sales charges (note 2)	(23,320)	(26,701)	(3,643)	(5,207)	(665,990)	(710,613)	(12,455)	(12,162)
Adjustments to maintain reserves	(399)	311	(252)	(104)	55,482	43,319	(451)	(478)

Net equity transactions	(8,960,735)	3,976,333	(977,420)	(333,732)	(74,939,760)	(50,441,890)	(1,559,891)	(217,839)

Net change in contract owners’ equity	(9,765,056)	4,149,968	(1,095,539)	(338,580)	3,529,926	(31,668,947)	(304,174)	46,068
Contract owners’ equity beginning of period	21,977,866	17,827,898	2,984,012	3,322,592	510,544,212	542,213,159	9,030,848	8,984,780

Contract owners’ equity end of period	$12,212,810	21,977,866	1,888,473	2,984,012	514,074,138	510,544,212	8,726,674	9,030,848

CHANGES IN UNITS:
Beginning units	1,997,032	1,635,491	281,896	314,693	28,163,939	31,066,593	718,655	736,549

Units purchased	429,844	1,226,580	13,831	12,705	3,676,423	4,490,245	58,372	65,250
Units redeemed	(1,271,931)	(865,039)	(107,171)	(45,502)	(7,687,870)	(7,392,899)	(179,316)	(83,144)

Ending units	1,154,945	1,997,032	188,556	281,896	24,152,492	28,163,939	597,711	718,655

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPVista1		ACVPVista2		BBTCapMgr		BBTLgCapV
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2,559)	–	(311)	(8)	(6,227)	2,197	3,758	25,895
Realized gain (loss) on investments	(6,208)	–	60	1	48,471	35,783	100,649	35,010
Change in unrealized gain (loss) on investments	30,150	–	956	(261)	166,576	60,897	654,268	145,956
Reinvested capital gains	–	–	52	–	64,751	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	21,383	–	757	(268)	273,571	98,877	758,675	206,861

Equity transactions:
Purchase payments received from contract owners (note 3)	29,878	–	2,250	15,105	66,700	74,986	79,616	108,624
Transfers between funds	441,855	–	–	–	(11,647)	13	(17,316)	9,490
Redemptions (note 3)	(27,573)	–	(230)	–	(134,522)	(132,149)	(255,001)	(290,551)
Annuity benefits	–	–	(1,110)	(27)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(25)	–	–	–	(1,292)	(2,500)	(4,719)	(11,893)
Adjustments to maintain reserves	9	–	50	(2)	(136)	(126)	(8)	(110)

Net equity transactions	444,144	–	960	15,076	(80,897)	(59,776)	(197,428)	(184,440)

Net change in contract owners’ equity	465,527	–	1,717	14,808	192,674	39,101	561,247	22,421
Contract owners’ equity beginning of period	–	–	14,808	–	1,977,946	1,938,845	3,959,805	3,937,384

Contract owners’ equity end of period	$465,527	–	16,525	14,808	2,170,620	1,977,946	4,521,052	3,959,805

CHANGES IN UNITS:
Beginning units	–	–	1,310	–	173,891	179,516	340,929	357,885

Units purchased	85,222	–	79	1,312	5,473	6,792	8,057	11,745
Units redeemed	(38,398)	–	(21)	(2)	(12,215)	(12,417)	(23,977)	(28,701)

Ending units	46,824	–	1,368	1,310	167,149	173,891	325,009	340,929

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	BBTLgCapGr		BBTMdCapGr		CSTGlSmCp		CSTIntFoc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(14,989)	(18,037)	(29,711)	(39,943)	(33,792)	(37,565)	(1,620)	(11,419)
Realized gain (loss) on investments	37,884	42,445	98,818	51,477	351,098	149,078	652,408	405,898
Change in unrealized gain (loss) on investments	13,427	(18,993)	(188,993)	355,300	57,458	411,486	661,797	886,089
Reinvested capital gains	4,358	–	182,048	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	40,680	5,415	62,162	366,834	374,764	522,999	1,312,585	1,280,568

Equity transactions:
Purchase payments received from contract owners (note 3)	44,290	18,339	69,463	37,317	15,873	15,914	10,585	10,070
Transfers between funds	(32,259)	(115,889)	(8,330)	(12,328)	(188,610)	(222,146)	(206,324)	(453,381)
Redemptions (note 3)	(119,008)	(97,663)	(205,804)	(157,257)	(834,836)	(522,886)	(1,782,662)	(1,640,868)
Annuity benefits	–	–	–	–	–	–	(2,916)	(4,871)
Annual contract maintenance charges (note 2)	–	–	–	–	(58)	(55)	(64)	(74)
Contingent deferred sales charges (note 2)	(2,646)	(3,199)	(3,559)	(5,394)	(830)	(4,305)	(2,092)	(5,182)
Adjustments to maintain reserves	(136)	(3)	127	275	(179)	(40)	(142)	3,200

Net equity transactions	(109,759)	(198,415)	(148,103)	(137,387)	(1,008,640)	(733,518)	(1,983,615)	(2,091,106)

Net change in contract owners’ equity	(69,079)	(193,000)	(85,941)	229,447	(633,876)	(210,519)	(671,030)	(810,538)
Contract owners’ equity beginning of period	1,696,640	1,889,640	3,227,954	2,998,507	3,775,401	3,985,920	8,525,540	9,336,078

Contract owners’ equity end of period	$1,627,561	1,696,640	3,142,013	3,227,954	3,141,525	3,775,401	7,854,510	8,525,540

CHANGES IN UNITS:
Beginning units	181,917	203,835	221,842	232,570	303,526	369,551	722,518	921,733

Units purchased	5,373	3,894	4,825	3,094	2,395	1,238	540	5,314
Units redeemed	(17,255)	(25,812)	(14,633)	(13,822)	(80,389)	(67,263)	(156,403)	(204,529)

Ending units	170,035	181,917	212,034	221,842	225,532	303,526	566,655	722,518

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	CSTLCapV		DryELeadS		DrySmCapIxS		DrySRGro
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(20,270)	(40,872)	(27,090)	(27,547)	(511,261)	(761,245)	(1,040,168)	(1,352,343)
Realized gain (loss) on investments	721,903	296,671	118,097	80,616	6,760,578	4,640,167	(7,754,082)	(20,120,988)
Change in unrealized gain (loss) on investments	1,563,021	727,658	(230,119)	(92,403)	(856,674)	(947,321)	16,203,587	23,919,728
Reinvested capital gains	–	–	221,791	78,797	1,579,129	169,983	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,264,654	983,457	82,679	39,463	6,971,772	3,101,584	7,409,337	2,446,397

Equity transactions:
Purchase payments received from contract owners (note 3)	121,770	96,025	38,885	31,162	2,140,827	2,192,865	3,996,911	4,367,616
Transfers between funds	(41,587)	479,491	(137,208)	42,203	(5,457,169)	(2,620,352)	(8,570,132)	(16,451,632)
Redemptions (note 3)	(3,198,285)	(2,092,426)	(152,918)	(122,590)	(8,994,851)	(6,054,703)	(18,139,671)	(14,692,344)
Annuity benefits	–	–	–	–	(40,837)	(41,652)	(22,415)	(21,695)
Annual contract maintenance charges (note 2)	(268)	(234)	–	–	(1,765)	(1,510)	(15,351)	(18,209)
Contingent deferred sales charges (note 2)	(7,746)	(16,340)	(3,082)	(4,779)	(82,535)	(75,999)	(143,937)	(210,403)
Adjustments to maintain reserves	(68)	234	(158)	(171)	8,543	10,671	8,251	15,712

Net equity transactions	(3,126,184)	(1,533,250)	(254,481)	(54,175)	(12,427,787)	(6,590,680)	(22,886,344)	(27,010,955)

Net change in contract owners’ equity	(861,530)	(549,793)	(171,802)	(14,712)	(5,456,015)	(3,489,096)	(15,477,007)	(24,564,558)
Contract owners’ equity beginning of period	14,454,274	15,004,067	1,548,272	1,562,984	63,364,795	66,853,891	110,505,138	135,069,696

Contract owners’ equity end of period	$13,592,744	14,454,274	1,376,470	1,548,272	57,908,780	63,364,795	95,028,131	110,505,138

CHANGES IN UNITS:
Beginning units	993,748	1,103,928	121,394	126,077	4,740,947	5,300,317	10,565,350	13,226,882

Units purchased	95,021	166,764	8,652	15,724	2,548,385	2,969,666	430,335	1,239,970
Units redeemed	(297,495)	(276,944)	(28,218)	(20,407)	(3,462,317)	(3,529,036)	(2,569,050)	(3,901,502)

Ending units	791,274	993,748	101,828	121,394	3,827,015	4,740,947	8,426,635	10,565,350

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DrySRGroS		DryStkIx		DryVIFApp		DryVIFAppS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(4,699)	(6,146)	4,077,888	4,244,472	610,594	(1,748,750)	(17,996)	(67,934)
Realized gain (loss) on investments	23,931	40,177	(24,506,830)	(39,350,167)	7,238,589	(713,276)	169,107	74,302
Change in unrealized gain (loss) on investments	(4,386)	(31,171)	135,270,460	66,264,137	10,757,414	7,153,131	339,376	72,817
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	14,846	2,860	114,841,518	31,158,442	18,606,597	4,691,105	490,487	79,185

Equity transactions:
Purchase payments received from contract owners (note 3)	1,098	3,758	20,909,493	23,478,811	2,578,680	3,207,518	149,669	68,004
Transfers between funds	(88,635)	48,052	(59,777,868)	(66,858,525)	(8,826,249)	(9,781,585)	(78,757)	(32,566)
Redemptions (note 3)	(15,123)	(160,656)	(149,144,875)	(123,600,201)	(25,926,972)	(18,969,809)	(331,216)	(158,646)
Annuity benefits	–	–	(207,337)	(155,446)	(65,449)	(100,068)	–	–
Annual contract maintenance charges (note 2)	–	–	(42,159)	(45,689)	(5,748)	(6,633)	–	–
Contingent deferred sales charges (note 2)	(22)	(10,344)	(1,014,413)	(1,538,937)	(117,995)	(201,280)	(6,010)	(2,022)
Adjustments to maintain reserves	(41)	(21)	83,673	76,706	5,698	7,525	(269)	(172)

Net equity transactions	(102,723)	(119,211)	(189,193,486)	(168,643,281)	(32,358,035)	(25,844,332)	(266,583)	(125,402)

Net change in contract owners’ equity	(87,877)	(116,351)	(74,351,968)	(137,484,839)	(13,751,438)	(21,153,227)	223,904	(46,217)
Contract owners’ equity beginning of period	309,376	425,727	931,218,953	1,068,703,792	141,836,282	162,989,509	3,670,539	3,716,756

Contract owners’ equity end of period	$221,499	309,376	856,866,985	931,218,953	128,084,844	141,836,282	3,894,443	3,670,539

CHANGES IN UNITS:
Beginning units	31,607	44,270	71,700,975	85,102,726	10,849,045	12,838,264	353,031	365,410

Units purchased	1,481	6,752	4,395,471	5,255,918	1,698,413	2,577,207	40,780	30,046
Units redeemed	(11,954)	(19,415)	(18,204,125)	(18,657,669)	(4,012,274)	(4,566,426)	(65,486)	(42,425)

Ending units	21,134	31,607	57,892,321	71,700,975	8,535,184	10,849,045	328,325	353,031

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DryVIFDevLd		DryVIFIntVal		FedAmLeadS		FedCapApS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(5,658)	(6,936)	276	(5,507)	(3,658)	(3,750)	(13,831)	(11,285)
Realized gain (loss) on investments	3,146	2,585	27,133	10,342	37,536	32,389	32,759	50,880
Change in unrealized gain (loss) on investments	(27,915)	23,064	28,967	32,943	(35,706)	(11,985)	116,905	(43,189)
Reinvested capital gains	39,666	–	37,928	5,702	82,521	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	9,239	18,713	94,304	43,480	80,693	16,654	135,833	(3,594)

Equity transactions:
Purchase payments received from contract owners (note 3)	23,608	4,941	–	–	860	3,373	57,615	675
Transfers between funds	2,992	93	–	(18,239)	(67,028)	(52,868)	(89,865)	(173,602)
Redemptions (note 3)	(4,641)	(2,787)	(46,703)	(3,494)	(31,673)	(48,256)	(35,506)	(32,414)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(59)	(9)	(477)	–	(322)	(2,207)	(391)	(997)
Adjustments to maintain reserves	(2)	29	(27)	(53)	(32)	(81)	(106)	(67)

Net equity transactions	21,898	2,267	(47,207)	(21,786)	(98,195)	(100,039)	(68,253)	(206,405)

Net change in contract owners’ equity	31,137	20,980	47,097	21,694	(17,502)	(83,385)	67,580	(209,999)
Contract owners’ equity beginning of period	466,784	445,804	455,973	434,279	644,442	727,827	1,048,079	1,258,078

Contract owners’ equity end of period	$497,921	466,784	503,070	455,973	626,940	644,442	1,115,659	1,048,079

CHANGES IN UNITS:
Beginning units	39,559	39,370	29,758	31,294	58,134	67,408	101,179	121,303

Units purchased	2,202	420	–	–	5,028	1,418	5,694	1,092
Units redeemed	(377)	(231)	(2,598)	(1,536)	(13,805)	(10,692)	(12,024)	(21,216)

Ending units	41,384	39,559	27,160	29,758	49,357	58,134	94,849	101,179

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FedHiIncS		FedMrkOp		FedQualBd		FedQualBdS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$327,825	372,146	(6,460)	–	8,866,003	8,898,607	197,678	191,698
Realized gain (loss) on investments	20,501	81,378	5,342	–	989,122	90,996	(138,651)	(53,885)
Change in unrealized gain (loss) on investments	65,808	(442,804)	25,995	–	(2,230,701)	(11,140,617)	128,189	(298,805)
Reinvested capital gains	–	–	–	–	–	2,253,484	–	69,578

Net increase (decrease) in contract owners’ equity resulting from operations	414,134	10,720	24,877	–	7,624,424	102,470	187,216	(91,414)

Equity transactions:
Purchase payments received from contract owners (note 3)	125,555	165,657	75,046	–	5,961,978	6,195,746	184,860	167,624
Transfers between funds	(115,058)	(274,063)	1,106,318	–	(28,388,474)	(11,831,462)	(126,418)	(558,114)
Redemptions (note 3)	(611,536)	(749,562)	(40,043)	–	(38,735,418)	(34,809,051)	(934,878)	(982,749)
Annuity benefits	(194)	(127)	–	–	(112,350)	(118,313)	(761)	(522)
Annual contract maintenance charges (note 2)	–	–	(6)	–	(2,913)	(2,907)	–	–
Contingent deferred sales charges (note 2)	(7,348)	(23,134)	(71)	–	(350,658)	(460,366)	(9,974)	(24,071)
Adjustments to maintain reserves	(922)	(436)	(38)	–	15,852	10,052	(2,748)	(560)

Net equity transactions	(609,503)	(881,665)	1,141,206	–	(61,611,983)	(41,016,301)	(889,919)	(1,398,392)

Net change in contract owners’ equity	(195,369)	(870,945)	1,166,083	–	(53,987,559)	(40,913,831)	(702,703)	(1,489,806)
Contract owners’ equity beginning of period	5,329,590	6,200,535	–	–	322,030,517	362,944,348	9,970,974	11,460,780

Contract owners’ equity end of period	$5,134,221	5,329,590	1,166,083	–	268,042,958	322,030,517	9,268,271	9,970,974

CHANGES IN UNITS:
Beginning units	429,576	501,358	–	–	24,642,363	27,791,514	906,385	1,034,363

Units purchased	48,007	46,931	179,085	–	1,951,744	2,365,425	103,654	40,189
Units redeemed	(96,179)	(118,713)	(65,965)	–	(6,670,256)	(5,514,576)	(183,865)	(168,167)

Ending units	381,404	429,576	113,120	–	19,923,851	24,642,363	826,174	906,385

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEIS		FidVIPEIS2		FidVIPGrS		FidVIPGrS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$15,403,316	3,504,344	185,854	(47,170)	(4,167,155)	(4,174,995)	(95,599)	(88,232)
Realized gain (loss) on investments	12,099,854	(189,480)	630,460	598,129	(14,229,939)	(61,306,506)	247,854	177,832
Change in unrealized gain (loss) on investments	13,001,591	564,372	(112,135)	(600,880)	42,655,600	86,046,779	119,400	101,006
Reinvested capital gains	95,223,574	31,014,763	1,982,765	584,560	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	135,728,335	34,893,999	2,686,944	534,639	24,258,506	20,565,278	271,655	190,606

Equity transactions:
Purchase payments received from contract owners (note 3)	14,731,729	15,383,040	378,934	204,295	9,371,171	11,471,845	110,551	92,240
Transfers between funds	(25,488,597)	(39,466,710)	(398,585)	(358,603)	(40,807,660)	(66,870,521)	(62,501)	(24,026)
Redemptions (note 3)	(126,111,549)	(96,606,476)	(840,200)	(1,431,465)	(76,806,888)	(64,249,579)	(463,136)	(426,046)
Annuity benefits	(213,877)	(206,155)	–	–	(92,795)	(130,362)	–	–
Annual contract maintenance charges (note 2)	(10,842)	(11,027)	–	–	(20,017)	(22,549)	–	–
Contingent deferred sales charges (note 2)	(873,633)	(1,095,914)	(10,758)	(29,526)	(566,079)	(945,800)	(7,474)	(8,346)
Adjustments to maintain reserves	76,635	62,825	(853)	(731)	36,778	10,202	(344)	(315)

Net equity transactions	(137,890,134)	(121,940,417)	(871,462)	(1,616,030)	(108,885,490)	(120,736,764)	(422,904)	(366,493)

Net change in contract owners’ equity	(2,161,799)	(87,046,418)	1,815,482	(1,081,391)	(84,626,984)	(100,171,486)	(151,249)	(175,887)
Contract owners’ equity beginning of period	808,027,255	895,073,673	15,660,964	16,742,355	514,171,880	614,343,366	5,916,818	6,092,705

Contract owners’ equity end of period	$805,865,456	808,027,255	17,476,446	15,660,964	429,544,896	514,171,880	5,765,569	5,916,818

CHANGES IN UNITS:
Beginning units	54,528,487	63,110,573	1,326,705	1,470,503	41,679,172	51,970,948	584,358	622,916

Units purchased	4,547,326	4,069,521	118,936	77,907	1,921,322	3,248,322	35,574	48,005
Units redeemed	(13,303,955)	(12,651,607)	(188,320)	(221,705)	(10,535,938)	(13,540,098)	(75,579)	(86,563)

Ending units	45,771,858	54,528,487	1,257,321	1,326,705	33,064,556	41,679,172	544,353	584,358

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPHIS		FidVIPOvS		FidVIPOvS2R		FidVIPOvSR
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$12,919,897	34,015,188	(187,786)	(329,686)	(108,577)	(107,981)	(390,779)	(552,421)
Realized gain (loss) on investments	(4,442,921)	(2,512,243)	5,459,327	2,500,566	719,691	485,264	12,483,983	2,733,609
Change in unrealized gain (loss) on investments	11,317,675	(28,013,132)	3,833,602	7,592,228	767,562	889,308	3,232,981	12,348,892
Reinvested capital gains	–	–	405,385	335,275	61,215	42,654	670,331	432,945

Net increase (decrease) in contract owners’ equity resulting from operations	19,794,651	3,489,813	9,510,528	10,098,383	1,439,891	1,309,245	15,996,516	14,963,025

Equity transactions:
Purchase payments received from contract owners (note 3)	3,552,051	4,482,770	157,099	172,656	168,329	176,174	3,911,467	3,173,338
Transfers between funds	(5,594,088)	(23,722,352)	(3,885,735)	(3,848,583)	(13,429)	305,071	71,041	5,479,057
Redemptions (note 3)	(39,899,699)	(33,075,098)	(10,757,311)	(7,030,761)	(550,346)	(806,527)	(14,258,567)	(7,191,153)
Annuity benefits	(58,997)	(54,918)	(21,311)	(21,184)	(235)	(136)	(34,366)	(31,327)
Annual contract maintenance charges (note 2)	(2,800)	(3,218)	(939)	(965)	–	–	(1,483)	(1,020)
Contingent deferred sales charges (note 2)	(240,826)	(315,609)	(59,816)	(69,108)	(9,646)	(22,329)	(117,709)	(82,650)
Adjustments to maintain reserves	24,295	8,230	10,700	21,626	(1,273)	(462)	17,655	4,340

Net equity transactions	(42,220,064)	(52,680,195)	(14,557,313)	(10,776,319)	(406,600)	(348,209)	(10,411,962)	1,350,585

Net change in contract owners’ equity	(22,425,413)	(49,190,382)	(5,046,785)	(677,936)	1,033,291	961,036	5,584,554	16,313,610
Contract owners’ equity beginning of period	229,048,725	278,239,107	65,676,892	66,354,828	9,471,729	8,510,693	100,947,945	84,634,335

Contract owners’ equity end of period	$206,623,312	229,048,725	60,630,107	65,676,892	10,505,020	9,471,729	106,532,499	100,947,945

CHANGES IN UNITS:
Beginning units	22,786,741	28,067,837	4,468,213	5,309,091	675,789	708,262	6,958,794	6,862,770

Units purchased	11,346,552	17,108,118	11,538	13,584	76,264	85,871	1,983,837	1,773,822
Units redeemed	(15,459,599)	(22,389,214)	(951,036)	(854,462)	(103,730)	(118,344)	(2,648,950)	(1,677,798)

Ending units	18,673,694	22,786,741	3,528,715	4,468,213	648,323	675,789	6,293,681	6,958,794

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPConS		FidVIPConS2		FidVIPIGBdS		FidVIPGrOpS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(796,356)	(7,964,083)	(151,231)	(274,158)	1,301,026	763,122	(287,137)	(171,850)
Realized gain (loss) on investments	29,610,411	7,156,883	1,173,299	551,547	(984,322)	(521,044)	(4,212,822)	(6,257,899)
Change in unrealized gain (loss) on investments	(13,800,683)	119,554,943	(909,351)	1,986,759	1,379,282	(694,030)	6,640,028	11,918,727
Reinvested capital gains	70,334,936	145,369	1,524,461	2,899	122,570	771,945	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	85,348,308	118,893,112	1,637,178	2,267,047	1,818,556	319,993	2,140,069	5,488,978

Equity transactions:
Purchase payments received from contract owners (note 3)	25,741,947	19,671,618	537,227	379,712	3,344,169	2,168,417	1,928,004	1,243,474
Transfers between funds	5,826,534	78,980,586	63,494	979,363	15,400,668	21,259,581	(4,648,067)	(4,535,033)
Redemptions (note 3)	(140,024,654)	(93,506,536)	(1,236,628)	(991,803)	(7,434,620)	(5,241,235)	(15,900,600)	(13,038,776)
Annuity benefits	(303,254)	(211,800)	–	–	(48,909)	(34,865)	(18,719)	(23,435)
Annual contract maintenance charges (note 2)	(26,249)	(24,002)	–	–	(1,015)	(668)	(1,625)	(1,791)
Contingent deferred sales charges (note 2)	(969,211)	(1,101,987)	(19,227)	(17,917)	(67,393)	(31,983)	(68,929)	(126,978)
Adjustments to maintain reserves	127,256	134,983	(929)	(714)	(340)	(1,213)	3,628	8,168

Net equity transactions	(109,627,631)	3,942,862	(656,063)	348,641	11,192,560	18,118,034	(18,706,308)	(16,474,371)

Net change in contract owners’ equity	(24,279,323)	122,835,974	981,115	2,615,688	13,011,116	18,438,027	(16,566,239)	(10,985,393)
Contract owners’ equity beginning of period	893,010,808	770,174,834	17,887,257	15,271,569	49,502,380	31,064,353	77,214,395	88,199,788

Contract owners’ equity end of period	$868,731,485	893,010,808	18,868,372	17,887,257	62,513,496	49,502,380	60,648,156	77,214,395

CHANGES IN UNITS:
Beginning units	48,190,974	47,949,091	1,274,568	1,246,619	4,565,853	2,891,195	7,586,186	9,323,234

Units purchased	7,305,460	11,688,025	161,648	163,184	3,790,753	3,026,118	629,952	450,864
Units redeemed	(13,036,453)	(11,446,142)	(207,168)	(135,235)	(2,841,359)	(1,351,460)	(2,482,045)	(2,187,912)

Ending units	42,459,981	48,190,974	1,229,048	1,274,568	5,515,247	4,565,853	5,734,093	7,586,186

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPMCapS		FidVIPMCapS2		FidVIPVaIS		FidVIPVaIS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(99,408)	–	(229,413)	(203,030)	(253,802)	(571,181)	(39,782)	(47,578)
Realized gain (loss) on investments	(35,841)	–	857,802	535,668	(805,882)	(327,641)	72,039	258,697
Change in unrealized gain (loss) on investments	1,336,931	–	(896,562)	1,164,979	(1,637,486)	(1,212,145)	(136,469)	(310,749)
Reinvested capital gains	–	–	1,638,948	180,371	8,072,471	1,750,405	457,279	88,094

Net increase (decrease) in contract owners’ equity resulting from operations	1,201,682	–	1,370,775	1,677,988	5,375,301	(360,562)	353,067	(11,536)

Equity transactions:
Purchase payments received from contract owners (note 3)	849,455	–	891,941	758,804	1,381,621	1,358,837	70,934	54,656
Transfers between funds	22,533,031	–	445,993	650,476	(7,867,413)	(11,555,979)	(16,219)	(188,588)
Redemptions (note 3)	(893,442)	–	(926,839)	(928,797)	(6,405,537)	(4,718,417)	(215,408)	(172,939)
Annuity benefits	–	–	(49,870)	(12,674)	(40,237)	(27,822)	–	–
Annual contract maintenance charges (note 2)	(85)	–	–	–	(1,055)	(749)	–	–
Contingent deferred sales charges (note 2)	(5,107)	–	(14,540)	(22,912)	(67,825)	(79,682)	(4,894)	(1,880)
Adjustments to maintain reserves	1,041	–	1,333	(977)	7,687	2,871	(217)	(248)

Net equity transactions	22,484,893	–	348,018	443,920	(12,992,759)	(15,020,941)	(165,804)	(308,999)

Net change in contract owners’ equity	23,686,575	–	1,718,793	2,121,908	(7,617,458)	(15,381,503)	187,263	(320,535)
Contract owners’ equity beginning of period	–	–	12,764,476	10,642,568	44,314,767	59,696,270	2,603,222	2,923,757

Contract owners’ equity end of period	$23,686,575	–	14,483,269	12,764,476	36,697,309	44,314,767	2,790,485	2,603,222

CHANGES IN UNITS:
Beginning units	–	–	734,732	741,487	3,312,290	4,540,152	200,980	226,885

Units purchased	2,714,676	–	106,190	99,096	1,269,904	1,518,087	17,645	28,413
Units redeemed	(494,775)	–	(114,539)	(105,851)	(2,200,290)	(2,745,949)	(29,405)	(54,318)

Ending units	2,219,901	–	726,383	734,732	2,381,904	3,312,290	189,220	200,980

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEnergyS2		FidVIPFree10S		FidVIPFree10S2		FidVIPFree20S
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$9,048	36	31,507	–	273	18	21,804	–
Realized gain (loss) on investments	(324,363)	75	172	–	245	5	6,903	–
Change in unrealized gain (loss) on investments	(1,201,637)	898	64,967	–	1,894	144	91,575	–
Reinvested capital gains	1,452,792	1,612	11,260	–	156	–	19,191	–

Net increase (decrease) in contract owners’ equity resulting from operations	(64,160)	2,621	107,906	–	2,568	167	139,473	–

Equity transactions:
Purchase payments received from contract owners (note 3)	740,354	27,823	201,427	–	28,000	10,289	223,651	–
Transfers between funds	11,557,385	6,163	2,369,899	–	–	–	1,944,228	–
Redemptions (note 3)	(733,084)	(964)	(16,644)	–	(1,431)	–	(125,321)	–
Annuity benefits	(7,066)	(846)	–	–	(2,664)	(345)	–	–
Annual contract maintenance charges (note 2)	(49)	–	(4)	–	–	–	–	–
Contingent deferred sales charges (note 2)	(6,458)	–	–	–	–	–	(1,970)	–
Adjustments to maintain reserves	893	(5)	151	–	159	(4)	(7)	–

Net equity transactions	11,551,975	32,171	2,554,829	–	24,064	9,940	2,040,581	–

Net change in contract owners’ equity	11,487,815	34,792	2,662,735	–	26,632	10,107	2,180,054	–
Contract owners’ equity beginning of period	34,792	–	–	–	10,107	–	–	–

Contract owners’ equity end of period	$11,522,607	34,792	2,662,735	–	36,739	10,107	2,180,054	–

CHANGES IN UNITS:
Beginning units	2,596	–	–	–	944	–	–	–

Units purchased	1,685,712	2,727	239,862	–	2,511	975	221,050	–
Units redeemed	(595,417)	(131)	(1,681)	–	(284)	(31)	(17,977)	–

Ending units	1,092,891	2,596	238,181	–	3,171	944	203,073	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPFree20S2		FidVIPFree30S		FidVIPFree30S2		FICoreEq
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$21	20	10,338	–	(53)	20	(1,413)	5,308
Realized gain (loss) on investments	72	–	104	–	308	–	1,300	52,827
Change in unrealized gain (loss) on investments	1,892	(45)	27,087	–	7,368	(48)	(128,389)	(186,026)
Reinvested capital gains	306	–	9,449	–	1,621	–	141,045	45,618

Net increase (decrease) in contract owners’ equity resulting from operations	2,291	(25)	46,978	–	9,244	(28)	12,543	(82,273)

Equity transactions:
Purchase payments received from contract owners (note 3)	29,390	4,200	119,997	–	152,597	4,200	271	35,484
Transfers between funds	–	–	786,181	–	–	–	(1,414,115)	(254,036)
Redemptions (note 3)	–	–	(5,000)	–	(1,201)	–	(504,621)	(72,045)
Annuity benefits	(1,723)	–	–	–	(6,796)	–	–	–
Annual contract maintenance charges (note 2)	–	–	(1)	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	–	(9)	–	–	–	(221)	(1,638)
Adjustments to maintain reserves	205	(1)	40	–	518	3	(39)	(538)

Net equity transactions	27,872	4,199	901,208	–	145,118	4,203	(1,918,725)	(292,773)

Net change in contract owners’ equity	30,163	4,174	948,186	–	154,362	4,175	(1,906,182)	(375,046)
Contract owners’ equity beginning of period	4,174	–	–	–	4,175	–	1,906,182	2,281,228

Contract owners’ equity end of period	$34,337	4,174	948,186	–	158,537	4,175	–	1,906,182

CHANGES IN UNITS:
Beginning units	379	–	–	–	372	–	199,531	229,886

Units purchased	2,610	379	86,721	–	13,078	372	282	6,525
Units redeemed	(137)	–	(729)	–	(620)	–	(199,813)	(36,880)

Ending units	2,852	379	85,992	–	12,830	372	–	199,531

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FHCapAp		FrVIPIncSec2		FrVIPRisDiv2		FrVIPSmCapV2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,050)	(7,489)	(64,149)	–	(5,248)	(2,656)	(60,718)	(1,783)
Realized gain (loss) on investments	37,284	15,163	3,308	–	21,704	7,011	386,792	5,295
Change in unrealized gain (loss) on investments	(237,567)	(58,767)	2,016,503	–	154,512	17,990	949,241	18,019
Reinvested capital gains	313,092	80,936	7,914	–	6,863	3,723	44,120	1,922

Net increase (decrease) in contract owners’ equity resulting from operations	111,759	29,843	1,963,576	–	177,831	26,068	1,319,435	23,453

Equity transactions:
Purchase payments received from contract owners (note 3)	–	15,704	2,053,170	–	322,881	502,224	317,796	144,346
Transfers between funds	(584,537)	(11,175)	34,352,694	–	69,656	25,128	13,092,836	47,141
Redemptions (note 3)	(793,051)	(39,155)	(1,218,614)	–	(38,098)	(56,778)	(1,193,387)	(3,462)
Annuity benefits	–	–	(6,254)	–	(92,944)	(41,672)	(35,313)	(27,513)
Annual contract maintenance charges (note 2)	–	–	(51)	–	2	–	(17)	–
Contingent deferred sales charges (note 2)	(160)	(1,120)	(3,185)	–	(666)	–	(14,288)	–
Adjustments to maintain reserves	23	(88)	1,127	–	1,991	1,018	2,521	1,130

Net equity transactions	(1,377,725)	(35,834)	35,178,887	–	262,822	429,920	12,170,148	161,642

Net change in contract owners’ equity	(1,265,966)	(5,991)	37,142,463	–	440,653	455,988	13,489,583	185,095
Contract owners’ equity beginning of period	1,265,966	1,271,957	–	–	935,884	479,896	418,165	233,070

Contract owners’ equity end of period	$–	1,265,966	37,142,463	–	1,376,537	935,884	13,907,748	418,165

CHANGES IN UNITS:
Beginning units	89,067	91,705	–	–	82,712	42,724	29,831	17,859

Units purchased	11	1,249	3,705,062	–	29,617	46,279	1,867,448	13,639
Units redeemed	(89,078)	(3,887)	(405,369)	–	(5,929)	(6,291)	(663,385)	(1,667)

Ending units	–	89,067	3,299,693	–	106,400	82,712	1,233,894	29,831

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FrVIPDevMrk3		FrVIPForSec2		FrVIPForSec3		FrVIPGlInc3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(11,916)	(341)	14	(117)	(12,574)	(304)	5,940	(206)
Realized gain (loss) on investments	(54,790)	45	4,825	1,646	22,978	3,045	(17,733)	23
Change in unrealized gain (loss) on investments	691,114	9,429	13,451	6,520	516,067	14,990	529,690	308
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	624,408	9,133	18,290	8,049	526,471	17,731	517,897	125

Equity transactions:
Purchase payments received from contract owners (note 3)	143,504	133,576	–	–	378,939	183,247	385,380	76,047
Transfers between funds	5,481,090	7,988	–	–	5,152,453	181,043	11,345,706	–
Redemptions (note 3)	(240,282)	(498)	(677)	(629)	(135,646)	(16,458)	(419,513)	(1,422)
Annuity benefits	(19,391)	(2,069)	(13,725)	(12,245)	(29,736)	(7,520)	(8,867)	(3,274)
Annual contract maintenance charges (note 2)	(1)	–	–	–	(8)	–	(6)	–
Contingent deferred sales charges (note 2)	(4,599)	–	–	–	(1,039)	–	(3,061)	–
Adjustments to maintain reserves	730	19	562	410	1,312	384	698	(1)

Net equity transactions	5,361,051	139,016	(13,840)	(12,464)	5,366,275	340,696	11,300,337	71,350

Net change in contract owners’ equity	5,985,459	148,149	4,450	(4,415)	5,892,746	358,427	11,818,234	71,475
Contract owners’ equity beginning of period	148,149	–	99,962	104,377	399,267	40,840	71,475	–

Contract owners’ equity end of period	$6,133,608	148,149	104,412	99,962	6,292,013	399,267	11,889,709	71,475

CHANGES IN UNITS:
Beginning units	11,667	–	7,345	8,344	32,270	3,590	7,294	–

Units purchased	593,554	11,875	–	–	537,294	30,451	1,273,309	7,718
Units redeemed	(121,373)	(208)	(948)	(999)	(64,183)	(1,771)	(174,267)	(424)

Ending units	483,848	11,667	6,397	7,345	505,381	32,270	1,106,336	7,294

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITAstAll2		GVITBnd2		GVITGlobGr2		GVITGrowth2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$281,463	–	20,232	–	(50,005)	–	44,135	–
Realized gain (loss) on investments	1,569	–	1,855	–	12,674	–	(42,679)	–
Change in unrealized gain (loss) on investments	870,806	–	303,017	–	1,436,237	–	1,200,909	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,153,838	–	325,104	–	1,398,906	–	1,202,365	–

Equity transactions:
Purchase payments received from contract owners (note 3)	1,552,911	–	635,935	–	525,261	–	1,068,070	–
Transfers between funds	20,134,746	–	12,946,095	–	16,917,061	–	20,231,094	–
Redemptions (note 3)	(871,953)	–	(537,611)	–	(544,373)	–	(664,907)	–
Annuity benefits	(3,758)	–	(617)	–	(1,393)	–	(2,975)	–
Annual contract maintenance charges (note 2)	(39)	–	(6)	–	(30)	–	(32)	–
Contingent deferred sales charges (note 2)	(3,010)	–	(5,860)	–	(4,746)	–	(3,398)	–
Adjustments to maintain reserves	6,579	–	7,997	–	654	–	(110)	–

Net equity transactions	20,815,476	–	13,045,933	–	16,892,434	–	20,627,742	–

Net change in contract owners’ equity	21,969,314	–	13,371,037	–	18,291,340	–	21,830,107	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$21,969,314	–	13,371,037	–	18,291,340	–	21,830,107	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	2,176,136	–	1,442,263	–	1,849,586	–	2,379,981	–
Units redeemed	(113,374)	–	(178,845)	–	(171,243)	–	(282,116)	–

Ending units	2,062,762	–	1,263,418	–	1,678,343	–	2,097,865	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntVal2		GVITIntVal3		GVITIntVal6		GVITEmMrkts
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$28	(3)	573,963	119,092	5,321	(2,912)	(21,900)	(23,056)
Realized gain (loss) on investments	89	43	3,000,126	1,563,726	83,169	16,691	512,472	146,235
Change in unrealized gain (loss) on investments	472	240	5,471,388	2,067,613	132,008	63,239	834,749	590,534
Reinvested capital gains	307	147	4,327,033	1,959,994	117,651	31,980	52,364	370,280

Net increase (decrease) in contract owners’ equity resulting from operations	896	427	13,372,510	5,710,425	338,149	108,998	1,377,685	1,083,993

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	1,895,565	1,981,157	187,804	143,334	49,403	31,684
Transfers between funds	–	–	17,355,746	20,098,164	615,237	472,239	(412,045)	(136,582)
Redemptions (note 3)	–	–	(7,582,238)	(4,704,124)	(148,296)	(32,982)	(588,119)	(247,924)
Annuity benefits	(361)	(319)	(112)	–	(22,267)	(13,793)	(7,976)	(7,472)
Annual contract maintenance charges (note 2)	–	–	(1,067)	(492)	15	–	(256)	(247)
Contingent deferred sales charges (note 2)	–	–	(59,957)	(41,240)	(1,333)	(769)	(6,092)	(5,561)
Adjustments to maintain reserves	–	16	12,428	26,135	(1,120)	(441)	1,995	11,164

Net equity transactions	(361)	(303)	11,620,365	17,359,600	630,040	567,588	(963,090)	(354,938)

Net change in contract owners’ equity	535	124	24,992,875	23,070,025	968,189	676,586	414,595	729,055
Contract owners’ equity beginning of period	4,465	4,341	58,153,730	35,083,705	1,250,472	573,886	4,476,639	3,747,584

Contract owners’ equity end of period	$5,000	4,465	83,146,605	58,153,730	2,218,661	1,250,472	4,891,234	4,476,639

CHANGES IN UNITS:
Beginning units	313	336	3,202,480	2,138,241	67,378	28,799	260,253	284,119

Units purchased	–	–	1,957,589	2,372,926	73,692	45,860	10,359	10,018
Units redeemed	(23)	(23)	(1,386,946)	(1,308,687)	(30,543)	(7,281)	(60,295)	(33,884)

Ending units	290	313	3,773,123	3,202,480	110,527	67,378	210,317	260,253

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITEmMrkts3		GVITEmMrkts6		GVITFHiInc		GVITFHiInc3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(532,698)	(398,310)	(12,486)	(4,277)	6,265,702	9,471,598	2,876,032	1,503,640
Realized gain (loss) on investments	12,605,318	3,064,979	63,861	16,186	(884,821)	4,571,114	(144,902)	199,298
Change in unrealized gain (loss) on investments	15,693,153	7,580,626	203,944	40,584	3,854,809	(13,596,882)	1,689,520	(666,424)
Reinvested capital gains	1,161,183	7,521,660	12,226	46,336	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	28,926,956	17,768,955	267,545	98,829	9,235,690	445,830	4,420,650	1,036,514

Equity transactions:
Purchase payments received from contract owners (note 3)	3,268,178	2,087,093	113,938	22,314	219,079	2,287,065	2,520,584	1,838,961
Transfers between funds	955,967	35,798,884	538,433	331,313	(18,199,879)	(72,569,957)	16,001,942	39,385,625
Redemptions (note 3)	(14,113,819)	(5,799,640)	(125,025)	(9,327)	(17,967,923)	(24,180,431)	(4,978,385)	(2,294,073)
Annuity benefits	(16,872)	(5,890)	–	–	(42,733)	(47,278)	(11,411)	(2,108)
Annual contract maintenance charges (note 2)	(1,992)	(987)	–	–	(1,067)	(1,474)	(345)	(65)
Contingent deferred sales charges (note 2)	(123,670)	(65,567)	(2,435)	(69)	(102,509)	(344,082)	(43,300)	(21,822)
Adjustments to maintain reserves	38,607	9,656	(137)	(36)	5,218	(304)	2,857	582

Net equity transactions	(9,993,601)	32,023,549	524,774	344,195	(36,089,814)	(94,856,461)	13,491,942	38,907,100

Net change in contract owners’ equity	18,933,355	49,792,504	792,319	443,024	(26,854,124)	(94,410,631)	17,912,592	39,943,614
Contract owners’ equity beginning of period	95,278,801	45,486,297	598,733	155,709	122,551,123	216,961,754	39,943,614	–

Contract owners’ equity end of period	$114,212,156	95,278,801	1,391,052	598,733	95,696,999	122,551,123	57,856,206	39,943,614

CHANGES IN UNITS:
Beginning units	4,965,345	3,106,247	39,305	13,294	8,998,545	16,155,881	3,808,514	–

Units purchased	2,909,379	3,658,064	48,032	32,797	23,004	1,979,048	3,621,782	5,680,419
Units redeemed	(3,468,178)	(1,798,966)	(19,199)	(6,786)	(2,599,467)	(9,136,384)	(2,385,994)	(1,871,905)

Ending units	4,406,546	4,965,345	68,138	39,305	6,422,082	8,998,545	5,044,302	3,808,514

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntIdx8		GVITGlFin		GVITGlFin3		GVITGlHlth
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$5,110	–	221	264	82,705	66,469	(1,261)	(1,312)
Realized gain (loss) on investments	10,218	–	1,703	652	976,858	96,730	54	815
Change in unrealized gain (loss) on investments	108,512	–	446	(1,228)	(209,404)	(402,074)	2,566	(3,915)
Reinvested capital gains	–	–	3,740	3,613	1,505,785	1,024,182	–	11,570

Net increase (decrease) in contract owners’ equity resulting from operations	123,840	–	6,110	3,301	2,355,944	785,307	1,359	7,158

Equity transactions:
Purchase payments received from contract owners (note 3)	54,675	–	–	–	515,572	171,815	–	–
Transfers between funds	1,275,851	–	–	–	(73,448)	2,713,627	(797)	–
Redemptions (note 3)	(152,502)	–	(1,313)	(1,092)	(1,799,843)	(741,873)	(3,080)	(3,133)
Annuity benefits	(3,591)	–	(10,236)	(8,942)	–	–	(4,342)	(4,572)
Annual contract maintenance charges (note 2)	(16)	–	–	–	(118)	(91)	–	–
Contingent deferred sales charges (note 2)	(4,732)	–	–	–	(18,814)	(8,560)	–	–
Adjustments to maintain reserves	28	–	101	94	3,287	670	126	428

Net equity transactions	1,169,713	–	(11,448)	(9,940)	(1,373,364)	2,135,588	(8,093)	(7,277)

Net change in contract owners’ equity	1,293,553	–	(5,338)	(6,639)	982,580	2,920,895	(6,734)	(119)
Contract owners’ equity beginning of period	–	–	37,710	44,349	11,984,534	9,063,639	104,566	104,685

Contract owners’ equity end of period	$1,293,553	–	32,372	37,710	12,967,114	11,984,534	97,832	104,566

CHANGES IN UNITS:
Beginning units	–	–	2,396	3,093	740,148	614,645	8,212	8,804

Units purchased	138,008	–	–	–	652,190	468,114	–	–
Units redeemed	(22,651)	–	(665)	(697)	(717,563)	(342,611)	(637)	(592)

Ending units	115,357	–	1,731	2,396	674,775	740,148	7,575	8,212

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlHlth3		GVITGlTech		GVITGlTech3		GVITGlUtl
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(368,337)	(413,794)	(26,473)	(31,503)	(124,220)	(131,093)	847	520
Realized gain (loss) on investments	(195,716)	607,783	(17,065)	(132,667)	8,561	(482,381)	2,082	4,215
Change in unrealized gain (loss) on investments	860,717	(1,642,057)	237,683	52,012	1,194,051	(103,878)	14,120	(9,702)
Reinvested capital gains	–	3,657,705	–	–	–	–	4,227	8,991

Net increase (decrease) in contract owners’ equity resulting from operations	296,664	2,209,637	194,145	(112,158)	1,078,392	(717,352)	21,276	4,024

Equity transactions:
Purchase payments received from contract owners (note 3)	946,107	945,777	24,472	19,662	330,366	446,125	–	–
Transfers between funds	(4,162,397)	3,281,255	(395,267)	(359,958)	2,013,959	(3,411,687)	–	(13,603)
Redemptions (note 3)	(4,015,324)	(3,156,162)	(331,457)	(271,901)	(1,195,447)	(1,029,124)	(6,475)	(5,326)
Annuity benefits	(2,719)	(661)	(1,259)	(1,458)	(202)	(217)	(1,185)	(1,800)
Annual contract maintenance charges (note 2)	(500)	(367)	(182)	(223)	(352)	(307)	–	–
Contingent deferred sales charges (note 2)	(41,653)	(46,237)	(4,219)	(5,521)	(15,892)	(19,101)	–	–
Adjustments to maintain reserves	536	2,378	154	15	469	(3,742)	328	465

Net equity transactions	(7,275,950)	1,025,983	(707,758)	(619,384)	1,132,901	(4,018,053)	(7,332)	(20,264)

Net change in contract owners’ equity	(6,979,286)	3,235,620	(513,613)	(731,542)	2,211,293	(4,735,405)	13,944	(16,240)
Contract owners’ equity beginning of period	32,766,480	29,530,860	2,507,026	3,238,568	10,139,668	14,875,073	60,835	77,075

Contract owners’ equity end of period	$25,787,194	32,766,480	1,993,413	2,507,026	12,350,961	10,139,668	74,779	60,835

CHANGES IN UNITS:
Beginning units	2,518,573	2,433,103	788,346	997,831	916,675	1,321,233	4,277	5,693

Units purchased	692,790	1,448,665	6,067	7,795	798,536	403,581	–	–
Units redeemed	(1,257,017)	(1,363,195)	(221,533)	(217,280)	(698,611)	(808,139)	(407)	(1,416)

Ending units	1,954,346	2,518,573	572,880	788,346	1,016,600	916,675	3,870	4,277

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlUtl3		GVITGvtBd		GVITGvtBd2		GVITGrowth
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$420,614	213,186	14,884,807	15,148,679	298,170	264,129	(707,507)	(807,533)
Realized gain (loss) on investments	698,996	1,539,770	(7,179,392)	(1,787,914)	(203,158)	(139,176)	2,338,198	1,467,806
Change in unrealized gain (loss) on investments	5,750,416	(3,808,585)	(1,647,580)	(2,066,694)	(54,664)	42,161	1,433,040	3,448,825
Reinvested capital gains	2,056,144	3,230,307	4,089,356	1,102,797	116,491	30,292	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,926,170	1,174,678	10,147,191	12,396,868	156,839	197,406	3,063,731	4,109,098

Equity transactions:
Purchase payments received from contract owners (note 3)	414,552	734,445	9,863,337	11,038,692	67,060	344,562	1,596,628	2,029,520
Transfers between funds	9,984,626	3,658,227	(13,946,978)	(13,847,680)	(330,450)	(107,854)	(5,026,723)	(5,126,252)
Redemptions (note 3)	(3,863,873)	(2,682,154)	(96,449,345)	(82,361,264)	(1,182,424)	(2,243,986)	(14,615,663)	(11,976,586)
Annuity benefits	–	–	(286,401)	(228,572)	(753)	(18,385)	(20,253)	(24,680)
Annual contract maintenance charges (note 2)	(126)	(100)	(7,514)	(8,954)	–	–	(6,045)	(6,983)
Contingent deferred sales charges (note 2)	(30,785)	(24,270)	(775,276)	(1,100,408)	(17,528)	(38,497)	(64,636)	(142,591)
Adjustments to maintain reserves	7,814	7,017	25,114	28,563	(5,230)	(891)	1,065	3,957

Net equity transactions	6,512,208	1,693,165	(101,577,063)	(86,479,623)	(1,469,325)	(2,065,051)	(18,135,627)	(15,243,615)

Net change in contract owners’ equity	15,438,378	2,867,843	(91,429,872)	(74,082,755)	(1,312,486)	(1,867,645)	(15,071,896)	(11,134,517)
Contract owners’ equity beginning of period	22,577,766	19,709,923	578,074,519	652,157,274	15,768,959	17,636,604	77,534,778	88,669,295

Contract owners’ equity end of period	$38,016,144	22,577,766	486,644,647	578,074,519	14,456,473	15,768,959	62,462,882	77,534,778

CHANGES IN UNITS:
Beginning units	1,719,422	1,576,428	42,401,094	48,795,618	1,433,490	1,628,935	10,681,078	12,847,793

Units purchased	1,285,064	1,312,585	5,166,947	6,637,077	98,204	80,998	579,285	1,097,251
Units redeemed	(875,938)	(1,169,591)	(12,581,604)	(13,031,601)	(225,904)	(276,443)	(3,034,869)	(3,263,966)

Ending units	2,128,548	1,719,422	34,986,437	42,401,094	1,305,790	1,433,490	8,225,494	10,681,078

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntGro		GVITIntGro3		GVITIDAgg2		GVITIDCon2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,021)	(2,644)	(53,522)	(24,416)	586,335	395,899	1,912,170	1,598,223
Realized gain (loss) on investments	170,797	58,282	3,821,189	911,771	2,269,706	2,469,039	1,796,995	1,227,706
Change in unrealized gain (loss) on investments	218,990	248,739	5,268,623	3,066,029	7,774,707	346,332	169,994	(3,087,471)
Reinvested capital gains	3,378	2,954	84,223	54,445	1,199,291	1,433,370	1,116,852	2,362,226

Net increase (decrease) in contract owners’ equity resulting from operations	392,144	307,331	9,120,513	4,007,829	11,830,039	4,644,640	4,996,011	2,100,684

Equity transactions:
Purchase payments received from contract owners (note 3)	15,942	5,106	1,497,952	604,645	5,183,365	4,002,520	2,473,516	3,758,724
Transfers between funds	(44,591)	(40,124)	16,447,868	13,227,118	5,479,350	5,462,880	4,851,772	5,656,161
Redemptions (note 3)	(157,407)	(130,197)	(4,680,190)	(1,182,432)	(7,009,511)	(4,400,569)	(16,282,062)	(13,087,490)
Annuity benefits	(3,112)	(2,372)	–	–	(79,020)	(68,987)	(98,498)	(165,870)
Annual contract maintenance charges (note 2)	(75)	(72)	(394)	(143)	(7,368)	(4,859)	(1,802)	(1,583)
Contingent deferred sales charges (note 2)	(2,663)	(1,939)	(50,495)	(22,820)	(115,245)	(88,561)	(175,727)	(188,336)
Adjustments to maintain reserves	483	184	13,433	4,153	10,390	6,843	5,141	5,988

Net equity transactions	(191,423)	(169,414)	13,228,174	12,630,521	3,461,961	4,909,267	(9,227,660)	(4,022,406)

Net change in contract owners’ equity	200,721	137,917	22,348,687	16,638,350	15,292,000	9,553,907	(4,231,649)	(1,921,722)
Contract owners’ equity beginning of period	1,300,550	1,162,633	24,441,820	7,803,470	76,652,365	67,098,458	108,319,945	110,241,667

Contract owners’ equity end of period	$1,501,271	1,300,550	46,790,507	24,441,820	91,944,365	76,652,365	104,088,296	108,319,945

CHANGES IN UNITS:
Beginning units	138,198	158,756	1,621,932	665,501	5,839,704	5,429,388	9,613,350	10,005,688

Units purchased	16,605	6,055	2,073,825	1,340,732	1,631,270	2,188,672	4,255,398	2,761,045
Units redeemed	(33,609)	(26,613)	(1,333,731)	(384,301)	(1,408,816)	(1,778,356)	(5,052,516)	(3,153,383)

Ending units	121,194	138,198	2,362,026	1,621,932	6,062,158	5,839,704	8,816,232	9,613,350

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDMod2		GVITIDModAg2		GVITIDModCon2		GVITJPBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$5,129,172	4,255,028	2,296,878	1,803,715	2,496,408	2,309,549	1,431,578	1,171,254
Realized gain (loss) on investments	12,094,944	4,655,048	9,788,600	7,178,510	8,361,244	4,688,914	228,047	(923,120)
Change in unrealized gain (loss) on investments	23,492,845	1,139,778	17,871,013	(235,106)	(1,177,891)	(4,379,564)	11,927,208	1,586,345
Reinvested capital gains	4,284,820	7,483,502	3,386,151	5,069,317	2,387,079	3,285,996	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	45,001,781	17,533,356	33,342,642	13,816,436	12,066,840	5,904,895	13,586,833	1,834,479

Equity transactions:
Purchase payments received from contract owners (note 3)	24,071,094	22,779,593	15,773,831	14,202,568	7,155,150	7,730,933	3,066,012	3,256,500
Transfers between funds	22,750,985	36,382,392	9,029,847	31,508,114	(911,886)	9,761,600	(5,680,673)	(3,188,378)
Redemptions (note 3)	(55,081,131)	(38,214,943)	(28,186,292)	(21,347,069)	(25,359,570)	(20,237,708)	(25,190,775)	(18,774,334)
Annuity benefits	(592,572)	(521,693)	(320,643)	(182,109)	(184,348)	(152,751)	(43,682)	(31,120)
Annual contract maintenance charges (note 2)	(13,505)	(10,169)	(16,227)	(11,517)	(4,295)	(3,117)	(1,988)	(1,785)
Contingent deferred sales charges (note 2)	(742,287)	(598,945)	(362,313)	(338,002)	(302,259)	(318,810)	(150,460)	(204,932)
Adjustments to maintain reserves	52,080	56,763	40,533	31,877	21,511	14,809	8,247	4,570

Net equity transactions	(9,555,336)	19,872,998	(4,041,264)	23,863,862	(19,585,697)	(3,205,044)	(27,993,319)	(18,939,479)

Net change in contract owners’ equity	35,446,445	37,406,354	29,301,378	37,680,298	(7,518,857)	2,699,851	(14,406,486)	(17,105,000)
Contract owners’ equity beginning of period	456,984,736	419,578,382	257,661,100	219,980,802	183,341,725	180,641,874	141,562,595	158,667,595

Contract owners’ equity end of period	$492,431,181	456,984,736	286,962,478	257,661,100	175,822,868	183,341,725	127,156,109	141,562,595

CHANGES IN UNITS:
Beginning units	37,043,015	35,448,745	20,208,078	18,307,486	15,406,649	15,686,074	12,798,198	14,529,688

Units purchased	7,351,516	8,286,432	3,810,710	6,348,837	4,314,861	4,053,452	755,019	1,130,976
Units redeemed	(8,254,409)	(6,692,162)	(4,310,766)	(4,448,245)	(5,936,158)	(4,332,877)	(3,189,626)	(2,862,466)

Ending units	36,140,122	37,043,015	19,708,022	20,208,078	13,785,352	15,406,649	10,363,591	12,798,198

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMdCpGr		GVITMidCap		GVITMyMkt		GVITNWFund
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,092,405)	(1,118,809)	(355,121)	(635,787)	18,343,487	8,078,183	(162,150)	(798,842)
Realized gain (loss) on investments	9,338,403	6,892,104	17,125,767	9,598,763	–	–	4,104,977	(50,408,674)
Change in unrealized gain (loss) on investments	(1,322,709)	1,310,055	3,869,428	3,581,679	–	–	36,768,561	74,663,114
Reinvested capital gains	–	–	4,296,884	18,371,518	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,923,289	7,083,350	24,936,958	30,916,173	18,343,487	8,078,183	40,711,388	23,455,598

Equity transactions:
Purchase payments received from contract owners (note 3)	2,135,040	2,293,646	7,954,095	7,455,141	55,182,388	49,201,578	6,609,502	5,838,384
Transfers between funds	(8,395,544)	(3,105,796)	(16,999,823)	671,491	200,147,280	100,586,004	(18,857,429)	(21,540,016)
Redemptions (note 3)	(12,572,303)	(9,733,669)	(42,202,385)	(30,549,425)	(243,607,481)	(172,023,515)	(68,450,428)	(54,499,787)
Annuity benefits	(25,783)	(13,462)	(110,758)	(87,106)	(520,323)	(468,962)	(154,951)	(126,440)
Annual contract maintenance charges (note 2)	(3,644)	(3,729)	(5,532)	(5,078)	(6,371)	(7,048)	(16,142)	(17,748)
Contingent deferred sales charges (note 2)	(138,521)	(157,401)	(402,600)	(423,622)	(2,480,167)	(2,180,857)	(338,868)	(617,048)
Adjustments to maintain reserves	13,011	21,052	48,328	35,916	(330,672)	(28,876)	37,047	23,314

Net equity transactions	(18,987,744)	(10,699,359)	(51,718,675)	(22,902,683)	8,384,654	(24,921,676)	(81,171,269)	(70,939,341)

Net change in contract owners’ equity	(12,064,455)	(3,616,009)	(26,781,717)	8,013,490	26,728,141	(16,843,493)	(40,459,881)	(47,483,743)
Contract owners’ equity beginning of period	93,418,678	97,034,687	317,927,893	309,914,403	519,290,636	536,134,129	381,653,852	429,137,595

Contract owners’ equity end of period	$81,354,223	93,418,678	291,146,176	317,927,893	546,018,777	519,290,636	341,193,971	381,653,852

CHANGES IN UNITS:
Beginning units	6,941,684	7,830,003	14,674,682	15,860,940	45,063,953	47,255,568	29,996,004	35,853,013

Units purchased	1,406,289	1,667,093	2,237,020	3,052,416	64,145,660	62,955,670	997,896	803,595
Units redeemed	(2,793,940)	(2,555,412)	(4,599,375)	(4,238,674)	(63,317,705)	(65,147,285)	(7,169,732)	(6,660,604)

Ending units	5,554,033	6,941,684	12,312,327	14,674,682	45,891,908	45,063,953	23,824,168	29,996,004

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITNWFund2		GVITNWLead		GVITNWLead3		GVITSmCapGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(24,369)	(30,075)	(16)	(2)	(82,168)	5,283	(1,067,790)	(1,147,643)
Realized gain (loss) on investments	107,028	113,027	52	54	219,098	1,265,146	5,098,643	6,576,603
Change in unrealized gain (loss) on investments	153,860	23,125	195	(280)	580,311	(2,080,340)	(2,526,008)	(181,122)
Reinvested capital gains	–	–	296	547	1,584,435	1,990,445	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	236,519	106,077	527	319	2,301,676	1,180,534	1,504,845	5,247,838

Equity transactions:
Purchase payments received from contract owners (note 3)	3,090	16,452	–	–	467,542	596,151	1,753,935	2,199,393
Transfers between funds	(79,667)	(171,447)	–	–	7,071,469	7,102,473	(5,122,612)	(5,932,574)
Redemptions (note 3)	(87,479)	(199,302)	–	–	(2,319,547)	(1,655,845)	(9,914,657)	(8,766,370)
Annuity benefits	–	–	(369)	(339)	–	–	(111,676)	(13,672)
Annual contract maintenance charges (note 2)	–	–	–	–	(190)	(137)	(1,937)	(1,944)
Contingent deferred sales charges (note 2)	(619)	(3,099)	–	–	(19,811)	(16,544)	(121,066)	(149,061)
Adjustments to maintain reserves	(193)	(170)	46	27	2,528	2,580	9,389	13,041

Net equity transactions	(164,868)	(357,566)	(323)	(312)	5,201,991	6,028,678	(13,508,624)	(12,651,187)

Net change in contract owners’ equity	71,651	(251,489)	204	7	7,503,667	7,209,212	(12,003,779)	(7,403,349)
Contract owners’ equity beginning of period	2,210,461	2,461,950	3,793	3,786	14,087,780	6,878,568	92,917,906	100,321,255

Contract owners’ equity end of period	$2,282,112	2,210,461	3,997	3,793	21,591,447	14,087,780	80,914,127	92,917,906

CHANGES IN UNITS:
Beginning units	195,744	228,367	286	311	974,521	517,620	5,993,892	6,907,587

Units purchased	9,937	5,757	–	–	774,612	887,467	1,568,605	3,424,076
Units redeemed	(23,688)	(38,380)	(23)	(25)	(443,589)	(430,566)	(2,442,469)	(4,337,771)

Ending units	181,993	195,744	263	286	1,305,544	974,521	5,120,028	5,993,892

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITSmCapGr2		GVITSmCapVal		GVITSmCapVal2		GVITSmComp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(28,145)	(35,375)	(2,998,861)	(4,811,958)	(54,295)	(61,135)	(3,736,508)	(4,037,758)
Realized gain (loss) on investments	376,949	126,646	46,262,192	31,855,620	333,537	245,101	26,492,778	12,721,833
Change in unrealized gain (loss) on investments	(300,576)	13,371	(15,282,920)	(67,866,216)	(70,190)	(552,033)	4,581,599	(14,486,382)
Reinvested capital gains	–	–	27,764,788	46,305,524	268,583	393,549	6,624,822	41,596,121

Net increase (decrease) in contract owners’ equity resulting from operations	48,228	104,642	55,745,199	5,482,970	477,635	25,482	33,962,691	35,793,814

Equity transactions:
Purchase payments received from contract owners (note 3)	35,249	25,237	7,054,419	8,793,697	66,115	63,864	7,604,881	7,188,490
Transfers between funds	(540,501)	(115,129)	(42,557,186)	(44,012,820)	(67,403)	12,016	(19,986,091)	(3,987,407)
Redemptions (note 3)	(174,102)	(160,399)	(54,197,597)	(46,316,607)	(316,317)	(346,043)	(47,777,545)	(35,937,652)
Annuity benefits	(47)	(31)	(87,430)	(95,561)	(119)	(74)	(86,966)	(71,339)
Annual contract maintenance charges (note 2)	–	–	(8,367)	(8,419)	–	–	(6,387)	(5,962)
Contingent deferred sales charges (note 2)	(3,232)	(6,413)	(472,656)	(626,144)	(5,125)	(11,215)	(350,749)	(409,430)
Adjustments to maintain reserves	(226)	(169)	54,591	49,333	(516)	(181)	27,578	66,609

Net equity transactions	(682,859)	(256,904)	(90,214,226)	(82,216,521)	(323,365)	(281,633)	(60,575,279)	(33,156,691)

Net change in contract owners’ equity	(634,631)	(152,262)	(34,469,027)	(76,733,551)	154,270	(256,151)	(26,612,588)	2,637,123
Contract owners’ equity beginning of period	2,008,276	2,160,538	395,068,174	471,801,725	3,360,499	3,616,650	352,006,393	349,369,270

Contract owners’ equity end of period	$1,373,645	2,008,276	360,599,147	395,068,174	3,514,769	3,360,499	325,393,805	352,006,393

CHANGES IN UNITS:
Beginning units	180,755	205,976	15,479,024	18,902,563	265,601	288,728	15,568,695	17,198,697

Units purchased	18,385	7,451	2,027,865	2,141,686	32,656	30,981	1,933,277	2,071,049
Units redeemed	(76,503)	(32,672)	(5,410,851)	(5,565,225)	(56,479)	(54,108)	(4,573,072)	(3,701,051)

Ending units	122,637	180,755	12,096,038	15,479,024	241,778	265,601	12,928,900	15,568,695

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITSmComp2		GVITUSGro		GVITUSGro3		GVITVKVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(93,539)	(87,852)	(5,054)	(3,354)	(263,471)	(301,180)	414,842	344,871
Realized gain (loss) on investments	244,364	217,671	3,529	1,070	(623,692)	741,018	7,607,418	8,949,619
Change in unrealized gain (loss) on investments	237,282	(280,666)	(17,661)	(19,001)	(272,044)	(2,355,468)	118,812	(9,054,017)
Reinvested capital gains	100,845	597,145	7,988	48,816	443,038	4,361,751	4,061,342	2,244,050

Net increase (decrease) in contract owners’ equity resulting from operations	488,952	446,298	(11,198)	27,531	(716,169)	2,446,121	12,202,414	2,484,523

Equity transactions:
Purchase payments received from contract owners (note 3)	103,150	49,430	156,478	36,819	554,081	917,921	2,866,074	3,219,463
Transfers between funds	(8,027)	(119,408)	9,214	27,992	(1,656,283)	3,015,688	959,362	(2,929,021)
Redemptions (note 3)	(295,277)	(201,397)	(17,451)	(8,605)	(3,340,177)	(2,997,084)	(13,171,426)	(12,008,148)
Annuity benefits	–	–	(23,626)	(8,784)	–	–	(63,858)	(43,525)
Annual contract maintenance charges (note 2)	–	–	–	–	(340)	(264)	(1,774)	(1,617)
Contingent deferred sales charges (note 2)	(4,243)	(3,718)	–	–	(34,545)	(49,341)	(108,182)	(142,753)
Adjustments to maintain reserves	(363)	(234)	1,133	(1,122)	1,007	2,479	8,770	9,946

Net equity transactions	(204,760)	(275,327)	125,748	46,300	(4,476,257)	889,399	(9,511,034)	(11,895,655)

Net change in contract owners’ equity	284,192	170,971	114,550	73,831	(5,192,426)	3,335,520	2,691,380	(9,411,132)
Contract owners’ equity beginning of period	5,027,436	4,856,465	316,390	242,559	27,583,203	24,247,683	89,117,565	98,528,697

Contract owners’ equity end of period	$5,311,628	5,027,436	430,940	316,390	22,390,777	27,583,203	91,808,945	89,117,565

CHANGES IN UNITS:
Beginning units	364,034	386,685	21,415	17,830	1,991,805	1,936,359	7,349,707	8,373,849

Units purchased	37,126	28,811	11,188	4,343	764,045	847,366	1,951,256	2,635,989
Units redeemed	(50,588)	(51,462)	(1,854)	(758)	(1,112,893)	(791,920)	(2,686,479)	(3,660,131)

Ending units	350,572	364,034	30,749	21,415	1,642,957	1,991,805	6,614,484	7,349,707

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMltSec		GVITWLead		GVITWLead3		JanBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$4,442,646	4,716,919	(60,631)	(33,858)	(50,550)	(34,299)	327	664
Realized gain (loss) on investments	2,036,608	1,668,490	3,419,760	1,739,352	1,931,292	334,680	4,370	572
Change in unrealized gain (loss) on investments	(1,380,336)	(5,724,560)	1,302,154	1,893,743	1,443,477	1,287,518	101	3,768
Reinvested capital gains	359,552	937,364	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,458,470	1,598,213	4,661,283	3,599,237	3,324,219	1,587,899	4,798	5,004

Equity transactions:
Purchase payments received from contract owners (note 3)	2,996,581	3,358,554	59,390	63,910	443,388	650,596	–	–
Transfers between funds	(1,423,531)	12,237,080	(1,583,663)	(955,229)	1,724,828	4,706,545	(34,519)	–
Redemptions (note 3)	(26,514,466)	(22,351,293)	(4,685,965)	(3,018,322)	(2,060,951)	(1,028,498)	(2,045)	(1,946)
Annuity benefits	(59,251)	(71,626)	(2,294)	(1,933)	(3,708)	(3,465)	(1,059)	(6,206)
Annual contract maintenance charges (note 2)	(1,108)	(1,113)	(438)	(458)	(182)	(103)	–	–
Contingent deferred sales charges (note 2)	(166,537)	(240,067)	(22,423)	(19,577)	(12,262)	(6,687)	–	–
Adjustments to maintain reserves	7,894	16,095	4,793	7,237	3,384	3,536	71	58

Net equity transactions	(25,160,418)	(7,052,370)	(6,230,600)	(3,924,372)	94,497	4,321,924	(37,552)	(8,094)

Net change in contract owners’ equity	(19,701,948)	(5,454,157)	(1,569,317)	(325,135)	3,418,716	5,909,823	(32,754)	(3,090)
Contract owners’ equity beginning of period	172,779,557	178,233,714	22,513,395	22,838,530	12,884,406	6,974,583	83,685	86,775

Contract owners’ equity end of period	$153,077,609	172,779,557	20,944,078	22,513,395	16,303,122	12,884,406	50,931	83,685

CHANGES IN UNITS:
Beginning units	12,458,176	12,983,235	1,665,870	1,993,649	703,872	448,762	7,136	7,867

Units purchased	2,208,027	2,690,902	3,994	4,311	419,176	411,110	–	–
Units redeemed	(3,996,410)	(3,215,961)	(425,353)	(332,090)	(406,606)	(156,000)	(3,153)	(731)

Ending units	10,669,793	12,458,176	1,244,511	1,665,870	716,442	703,872	3,983	7,136

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanForty		JanGlTechS2		JanGlTech		JanRMgCore
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2,406,988)	(2,938,610)	(255,508)	(238,255)	(525,508)	(563,327)	(44,701)	17,986
Realized gain (loss) on investments	12,994,935	8,729,229	2,142,922	1,473,983	(235,778)	(1,503,078)	(285,906)	209,290
Change in unrealized gain (loss) on investments	4,701,676	19,042,312	(592,503)	490,507	3,323,898	6,162,835	359,109	(575,573)
Reinvested capital gains	–	–	–	–	–	–	271,037	838,405

Net increase (decrease) in contract owners’ equity resulting from operations	15,289,623	24,832,931	1,294,911	1,726,235	2,562,612	4,096,430	299,539	490,108

Equity transactions:
Purchase payments received from contract owners (note 3)	4,104,565	4,361,254	1,455,258	1,515,743	189,563	198,776	93,016	81,843
Transfers between funds	(19,845,986)	(7,787,882)	(835,564)	(1,583,584)	(3,405,665)	(5,057,231)	(1,106,546)	197,903
Redemptions (note 3)	(26,989,749)	(25,699,960)	(2,669,566)	(2,127,928)	(4,938,822)	(4,631,348)	(674,533)	(957,755)
Annuity benefits	(24,512)	(28,564)	(43)	–	(2,063)	(4,489)	–	–
Annual contract maintenance charges (note 2)	(4,554)	(5,321)	(571)	(675)	(1,954)	(2,320)	–	–
Contingent deferred sales charges (note 2)	(326,390)	(448,248)	(36,086)	(35,856)	(76,614)	(103,645)	(4,441)	(1,483)
Adjustments to maintain reserves	28,792	58,840	2,973	(339)	9,834	4,850	301	643

Net equity transactions	(43,057,834)	(29,549,881)	(2,083,599)	(2,232,639)	(8,225,721)	(9,595,407)	(1,692,203)	(678,849)

Net change in contract owners’ equity	(27,768,211)	(4,716,950)	(788,688)	(506,404)	(5,663,109)	(5,498,977)	(1,392,664)	(188,741)
Contract owners’ equity beginning of period	236,055,086	240,772,036	20,407,786	20,914,190	45,963,738	51,462,715	4,849,120	5,037,861

Contract owners’ equity end of period	$208,286,875	236,055,086	19,619,098	20,407,786	40,300,629	45,963,738	3,456,456	4,849,120

CHANGES IN UNITS:
Beginning units	25,585,852	29,018,242	1,809,622	2,038,707	12,377,329	15,268,291	312,325	355,509

Units purchased	1,601,983	2,804,955	515,246	505,869	21,846	34,700	222,772	227,060
Units redeemed	(6,230,204)	(6,237,345)	(692,641)	(734,954)	(2,211,534)	(2,925,662)	(331,068)	(270,244)

Ending units	20,957,631	25,585,852	1,632,227	1,809,622	10,187,641	12,377,329	204,029	312,325

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanIntGroS2		JanIntGro		JPMSTMidCap		MFSInvGrStS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,129,498	(47,908)	919,714	(219,318)	(290,695)	(528,720)	(3,456)	(2,918)
Realized gain (loss) on investments	15,143,843	3,147,889	13,755,541	5,092,102	4,058,511	1,520,723	6,557	6,321
Change in unrealized gain (loss) on investments	26,054,523	15,460,030	40,796,966	27,983,925	2,299,089	2,396,467	12,987	5,596
Reinvested capital gains	–	–	–	–	1,362,877	629,978	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	42,327,864	18,560,011	55,472,221	32,856,709	7,429,782	4,018,448	16,088	8,999

Equity transactions:
Purchase payments received from contract owners (note 3)	5,060,769	3,513,732	1,072,474	584,400	842,893	2,351,631	9,287	80,432
Transfers between funds	33,665,762	12,248,354	(9,051,809)	(8,910,238)	(21,423,744)	36,809,074	(12,042)	(9,672)
Redemptions (note 3)	(13,234,626)	(8,047,755)	(17,734,041)	(12,409,924)	(6,913,399)	(4,603,004)	(11,567)	(8,470)
Annuity benefits	(5,691)	(12,311)	(25,888)	(23,252)	(2,660)	(1,133)	(8,848)	(7,651)
Annual contract maintenance charges (note 2)	(1,510)	(1,336)	(4,878)	(4,642)	(1,025)	(401)	(8)	–
Contingent deferred sales charges (note 2)	(159,657)	(135,901)	(231,325)	(241,371)	(59,868)	(62,015)	(224)	–
Adjustments to maintain reserves	62,619	20,369	101,628	44,585	4,449	5,642	(1,832)	371

Net equity transactions	25,387,666	7,585,152	(25,873,839)	(20,960,442)	(27,553,354)	34,499,794	(25,234)	55,010

Net change in contract owners’ equity	67,715,530	26,145,163	29,598,382	11,896,267	(20,123,572)	38,518,242	(9,146)	64,009
Contract owners’ equity beginning of period	85,818,367	59,673,204	135,098,421	123,202,154	63,052,641	24,534,399	284,412	220,403

Contract owners’ equity end of period	$153,533,897	85,818,367	164,696,803	135,098,421	42,929,069	63,052,641	275,266	284,412

CHANGES IN UNITS:
Beginning units	5,457,024	4,947,582	12,338,040	14,665,587	5,126,253	2,153,173	25,301	20,161

Units purchased	4,361,654	2,230,142	137,252	76,781	623,424	4,926,724	879	6,388
Units redeemed	(3,091,047)	(1,720,700)	(2,061,517)	(2,404,328)	(2,726,465)	(1,953,644)	(3,073)	(1,248)

Ending units	6,727,631	5,457,024	10,413,775	12,338,040	3,023,212	5,126,253	23,107	25,301

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	MFSMidCapGrS		MFSNewDiscS		MFSValS		NBAMTFasc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(61,667)	(70,893)	(29,938)	(31,285)	(140,047)	(43,521)	(28,551)	(30,307)
Realized gain (loss) on investments	200,500	330,278	129,194	142,779	839,826	124,596	117,838	100,823
Change in unrealized gain (loss) on investments	(235,436)	(260,200)	38,043	(82,373)	2,278,290	(2,268)	(71,415)	(64,288)
Reinvested capital gains	115,634	–	30,785	–	128,962	87,601	41,931	7,930

Net increase (decrease) in contract owners’ equity resulting from operations	19,031	(815)	168,084	29,121	3,107,031	166,408	59,803	14,158

Equity transactions:
Purchase payments received from contract owners (note 3)	48,210	49,498	8,573	24,297	416,019	104,032	37,448	21,252
Transfers between funds	(90,331)	(707,512)	(74,349)	(158,967)	25,700,300	(74,857)	84,142	(159,203)
Redemptions (note 3)	(306,767)	(237,984)	(189,760)	(235,920)	(1,089,687)	(163,046)	(187,687)	(75,625)
Annuity benefits	–	–	–	–	(17,931)	(4,940)	(7,290)	(5,859)
Annual contract maintenance charges (note 2)	–	–	–	–	(10)	–	–	–
Contingent deferred sales charges (note 2)	(5,832)	(5,750)	(2,631)	(3,981)	(12,805)	(924)	(3,506)	(1,735)
Adjustments to maintain reserves	(225)	(252)	62,540	(150)	1,772	1	42	(55)

Net equity transactions	(354,945)	(902,000)	(195,627)	(374,721)	24,997,658	(139,734)	(76,851)	(221,225)

Net change in contract owners’ equity	(335,914)	(902,815)	(27,543)	(345,600)	28,104,689	26,674	(17,048)	(207,067)
Contract owners’ equity beginning of period	3,634,793	4,537,608	1,702,676	2,048,276	3,870,384	3,843,710	1,640,147	1,847,214

Contract owners’ equity end of period	$3,298,879	3,634,793	1,675,133	1,702,676	31,975,073	3,870,384	1,623,099	1,640,147

CHANGES IN UNITS:
Beginning units	337,675	425,670	162,284	201,354	311,423	326,744	117,937	134,690

Units purchased	14,541	11,751	7,389	14,719	2,704,569	19,892	29,696	4,741
Units redeemed	(47,269)	(99,746)	(25,693)	(53,789)	(359,251)	(35,213)	(28,819)	(21,494)

Ending units	304,947	337,675	143,980	162,284	2,656,741	311,423	118,814	117,937

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTFocus		NBAMTGuard		NBAMTInt		NBAMTLMat
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(10,575)	(17,140)	(561,786)	(1,142,710)	(9,860)	(16)	989,766	754,317
Realized gain (loss) on investments	14,196	73,858	6,155,170	2,944,887	(15,210)	(16)	(839,339)	(443,205)
Change in unrealized gain (loss) on investments	(44,424)	(91,376)	5,582,720	5,453,171	567,011	453	1,389,899	(202,756)
Reinvested capital gains	77,524	15,779	–	–	39,325	46	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	36,721	(18,879)	11,176,104	7,255,348	581,266	467	1,540,326	108,356

Equity transactions:
Purchase payments received from contract owners (note 3)	60,591	2,186	1,986,818	1,723,886	185,185	5,611	1,572,845	1,708,951
Transfers between funds	(819,370)	(68,712)	(8,059,576)	(3,774,897)	5,103,133	4,031	9,859,513	8,427,642
Redemptions (note 3)	(91,756)	(59,322)	(17,129,617)	(11,991,355)	(76,004)	–	(7,142,141)	(4,978,242)
Annuity benefits	–	–	(13,485)	(13,410)	(2,838)	(657)	(26,581)	(15,445)
Annual contract maintenance charges (note 2)	–	–	(1,873)	(1,902)	(11)	–	(437)	(267)
Contingent deferred sales charges (note 2)	(2,110)	(2,188)	(127,641)	(127,159)	(1,110)	–	(48,704)	(49,424)
Adjustments to maintain reserves	(91)	(84)	10,208	12,631	1,043	10	(2,522)	(5,828)

Net equity transactions	(852,736)	(128,120)	(23,335,166)	(14,172,206)	5,209,398	8,995	4,211,973	5,087,387

Net change in contract owners’ equity	(816,015)	(146,999)	(12,159,062)	(6,916,858)	5,790,664	9,462	5,752,299	5,195,743
Contract owners’ equity beginning of period	816,015	963,014	107,997,210	114,914,068	9,462	–	47,091,112	41,895,369

Contract owners’ equity end of period	$–	816,015	95,838,148	107,997,210	5,800,126	9,462	52,843,411	47,091,112

CHANGES IN UNITS:
Beginning units	39,503	45,622	6,511,626	7,395,161	812	–	4,630,463	4,141,923

Units purchased	6,076	2,572	456,670	1,009,653	556,197	864	3,450,495	2,205,394
Units redeemed	(45,579)	(8,691)	(1,811,894)	(1,893,188)	(50,615)	(52)	(3,027,578)	(1,716,854)

Ending units	–	39,503	5,156,402	6,511,626	506,394	812	5,053,380	4,630,463

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTMCGr		NBAMTPart		NBAMTRegS		NBAMSocRes
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2,148,361)	(2,124,023)	(864,663)	(181,174)	(5,570)	(418)	(81,126)	(38,888)
Realized gain (loss) on investments	22,047,085	11,616,531	23,830,691	10,671,828	(9,251)	21	287,189	180,533
Change in unrealized gain (loss) on investments	1,836,406	10,653,128	(25,016,481)	12,979,499	170,120	3,643	652,405	101,665
Reinvested capital gains	–	–	17,938,790	37,014	230,803	–	73,803	12,950

Net increase (decrease) in contract owners’ equity resulting from operations	21,735,130	20,145,636	15,888,337	23,507,167	386,102	3,246	932,271	256,260

Equity transactions:
Purchase payments received from contract owners (note 3)	3,405,894	3,363,858	5,505,036	3,228,840	94,964	100,466	605,724	230,309
Transfers between funds	(11,477,487)	(11,400,094)	(14,857,738)	45,410,711	4,448,313	–	5,916,753	3,168,110
Redemptions (note 3)	(25,190,020)	(19,317,815)	(28,190,128)	(21,596,536)	(64,475)	–	(801,760)	(277,960)
Annuity benefits	(34,264)	(29,708)	(13,349)	(39,405)	(8,437)	(2,335)	(6,503)	(3,819)
Annual contract maintenance charges (note 2)	(4,460)	(4,798)	(2,076)	(1,694)	(11)	–	(189)	(46)
Contingent deferred sales charges (note 2)	(240,045)	(276,137)	(160,526)	(181,404)	(234)	–	(8,075)	(4,578)
Adjustments to maintain reserves	35,494	30,089	16,118	27,101	109	2	906	246

Net equity transactions	(33,504,888)	(27,634,605)	(37,702,663)	26,847,613	4,470,229	98,133	5,706,856	3,112,262

Net change in contract owners’ equity	(11,769,758)	(7,488,969)	(21,814,326)	50,354,780	4,856,331	101,379	6,639,127	3,368,522
Contract owners’ equity beginning of period	179,605,504	187,094,473	180,812,843	130,458,063	101,379	–	4,820,854	1,452,332

Contract owners’ equity end of period	$167,835,746	179,605,504	158,998,517	180,812,843	4,957,710	101,379	11,459,981	4,820,854

CHANGES IN UNITS:
Beginning units	10,420,932	12,187,318	11,757,754	9,929,548	8,773	–	380,100	119,039

Units purchased	1,503,877	1,002,074	3,147,233	6,120,675	532,590	8,972	877,835	505,672
Units redeemed	(3,299,987)	(2,768,460)	(5,630,853)	(4,292,469)	(80,071)	(199)	(456,198)	(244,611)

Ending units	8,624,822	10,420,932	9,274,134	11,757,754	461,292	8,773	801,737	380,100

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppGlSec3		OppCapAp		OppCapApS		OppGlSec
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(469,840)	(513,576)	(3,204,627)	(1,120,747)	(107,563)	(73,773)	(357,494)	(355,095)
Realized gain (loss) on investments	14,612,589	6,367,201	10,427,322	(4,190,384)	412,117	351,546	18,336,167	13,229,391
Change in unrealized gain (loss) on investments	7,777,675	19,712,717	16,689,140	20,602,485	61,508	(87,672)	(755,888)	8,903,892
Reinvested capital gains	12,293,642	–	–	–	–	–	10,068,472	–

Net increase (decrease) in contract owners’ equity resulting from operations	34,214,066	25,566,342	23,911,835	15,291,354	366,062	190,101	27,291,257	21,778,188

Equity transactions:
Purchase payments received from contract owners (note 3)	9,935,846	10,414,212	9,353,193	10,215,896	133,880	102,067	500,193	329,513
Transfers between funds	(960,092)	21,549,648	(44,819,837)	(32,430,367)	(435,630)	(337,335)	(13,693,794)	(12,328,710)
Redemptions (note 3)	(28,008,988)	(15,593,265)	(57,469,549)	(47,372,045)	(674,643)	(591,780)	(20,006,578)	(14,916,734)
Annuity benefits	(33,297)	(31,768)	(200,601)	(122,134)	(726)	(475)	(68,452)	(61,477)
Annual contract maintenance charges (note 2)	(3,745)	(2,316)	(12,399)	(13,706)	–	–	(2,017)	(1,956)
Contingent deferred sales charges (note 2)	(231,361)	(184,804)	(454,472)	(775,397)	(9,493)	(16,767)	(177,401)	(224,428)
Adjustments to maintain reserves	38,099	22,757	32,837	18,823	(2,585)	(321)	40,791	32,424

Net equity transactions	(19,263,538)	16,174,464	(93,570,828)	(70,478,930)	(989,197)	(844,611)	(33,407,258)	(27,171,368)

Net change in contract owners’ equity	14,950,528	41,740,806	(69,658,993)	(55,187,576)	(623,135)	(654,510)	(6,116,001)	(5,393,180)
Contract owners’ equity beginning of period	220,815,343	179,074,537	429,264,165	484,451,741	7,063,393	7,717,903	187,364,345	192,757,525

Contract owners’ equity end of period	$235,765,871	220,815,343	359,605,172	429,264,165	6,440,258	7,063,393	181,248,344	187,364,345

CHANGES IN UNITS:
Beginning units	11,634,927	10,678,196	28,080,385	32,989,279	651,152	733,839	14,093,591	16,374,164

Units purchased	2,600,533	3,741,543	1,474,498	2,230,176	41,543	35,669	57,920	91,411
Units redeemed	(3,558,956)	(2,784,812)	(7,648,351)	(7,139,070)	(131,117)	(118,356)	(2,427,155)	(2,371,984)

Ending units	10,676,504	11,634,927	21,906,532	28,080,385	561,578	651,152	11,724,356	14,093,591

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppGlSecS		OppHighInc		OppHighIncS		OppMSt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(64,989)	(64,722)	(13,704)	–	15,342	11,544	(144,571)	610,868
Realized gain (loss) on investments	622,041	380,456	26,596	–	(9,822)	802	3,023,872	(8,439,207)
Change in unrealized gain (loss) on investments	21,594	432,360	110,597	–	7,677	(9,779)	39,498,562	23,461,069
Reinvested capital gains	363,311	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	941,957	748,094	123,489	–	13,197	2,567	42,377,863	15,632,730

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	57,239	–	3,789	52,902	6,276,803	6,971,780
Transfers between funds	(674,731)	(517,177)	2,330,552	–	(95,481)	139,907	(14,770,046)	(19,583,362)
Redemptions (note 3)	(512,544)	(325,818)	(103,754)	–	(3,577)	(3,153)	(49,018,474)	(40,054,078)
Annuity benefits	–	–	–	–	(25,609)	(44,069)	(101,764)	(94,290)
Annual contract maintenance charges (note 2)	–	–	(8)	–	–	–	(5,965)	(6,090)
Contingent deferred sales charges (note 2)	(7,507)	(5,199)	(443)	–	–	–	(499,623)	(597,713)
Adjustments to maintain reserves	(500)	(396)	12	–	685	399	42,092	45,562

Net equity transactions	(1,195,282)	(848,590)	2,283,598	–	(120,193)	145,986	(58,076,977)	(53,318,191)

Net change in contract owners’ equity	(253,325)	(100,496)	2,407,087	–	(106,996)	148,553	(15,699,114)	(37,685,461)
Contract owners’ equity beginning of period	6,993,925	7,094,421	–	–	250,299	101,746	346,928,594	384,614,055

Contract owners’ equity end of period	$6,740,600	6,993,925	2,407,087	–	143,303	250,299	331,229,480	346,928,594

CHANGES IN UNITS:
Beginning units	497,633	565,069	–	–	22,431	9,185	27,537,079	32,018,278

Units purchased	–	–	367,550	–	330	15,852	1,600,007	1,484,817
Units redeemed	(80,898)	(67,436)	(141,603)	–	(10,855)	(2,606)	(6,079,659)	(5,966,016)

Ending units	416,735	497,633	225,947	–	11,906	22,431	23,057,427	27,537,079

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppMStS		OppMStSCap		OppMStSCapS		OppMidCap
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(69,992)	(51,977)	(28,306)	–	(2,297)	(1,758)	(2,311,117)	(2,463,322)
Realized gain (loss) on investments	414,245	309,437	1,989	–	5,286	1,908	24,087,576	11,420,729
Change in unrealized gain (loss) on investments	707,013	59,411	519,827	–	15,073	10,310	(18,181,537)	12,487,368
Reinvested capital gains	–	–	–	–	5,533	3,923	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,051,266	316,871	493,510	–	23,595	14,383	3,594,922	21,444,775

Equity transactions:
Purchase payments received from contract owners (note 3)	106,953	59,359	279,918	–	25,076	106,836	5,438,643	5,357,576
Transfers between funds	(302,473)	(148,238)	6,424,758	–	14,629	11,806	(29,279,257)	(1,997,345)
Redemptions (note 3)	(584,968)	(747,858)	(108,805)	–	(8,778)	(6,735)	(26,860,995)	(21,189,721)
Annuity benefits	–	–	–	–	(10,726)	(8,205)	(10,439)	(18,939)
Annual contract maintenance charges (note 2)	–	–	(8)	–	–	–	(12,921)	(14,341)
Contingent deferred sales charges (note 2)	(6,676)	(20,442)	(267)	–	–	–	(281,868)	(370,057)
Adjustments to maintain reserves	(409)	(446)	179	–	348	159	13,554	35,332

Net equity transactions	(787,573)	(857,625)	6,595,775	–	20,549	103,861	(50,993,283)	(18,197,495)

Net change in contract owners’ equity	263,693	(540,754)	7,089,285	–	44,144	118,244	(47,398,361)	3,247,280
Contract owners’ equity beginning of period	8,680,626	9,221,380	–	–	167,389	49,145	218,916,062	215,668,782

Contract owners’ equity end of period	$8,944,319	8,680,626	7,089,285	–	211,533	167,389	171,517,701	218,916,062

CHANGES IN UNITS:
Beginning units	782,227	862,728	–	–	12,741	4,053	14,779,566	16,225,604

Units purchased	41,046	37,291	757,122	–	1,966	9,660	1,097,468	2,311,358
Units redeemed	(108,455)	(117,792)	(97,097)	–	(487)	(972)	(4,548,630)	(3,757,396)

Ending units	714,818	782,227	660,025	–	14,220	12,741	11,328,404	14,779,566

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppStratBdS		PVITRealRet		PVITTotRet		PVTGroInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$98,251	114,578	11,644	–	3,171	–	85	150
Realized gain (loss) on investments	83,883	73,275	(193)	–	2,648	–	1,322	238
Change in unrealized gain (loss) on investments	73,209	(156,468)	(22,127)	–	236	–	2,738	1,189
Reinvested capital gains	–	–	19,369	–	917	–	848	–

Net increase (decrease) in contract owners’ equity resulting from operations	255,343	31,385	8,693	–	6,972	–	4,993	1,577

Equity transactions:
Purchase payments received from contract owners (note 3)	159,247	151,015	31,297	–	3,328	–	–	27,380
Transfers between funds	1,087,406	(99,734)	750,508	–	215,835	–	–	–
Redemptions (note 3)	(469,217)	(530,042)	(35,516)	–	(4,784)	–	(7,458)	(7,338)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(21)	–	(2)	–	–	–
Contingent deferred sales charges (note 2)	(2,598)	(6,781)	(21)	–	–	–	–	–
Adjustments to maintain reserves	(246)	(249)	206	–	99	–	152	149

Net equity transactions	774,592	(485,791)	746,453	–	214,476	–	(7,306)	20,191

Net change in contract owners’ equity	1,029,935	(454,406)	755,146	–	221,448	–	(2,313)	21,768
Contract owners’ equity beginning of period	4,553,817	5,008,223	–	–	–	–	40,456	18,688

Contract owners’ equity end of period	$5,583,752	4,553,817	755,146	–	221,448	–	38,143	40,456

CHANGES IN UNITS:
Beginning units	360,341	398,799	–	–	–	–	3,329	1,598

Units purchased	118,995	29,730	90,401	–	38,737	–	–	2,097
Units redeemed	(60,452)	(68,188)	(15,994)	–	(17,341)	–	(587)	(366)

Ending units	418,884	360,341	74,407	–	21,396	–	2,742	3,329

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RCFMicroCap		SBLGlob		SBLMidCapGr		SBLAsAlloc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(267)	–	(498)	–	(125)	–	(359)	–
Realized gain (loss) on investments	934	–	24	–	1	–	5,099	–
Change in unrealized gain (loss) on investments	5,510	–	14,481	–	2,538	–	2,191	–
Reinvested capital gains	6,176	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	12,353	–	14,007	–	2,414	–	6,931	–

Equity transactions:
Purchase payments received from contract owners (note 3)	20,235	–	3,999	–	2,170	–	5,648	–
Transfers between funds	110,313	–	101,094	–	53,354	–	52,041	–
Redemptions (note 3)	(13,919)	–	–	–	–	–	–	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(19)	–	(9)	–	(5)	–	(3)	–
Contingent deferred sales charges (note 2)	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	19	–	(8)	–	21	–	29	–

Net equity transactions	116,629	–	105,076	–	55,540	–	57,715	–

Net change in contract owners’ equity	128,982	–	119,083	–	57,954	–	64,646	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$128,982	–	119,083	–	57,954	–	64,646	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	14,644	–	10,960	–	7,199	–	11,133	–
Units redeemed	(2,920)	–	(703)	–	(1,567)	–	(5,261)	–

Ending units	11,724	–	10,257	–	5,632	–	5,872	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	SBLEqInc		SBLHighYld		SBLSmCapVal		SBLMidCapVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(577)	–	(2,305)	–	(718)	–	(1,817)	–
Realized gain (loss) on investments	292	–	1,129	–	10	–	842	–
Change in unrealized gain (loss) on investments	14,101	–	29,257	–	12,898	–	33,110	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	13,816	–	28,081	–	12,190	–	32,135	–

Equity transactions:
Purchase payments received from contract owners (note 3)	7,124	–	17,381	–	19,205	–	50,283	–
Transfers between funds	137,971	–	588,535	–	158,419	–	447,552	–
Redemptions (note 3)	–	–	(24,758)	–	–	–	(14,299)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1)	–	(12)	–	(10)	–	(38)	–
Contingent deferred sales charges (note 2)	–	–	(20)	–	–	–	–	–
Adjustments to maintain reserves	(10)	–	35	–	(56)	–	(77)	–

Net equity transactions	145,084	–	581,161	–	177,558	–	483,421	–

Net change in contract owners’ equity	158,900	–	609,242	–	189,748	–	515,556	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$158,900	–	609,242	–	189,748	–	515,556	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	14,232	–	65,669	–	17,650	–	51,790	–
Units redeemed	(247)	–	(8,163)	–	(27)	–	(3,749)	–

Ending units	13,985	–	57,506	–	17,623	–	48,041	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	SBLSmCapGr		SBLSel25		TRoeBlChip2		TRowEqInc2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2)	–	(62)	–	(28,146)	(195)	34,742	424
Realized gain (loss) on investments	11	–	1	–	23,073	(8)	198,939	9
Change in unrealized gain (loss) on investments	41	–	1,125	–	1,279,014	1,320	937,768	(4,886)
Reinvested capital gains	–	–	–	–	–	–	379,955	6,989

Net increase (decrease) in contract owners’ equity resulting from operations	50	–	1,064	–	1,273,941	1,117	1,551,404	2,536

Equity transactions:
Purchase payments received from contract owners (note 3)	2,856	–	1,281	–	253,126	47,161	872,829	242,378
Transfers between funds	(2,065)	–	9,869	–	14,277,070	1,950	14,435,883	67,235
Redemptions (note 3)	–	–	–	–	(367,899)	(1,229)	(502,540)	(2,737)
Annuity benefits	–	–	–	–	(3,450)	(367)	(29,881)	(2,639)
Annual contract maintenance charges (note 2)	(1)	–	–	–	(4)	–	(43)	–
Contingent deferred sales charges (note 2)	–	–	–	–	(207)	–	(6,537)	–
Adjustments to maintain reserves	(4)	–	(2)	–	424	10	2,849	98

Net equity transactions	786	–	11,148	–	14,159,060	47,525	14,772,560	304,335

Net change in contract owners’ equity	836	–	12,212	–	15,433,001	48,642	16,323,964	306,871
Contract owners’ equity beginning of period	–	–	–	–	48,642	–	306,871	–

Contract owners’ equity end of period	$836	–	12,212	–	15,481,643	48,642	16,630,835	306,871

CHANGES IN UNITS:
Beginning units	–	–	–	–	4,351	–	29,152	–

Units purchased	104	–	1,127	–	1,511,835	4,488	1,694,415	29,650
Units redeemed	(23)	–	–	–	(99,481)	(137)	(359,017)	(498)

Ending units	81	–	1,127	–	1,416,705	4,351	1,364,550	29,152

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	TRowLtdTBd2		VEWrldEMktR1		VEWrldEMkt		VEWrldHAsR1
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$36,754	228	(188,951)	(118,202)	(217,778)	(114,348)	(588,019)	(281,921)
Realized gain (loss) on investments	631	(7)	3,745,605	2,099,086	5,646,751	3,073,873	11,969,321	2,186,475
Change in unrealized gain (loss) on investments	21,135	(66)	3,143,897	3,584,078	3,828,925	7,490,263	(5,961,774)	9,999,515
Reinvested capital gains	–	–	3,167,338	–	4,308,175	–	3,077,491	–

Net increase (decrease) in contract owners’ equity resulting from operations	58,520	155	9,867,889	5,564,962	13,566,073	10,449,788	8,497,019	11,904,069

Equity transactions:
Purchase payments received from contract owners (note 3)	276,640	110,145	1,050,695	647,988	186,438	139,627	904,895	750,388
Transfers between funds	2,844,360	–	1,628,136	13,240,569	(4,505,537)	(3,556,673)	(3,793,485)	23,168,108
Redemptions (note 3)	(176,039)	(169)	(4,406,231)	(2,200,081)	(7,149,235)	(4,620,084)	(7,592,682)	(2,102,480)
Annuity benefits	(14,756)	(935)	(722)	(748)	(28,185)	(26,249)	(3,661)	(724)
Annual contract maintenance charges (note 2)	–	–	(132)	(49)	(943)	(893)	(159)	(90)
Contingent deferred sales charges (note 2)	(3,293)	–	(28,064)	(21,458)	(39,953)	(56,733)	(60,370)	(17,745)
Adjustments to maintain reserves	414	–	124,619	7,261	12,529	10,172	18,530	6,195

Net equity transactions	2,927,326	109,041	(1,631,699)	11,673,482	(11,524,886)	(8,110,833)	(10,526,932)	21,803,652

Net change in contract owners’ equity	2,985,846	109,196	8,236,190	17,238,444	2,041,187	2,338,955	(2,029,913)	33,707,721
Contract owners’ equity beginning of period	109,196	–	28,708,321	11,469,877	41,908,679	39,569,724	47,845,419	14,137,698

Contract owners’ equity end of period	$3,095,042	109,196	36,944,511	28,708,321	43,949,866	41,908,679	45,815,506	47,845,419

CHANGES IN UNITS:
Beginning units	10,922	–	1,743,322	908,023	2,068,868	2,577,130	2,553,864	1,131,969

Units purchased	324,863	11,030	1,206,276	1,861,659	11,553	23,699	1,915,037	2,532,517
Units redeemed	(57,620)	(108)	(1,322,576)	(1,026,360)	(544,471)	(531,961)	(2,481,825)	(1,110,622)

Ending units	278,165	10,922	1,627,022	1,743,322	1,535,950	2,068,868	1,987,076	2,553,864

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VEWrldHAs		VKCorPlus		VKCorPlus2		VKEmMkt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(329,046)	(212,582)	3,936	–	17,557	5,399	2,251,003	2,380,465
Realized gain (loss) on investments	4,327,112	3,187,282	(8,424)	–	(9,126)	(1,977)	164,038	367,827
Change in unrealized gain (loss) on investments	526,292	8,281,834	57,830	–	2,882	1,867	(302,610)	383,995
Reinvested capital gains	1,838,729	–	2,411	–	4,069	2,392	569,800	598,712

Net increase (decrease) in contract owners’ equity resulting from operations	6,363,087	11,256,534	55,753	–	15,382	7,681	2,682,231	3,730,999

Equity transactions:
Purchase payments received from contract owners (note 3)	173,898	88,259	197,646	–	146,008	83,435	143,428	64,105
Transfers between funds	(3,884,285)	(4,626,576)	3,949,802	–	212,053	101,699	(4,337,673)	(4,324,513)
Redemptions (note 3)	(3,905,451)	(3,375,718)	(185,923)	–	(52,961)	(11,006)	(3,973,277)	(4,571,427)
Annuity benefits	(5,082)	(3,662)	–	–	(6,452)	(1,465)	(11,892)	(14,924)
Annual contract maintenance charges (note 2)	(384)	(278)	(6)	–	–	–	(592)	(769)
Contingent deferred sales charges (note 2)	(23,266)	(26,587)	(743)	–	(843)	(95)	(36,691)	(53,593)
Adjustments to maintain reserves	(100,630)	9,922	36	–	435	56	11,487	3,313

Net equity transactions	(7,745,200)	(7,934,640)	3,960,812	–	298,240	172,624	(8,205,210)	(8,897,808)

Net change in contract owners’ equity	(1,382,113)	3,321,894	4,016,565	–	313,622	180,305	(5,522,979)	(5,166,809)
Contract owners’ equity beginning of period	30,520,858	27,198,964	–	–	471,818	291,513	34,452,432	39,619,241

Contract owners’ equity end of period	$29,138,745	30,520,858	4,016,565	–	785,440	471,818	28,929,453	34,452,432

CHANGES IN UNITS:
Beginning units	1,384,893	1,848,191	–	–	37,278	27,302	1,499,114	1,923,815

Units purchased	21,437	30,229	481,454	–	48,919	16,565	9,030	11,965
Units redeemed	(344,927)	(493,527)	(95,926)	–	(25,637)	(6,589)	(365,996)	(436,666)

Ending units	1,061,403	1,384,893	385,528	–	60,560	37,278	1,142,148	1,499,114

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VKMidCapG		VKUSRealEst		VKCom2		VKStrGr2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(426,739)	(332,996)	(452,487)	13,000	(110,448)	(170,677)	(50,655)	(51,860)
Realized gain (loss) on investments	3,106,502	4,016,469	46,660,577	33,029,614	764,017	634,176	104,491	78,697
Change in unrealized gain (loss) on investments	(2,797,322)	314,220	41,050,396	3,234,726	704,379	(694,903)	(33,385)	120,797
Reinvested capital gains	2,080,800	–	23,801,070	8,632,526	1,126,315	623,887	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,963,241	3,997,693	111,059,556	44,909,866	2,484,263	392,483	20,451	147,634

Equity transactions:
Purchase payments received from contract owners (note 3)	535,611	445,589	7,374,893	7,453,537	191,862	278,191	34,932	10,294
Transfers between funds	(462,563)	3,079,228	(648,618)	(22,034,531)	(259,767)	(143,468)	(145,891)	(37,393)
Redemptions (note 3)	(4,561,021)	(2,127,887)	(44,838,722)	(32,195,191)	(1,404,892)	(936,567)	(153,299)	(172,424)
Annuity benefits	(7,310)	(6,752)	(101,412)	(100,171)	–	–	–	–
Annual contract maintenance charges (note 2)	(539)	(501)	(6,261)	(4,864)	–	–	–	–
Contingent deferred sales charges (note 2)	(40,395)	(37,490)	(356,617)	(366,573)	(22,774)	(14,091)	(357)	(4,948)
Adjustments to maintain reserves	2,490	4,302	130,079	77,340	(1,147)	(1,041)	(280)	(163)

Net equity transactions	(4,533,727)	1,356,489	(38,446,658)	(47,170,453)	(1,496,718)	(816,976)	(264,895)	(204,634)

Net change in contract owners’ equity	(2,570,486)	5,354,182	72,612,898	(2,260,587)	987,545	(424,493)	(244,444)	(57,000)
Contract owners’ equity beginning of period	31,132,049	25,777,867	325,028,955	327,289,542	18,867,355	19,291,848	2,808,969	2,865,969

Contract owners’ equity end of period	$28,561,563	31,132,049	397,641,853	325,028,955	19,854,900	18,867,355	2,564,525	2,808,969

CHANGES IN UNITS:
Beginning units	3,599,728	3,445,048	12,119,855	14,131,924	1,555,924	1,625,539	281,218	302,950

Units purchased	1,055,004	1,735,959	2,984,483	3,186,581	72,818	85,092	9,772	11,554
Units redeemed	(1,635,027)	(1,581,279)	(4,258,670)	(5,198,650)	(191,545)	(154,707)	(36,153)	(33,286)

Ending units	3,019,705	3,599,728	10,845,668	12,119,855	1,437,197	1,555,924	254,837	281,218

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VicDivrStk		VicSmCoOpp		WRAsStrat		WRBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(175,286)	(222,466)	–	–	(2,178,958)	(604,950)	50,348	(87,435)
Realized gain (loss) on investments	568,588	246,926	–	–	3,558,053	873,640	2,022,808	887,668
Change in unrealized gain (loss) on investments	939,041	1,129,044	–	–	(2,036,657)	21,518,707	6,684,221	2,769,929
Reinvested capital gains	482,332	–	–	–	37,163,816	12,473,104	325,133	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,814,675	1,153,504	–	–	36,506,254	34,260,501	9,082,510	3,570,162

Equity transactions:
Purchase payments received from contract owners (note 3)	207,646	165,937	135	–	6,922,146	5,045,918	2,069,999	1,817,902
Transfers between funds	(992,392)	(427,510)	(126)	–	22,515,234	16,747,553	(5,773,148)	(3,471,493)
Redemptions (note 3)	(1,812,196)	(2,117,393)	(9)	–	(14,652,338)	(8,564,205)	(7,110,294)	(6,681,462)
Annuity benefits	–	–	–	–	(9,331)	(277)	(11,750)	(3,515)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(20,531)	(48,663)	–	–	(265,373)	(211,179)	(124,703)	(169,527)
Adjustments to maintain reserves	4,257	3,555	–	–	97,373	60,197	13,961	11,233

Net equity transactions	(2,613,216)	(2,424,074)	–	–	14,607,711	13,078,007	(10,935,935)	(8,496,862)

Net change in contract owners’ equity	(798,541)	(1,270,570)	–	–	51,113,965	47,338,508	(1,853,425)	(4,926,700)
Contract owners’ equity beginning of period	16,700,637	17,971,207	–	–	192,045,291	144,706,783	99,104,556	104,031,256

Contract owners’ equity end of period	$15,902,096	16,700,637	–	–	243,159,256	192,045,291	97,251,131	99,104,556

CHANGES IN UNITS:
Beginning units	1,477,938	1,705,072	–	–	13,534,569	12,509,904	8,795,903	9,573,904

Units purchased	26,727	31,150	9	–	2,719,579	2,288,014	492,017	494,708
Units redeemed	(249,086)	(258,284)	(9)	–	(1,814,778)	(1,263,349)	(1,430,447)	(1,272,709)

Ending units	1,255,579	1,477,938	–	–	14,439,370	13,534,569	7,857,473	8,795,903

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRBond		WRCoreEq		WRDivInc		WREnergy
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$2,772,980	2,913,419	(1,207,892)	(2,487,486)	69,251	29,057	(1,755)	–
Realized gain (loss) on investments	(641,512)	(52,249)	2,347,220	(2,190,722)	165,994	86,363	(29,651)	–
Change in unrealized gain (loss) on investments	430,465	(3,026,762)	28,319,315	22,661,618	2,783,335	1,329,017	2,068	–
Reinvested capital gains	27,174	444,868	7,078,842	–	154,290	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,589,107	279,276	36,537,485	17,983,410	3,172,870	1,444,437	(29,338)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	1,655,772	1,378,165	5,012,945	3,468,084	1,280,239	1,279,548	288,317	–
Transfers between funds	(783,660)	(706,473)	(11,026,135)	(12,131,036)	10,914,379	7,826,571	1,847,982	–
Redemptions (note 3)	(7,066,942)	(7,172,572)	(17,218,516)	(15,222,208)	(860,591)	(406,752)	(27,153)	–
Annuity benefits	(11,350)	(2,737)	(12,360)	(672)	(3,592)	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(130,903)	(150,224)	(359,243)	(401,719)	(8,451)	(6,612)	(425)	–
Adjustments to maintain reserves	489	5,829	39,171	63,049	6,748	2,467	(244)	–

Net equity transactions	(6,336,594)	(6,648,012)	(23,564,138)	(24,224,502)	11,328,732	8,695,222	2,108,477	–

Net change in contract owners’ equity	(3,747,487)	(6,368,736)	12,973,347	(6,241,092)	14,501,602	10,139,659	2,079,139	–
Contract owners’ equity beginning of period	94,620,436	100,989,172	247,767,112	254,008,204	17,222,991	7,083,332	–	–

Contract owners’ equity end of period	$90,872,949	94,620,436	260,740,459	247,767,112	31,724,593	17,222,991	2,079,139	–

CHANGES IN UNITS:
Beginning units	7,659,203	8,199,654	27,738,468	30,602,270	1,421,645	652,179	–	–

Units purchased	766,763	695,643	1,494,254	1,066,061	1,110,335	880,760	250,745	–
Units redeemed	(1,281,140)	(1,236,094)	(3,965,362)	(3,929,863)	(244,763)	(111,294)	(25,620)	–

Ending units	7,144,826	7,659,203	25,267,360	27,738,468	2,287,217	1,421,645	225,125	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRGlNatRes		WRGrowth		WRHiInc		WRIntlGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(309,143)	(68,059)	(3,785,387)	(4,027,541)	4,706,041	4,821,413	(526,441)	485,896
Realized gain (loss) on investments	187,347	2,185	3,441,849	(2,888,923)	(200,651)	(360,160)	2,228,068	785,153
Change in unrealized gain (loss) on investments	4,084,168	1,506,316	10,172,594	34,836,120	2,301,066	(3,537,984)	10,830,967	7,306,584
Reinvested capital gains	1,535,374	80,510	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,497,746	1,520,952	9,829,056	27,919,656	6,806,456	923,269	12,532,594	8,577,633

Equity transactions:
Purchase payments received from contract owners (note 3)	2,450,116	1,296,890	4,752,624	4,415,912	1,702,983	2,211,745	2,064,420	1,073,563
Transfers between funds	20,175,635	14,202,611	(32,012,674)	(24,676,997)	1,822,019	(3,178,264)	530,078	(3,466,130)
Redemptions (note 3)	(1,169,867)	(126,430)	(18,244,555)	(18,497,968)	(5,439,316)	(5,597,726)	(5,168,734)	(4,243,628)
Annuity benefits	(2,123)	–	(11,342)	(1,834)	(5,735)	(2,356)	(283)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(12,092)	(1,507)	(406,942)	(532,005)	(102,406)	(129,068)	(101,985)	(130,354)
Adjustments to maintain reserves	17,256	1,545	21,934	51,260	6,854	8,375	21,423	16,043

Net equity transactions	21,458,925	15,373,109	(45,900,955)	(39,241,632)	(2,015,601)	(6,687,294)	(2,655,081)	(6,750,506)

Net change in contract owners’ equity	26,956,671	16,894,061	(36,071,899)	(11,321,976)	4,790,855	(5,764,025)	9,877,513	1,827,127
Contract owners’ equity beginning of period	16,894,061	–	306,491,090	317,813,066	78,507,702	84,271,727	65,724,366	63,897,239

Contract owners’ equity end of period	$43,850,732	16,894,061	270,419,191	306,491,090	83,298,557	78,507,702	75,601,879	65,724,366

CHANGES IN UNITS:
Beginning units	1,378,143	–	33,936,580	38,640,684	5,754,595	6,254,780	6,562,646	7,335,175

Units purchased	1,739,253	1,402,769	1,114,688	1,262,517	771,146	604,844	968,491	679,664
Units redeemed	(230,158)	(24,626)	(6,184,923)	(5,966,621)	(920,977)	(1,105,029)	(1,213,476)	(1,452,193)

Ending units	2,887,238	1,378,143	28,866,345	33,936,580	5,604,764	5,754,595	6,317,661	6,562,646

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRIntVal		WRLTBond		WRMicCpGr		WRMidCpGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$234,808	223,194	814,956	766,327	(79,069)	(38,586)	(70,154)	(13,369)
Realized gain (loss) on investments	293,886	138,918	(146,086)	(48,160)	438,083	46,980	59,706	6,913
Change in unrealized gain (loss) on investments	4,039,274	(380,361)	322,750	(575,552)	114,745	595,664	540,013	179,207
Reinvested capital gains	2,422,927	1,795,152	–	–	–	–	3,183	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,990,895	1,776,903	991,620	142,615	473,759	604,058	532,748	172,751

Equity transactions:
Purchase payments received from contract owners (note 3)	814,250	1,066,797	534,803	820,564	310,446	379,259	566,622	374,305
Transfers between funds	7,929,531	12,272,977	(2,990,817)	(2,052,144)	1,752,869	1,538,699	6,648,900	3,586,088
Redemptions (note 3)	(1,663,107)	(693,502)	(3,017,007)	(3,761,593)	(324,666)	(81,416)	(275,266)	(18,458)
Annuity benefits	(257)	(132)	(2,283)	(1,114)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(38,346)	(12,425)	(63,474)	(107,405)	(4,791)	(2,151)	(3,603)	(222)
Adjustments to maintain reserves	9,094	5,438	250	1,969	1,730	1,051	2,344	9,151

Net equity transactions	7,051,165	12,639,153	(5,538,528)	(5,099,723)	1,735,588	1,835,442	6,938,997	3,950,864

Net change in contract owners’ equity	14,042,060	14,416,056	(4,546,908)	(4,957,108)	2,209,347	2,439,500	7,471,745	4,123,615
Contract owners’ equity beginning of period	22,332,010	7,915,954	41,684,973	46,642,081	4,474,771	2,035,271	4,123,615	–

Contract owners’ equity end of period	$36,374,070	22,332,010	37,138,065	41,684,973	6,684,118	4,474,771	11,595,360	4,123,615

CHANGES IN UNITS:
Beginning units	1,636,753	635,691	3,575,770	4,015,932	339,344	184,067	363,735	–

Units purchased	736,295	1,207,884	365,505	437,591	256,478	200,690	711,487	372,676
Units redeemed	(288,385)	(206,822)	(838,393)	(877,753)	(138,381)	(45,413)	(120,592)	(8,941)

Ending units	2,084,663	1,636,753	3,102,882	3,575,770	457,441	339,344	954,630	363,735

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRMMkt		WRMortSec		WRRealEstS		WRSciTech
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$805,168	249,864	298,244	188,934	(95,232)	44,211	(1,667,424)	(1,601,534)
Realized gain (loss) on investments	–	–	(27,848)	(4,229)	380,561	138,439	5,084,701	1,505,738
Change in unrealized gain (loss) on investments	–	–	(12,895)	(158,320)	4,288,987	799,712	850,742	17,929,142
Reinvested capital gains	–	–	–	–	674,509	367,016	3,314,400	–

Net increase (decrease) in contract owners’ equity resulting from operations	805,168	249,864	257,501	26,385	5,248,825	1,349,378	7,582,419	17,833,346

Equity transactions:
Purchase payments received from contract owners (note 3)	2,312,631	3,522,493	95,979	444,629	663,817	933,450	2,432,710	2,821,960
Transfers between funds	13,224,480	(2,041,361)	2,200,182	3,825,612	8,002,811	7,341,980	(9,648,484)	(3,215,343)
Redemptions (note 3)	(7,459,186)	(3,952,860)	(296,490)	(203,875)	(1,612,552)	(637,191)	(7,712,554)	(6,846,988)
Annuity benefits	(256)	–	(2,209)	(2,249)	(1,072)	(653)	(6,658)	(258)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(131,082)	(82,251)	(4,246)	(3,231)	(31,871)	(14,402)	(151,209)	(210,908)
Adjustments to maintain reserves	(11,512)	(1,585)	110	(1,086)	8,542	4,865	32,311	41,043

Net equity transactions	7,935,075	(2,555,564)	1,993,326	4,059,800	7,029,675	7,628,049	(15,053,884)	(7,410,494)

Net change in contract owners’ equity	8,740,243	(2,305,700)	2,250,827	4,086,185	12,278,500	8,977,427	(7,471,465)	10,422,852
Contract owners’ equity beginning of period	22,447,693	24,753,393	6,428,167	2,341,982	15,893,104	6,915,677	129,075,898	118,653,046

Contract owners’ equity end of period	$31,187,936	22,447,693	8,678,994	6,428,167	28,171,604	15,893,104	121,604,433	129,075,898

CHANGES IN UNITS:
Beginning units	2,198,821	2,454,823	618,701	226,204	1,139,421	541,343	11,941,607	12,706,625

Units purchased	2,582,807	1,288,786	329,426	468,888	653,040	769,691	617,218	791,562
Units redeemed	(1,811,773)	(1,544,788)	(139,940)	(76,391)	(220,335)	(171,613)	(1,996,537)	(1,556,580)

Ending units	2,969,855	2,198,821	808,187	618,701	1,572,126	1,139,421	10,562,288	11,941,607

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRSmCapGr		WRSmCpVal		WRValue		WFOpp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,930,505)	(2,030,432)	(143,927)	(140,468)	(359,682)	24,708	(2,372,112)	(2,572,676)
Realized gain (loss) on investments	7,996,394	5,909,852	91,021	95,619	5,967,101	3,557,467	8,533,861	5,493,299
Change in unrealized gain (loss) on investments	(14,162,677)	6,360,801	763,134	(1,405,621)	7,639,161	(6,405,564)	(7,569,217)	9,455,220
Reinvested capital gains	12,532,030	6,185,908	1,051,893	1,902,076	5,121,207	7,094,848	20,410,770	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,435,242	16,426,129	1,762,121	451,606	18,367,787	4,271,459	19,003,302	12,375,843

Equity transactions:
Purchase payments received from contract owners (note 3)	2,373,484	2,205,950	307,172	741,744	1,984,410	2,785,529	3,407,132	4,220,062
Transfers between funds	(17,972,882)	(11,796,466)	318,421	3,862,332	(17,674,720)	(4,468,709)	(21,115,824)	(19,996,931)
Redemptions (note 3)	(9,331,885)	(9,408,892)	(861,761)	(413,657)	(9,217,205)	(8,307,913)	(21,106,533)	(16,800,937)
Annuity benefits	(11,280)	(514)	–	–	(9,424)	(1,221)	(32,913)	(30,325)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(3,045)	(3,541)
Contingent deferred sales charges (note 2)	(199,702)	(283,350)	(17,350)	(7,278)	(211,900)	(245,808)	(257,360)	(254,088)
Adjustments to maintain reserves	14,676	41,389	2,232	1,604	16,449	29,658	22,110	15,566

Net equity transactions	(25,127,589)	(19,241,883)	(251,286)	4,184,745	(25,112,390)	(10,208,464)	(39,086,433)	(32,850,194)

Net change in contract owners’ equity	(20,692,347)	(2,815,754)	1,510,835	4,636,351	(6,744,603)	(5,937,005)	(20,083,131)	(20,474,351)
Contract owners’ equity beginning of period	153,052,793	155,868,547	12,034,087	7,397,736	137,214,717	143,151,722	200,488,980	220,963,331

Contract owners’ equity end of period	$132,360,446	153,052,793	13,544,922	12,034,087	130,470,114	137,214,717	180,405,849	200,488,980

CHANGES IN UNITS:
Beginning units	12,069,149	13,698,218	1,005,493	631,627	10,933,745	11,755,346	16,647,315	19,567,386

Units purchased	623,531	492,850	275,334	533,981	498,029	920,546	546,237	949,874
Units redeemed	(2,633,077)	(2,121,919)	(299,355)	(160,115)	(2,427,503)	(1,742,147)	(3,678,971)	(3,869,945)

Ending units	10,059,603	12,069,149	981,472	1,005,493	9,004,271	10,933,745	13,514,581	16,647,315

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF –Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF – Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF – Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF – Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF – Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF – Small Company Opportunity Fund Class A Shares.

On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds;

    AIM Variable Insurance Funds – AIM V.I. Basic Balanced Fund – Series I (AIMBBal)

    AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II (AIMBValue2)

    AIM Variable Insurance Funds – AIM V.I. Blue Chip Fund – Series I (AIMBlueCh)*

    AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I (AIMCapAp)

    AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II (AIMCapAp2)

    AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II (AIMCapDev2)

    AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series I (AIMCoreEq)

    AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series II (AIMCoreEq2)

    AIM Variable Insurance Funds – AIM V.I. Global Health Care Fund – Series I (AIMGlobHlth)

    AIM Variable Insurance Funds – AIM V.I. Global Real Estate Fund – Series I (AIMGlobReal)

        (formerly AIM Variable Insurance Funds – AIM V.I. Real Estate Fund – Series I Shares)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

    AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series I (AIMIntGr)*

    AIM Variable Insurance Funds – AIM V.I. Large Cap Growth Fund – Series I (AIMLrgCpGr)

    AIM Variable Insurance Funds – AIM V.I. Premier Equity Fund – Series I (AIMPreEq)*

    AIM Variable Insurance Funds – AIM V.I. Premier Equity Fund – Series II (AIMPreEq2)*

Portfolios of the AllianceBernstein Variable Products Series Fund Inc.;

    AllianceBernstein Variable Products Series Fund Inc. – Growth and Income Portfolio – Class B (AlGrIncB)

    AllianceBernstein Variable Products Series Fund Inc. – Large Cap Growth Portfolio –

        Class B (AlLrgCpGrB)

    AllianceBernstein Variable Products Series Fund Inc. – Small-Mid Cap Value Portfolio –

        Class B (AlSmMdCpB)

Portfolios of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class I (ACVPIncGr)

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class II (ACVPIncGr2)

    American Century Variable Portfolios Inc. – Inflation Protection Fund – Class II (ACVPInflPro2)

    American Century Variable Portfolios Inc. – International Fund – Class I (ACVPInt)

    American Century Variable Portfolios Inc. – International Fund – Class III (ACVPInt3)

    American Century Variable Portfolios Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV1)

    American Century Variable Portfolios Inc. – Mid Cap Value Fund – Class II (ACVPMdCpV2)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class I (ACVPUltra)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class II (ACVPUltra2)

    American Century Variable Portfolios Inc. – Value Fund – Class I (ACVPVal)

    American Century Variable Portfolios Inc. – Value Fund – Class II (ACVPVal2)

    American Century Variable Portfolios Inc. – VistaSM Fund – Class I (ACVPVista1)

    American Century Variable Portfolios Inc. – VistaSM Fund – Class II (ACVPVista2)

Portfolios of the BB&T Variable Insurance Funds;

    BB&T Variable Insurance Funds – BB&T VIF Capital Manager Equity Fund (BBTCapMgr)

    BB&T Variable Insurance Funds – BB&T VIF Large Cap (BBTLgCapV)

        (formerly BB&T Variable Insurance Funds – BB&T VIF Large Cap Value Fund)

    BB&T Variable Insurance Funds – BB&T VIF Large Cap Growth (BBTLgCapGr)

        (formerly BB&T Variable Insurance Funds – BB&T VIF Large Company Growth Fund)

    BB&T Variable Insurance Funds – BB&T VIF Mid Cap Growth Fund (BBTMdCapGr)

Portfolios of the Credit Suisse Trust;

    Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp)

    Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

    Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)

Deutsche VIT NASDAQ 100 Index Fund (DeuNAS100)*

Portfolios of the Dreyfus Investment Portfolios;

    Dreyfus Investment Portfolios – Emerging Leaders Fund – Service Shares (DryELeadS)

    Dreyfus Investment Portfolios – European Equity Portfolio (DryEuroEq)*

    Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS)

Dreyfus Socially Responsible Growth Fund Inc. – Initial Shares The (DrySRGro)

Dreyfus Socially Responsible Growth Fund Inc. – Service Shares The (DrySRGroS)

Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund;

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp)

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Service Shares (DryVIFAppS)

    Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd)

    Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Service Shares (DryVIFDevLdS)*

    Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares (DryVIFIntVal)

Portfolios of the Evergreen Variable Annuity Funds;

    Evergreen Variable Annuity Funds – Evergreen VA Fund – Class 1 Shares (EvFund)*

    Evergreen Variable Annuity Funds – Evergreen VA Fundamental Large Cap Fund –

        Class 1 Shares (EvFdLrgCp)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Evergreen Variable Annuity Funds – Evergreen VA International Equity Fund – Class 1 Shares (EvIntEq)*

    Evergreen Variable Annuity Funds – Evergreen VA Omega Fund – Class 1 Shares (EvOmega)*

    Evergreen Variable Annuity Funds – Evergreen VA Special Equity Fund – Class 1 Shares (EvSpEq)*

    Evergreen Variable Annuity Funds – Evergreen VA Special Values Fund – Class 1 Shares (EvSpVal)*

    Evergreen Variable Annuity Funds – Evergreen VA Strategic Income Fund – Class 1 Shares (EvStratInc)*

Evergreen Variable Annuity Trust – Evergreen VA Balanced Fund – Class 1 (EvBal)*

Portfolios of the Evergreen Variable Trust;

    Evergreen Variable Trust – Evergreen VA Blue Chip Fund – Class I (EvBlCh)*

    Evergreen Variable Trust – Evergreen VA Capital Growth Fund – Class I (EvCapG)*

    Evergreen Variable Trust – Evergreen VA Equity Index Fund – Class I (EvEqIx)*

    Evergreen Variable Trust – Evergreen VA Global Leaders Fund – Class I (EvGloLead)*

    Evergreen Variable Trust – Evergreen VA Masters Fund – Class I (EvMasters)*

Portfolios of the Federated Insurance Series;

    Federated Insurance Series – Federated American Leaders Fund II – Service Shares (FedAmLeadS)

    Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares (FedCapApS)

    Federated Insurance Series – Federated High Income Bond Fund II – Service Shares (FedHiIncS)

    Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp)

    Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

    Federated Insurance Series – Federated Quality Bond Fund II – Service Shares (FedQualBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS)

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 (FidVIPGrS2)

    Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class (FidVIPHIS)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II;

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS)

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)

    Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio –

        Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III;

    Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio –

        Service Class (FidVIPGrOpS)

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio –

        Service Class 2 (FidVIPVaIS2)

Portfolios of the Fidelity® Variable Insurance Products Fund IV;

    Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

        (formerly Fidelity® Variable Insurance Products Fund IV – Natural Resources Portfolio – Service

            Class 2)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio –

        Service Class (FidVIPFree10S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio –

        Service Class 2 (FidVIPFree10S2)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio –

        Service Class (FidVIPFree20S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio –

        Service Class 2 (FidVIPFree20S2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio –

        Service Class (FidVIPFree30S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio –

        Service Class 2 (FidVIPFree30S2)

Financial Investors Variable Insurance Trust – First Horizon Core Equity Portfolio (FICoreEq)*

First Horizon Capital Appreciation Portfolio (FHCapAp)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust;

    Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund –

        Class 2 (FrVIPIncSec2)

    Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund –

        Class 2 (FrVIPRisDiv2)

    Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund –

        Class 2 (FrVIPSmCapV2)

    Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund –

        Class 3 (FrVIPDevMrk3)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 1 (FrVIPForSec)*

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 2 (FrVIPForSec2)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 3 (FrVIPForSec3)

    Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund –

        Class 3 (FrVIPGlInc3)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2)

    Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2)

    Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2)

    Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class II (GVITIntVal2)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI (GVITIntVal6)

    Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts)

    Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3)

    Gartmore GVIT – Emerging Markets Fund – Class VI (GVITEmMrkts6)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3)

    Gartmore GVIT – Gartmore GGVIT International Index Fund – Class VIII (GVITIntIdx8)

    Gartmore GVIT – Global Financial Services Fund – Class I (GVITGlFin)

    Gartmore GVIT – Global Financial Services Fund – Class III (GVITGlFin3)

    Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth)

    Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3)

    Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech)

    Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3)

    Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl)

    Gartmore GVIT – Global Utilities Fund – Class III (GVITGlUtl3)

    Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT – Government Bond Fund – Class II (GVITGvtBd2)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT – International Growth Fund – Class I (GVITIntGro)

    Gartmore GVIT – International Growth Fund – Class III (GVITIntGro3)

    Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2)

    Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2)

    Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2)

    Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2)

    Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal)

    Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr)

    Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMidCap)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)

    Gartmore GVIT – Nationwide Fund – Class II (GVITNWFund2)

    Gartmore GVIT – Nationwide GVIT Strategic Value Fund – Class I (GVITNWStrVal)*

    Gartmore GVIT – Nationwide Leaders Fund – Class I (GVITNWLead)

    Gartmore GVIT – Nationwide Leaders Fund – Class III (GVITNWLead3)

    Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr)

    Gartmore GVIT – Small Cap Growth Fund – Class II (GVITSmCapGr2)

    Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal)

    Gartmore GVIT – Small Cap Value Fund – Class II (GVITSmCapVal2)

    Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)

    Gartmore GVIT – Small Company Fund – Class II (GVITSmComp2)

    Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I (GVITTGroFoc)*

    Gartmore GVIT – Turner GVIT Growth Focus Fund – Class III (GVITTGroFoc3)*

    Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro)

    Gartmore GVIT – U.S. Growth Leaders Fund – Class III (GVITUSGro3)

    Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I (GVITVKVal)

    Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec)

    Gartmore GVIT – Worldwide Leaders Fund – Class I (GVITWLead)

    Gartmore GVIT – Worldwide Leaders Fund – Class III (GVITWLead3)

Portfolios of the Janus Aspen Series;

    Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal)

    Janus Aspen Series – Forty Portfolio – Service Shares (JanForty)

    Janus Aspen Series – Global Technology Portfolio – Service II Shares (JanGlTechS2)

    Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech)

    Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore)

        (formerly Janus Aspen Series – Risk-Managed Core Portfolio – Service Shares)

    Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2)

    Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGro)

Portfolios of the JPMorgan Series Trust II;

    JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)

Portfolios of the MFS Variable Insurance Trust;

    MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class (MFSInvGrStS)

    MFS Variable Insurance Trust – Mid Cap Growth Series – Service Class (MFSMidCapGrS)

    MFS Variable Insurance Trust – New Discovery Series – Service Class (MFSNewDiscS)

    MFS Variable Insurance Trust – Value Series – Service Class (MFSValS)

Portfolios of the Neuberger Berman Advisers Management Trust;

    Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc)

    Neuberger Berman Advisers Management Trust – Focus Portfolio – S Class Shares (NBAMTFocus)*

    Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard)

    Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt)

    Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio –

        Class I (NBAMTLMat)

    Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio –

        I Class Shares (NBAMTMCGr)

    Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart)

    Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS)

    Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes)

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Oppenheimer Variable Account Funds;

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Non-Service Shares (OppCapAp) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Capital Appreciation Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Service Class (OppCapApS)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Non-Service Shares (OppGlSec) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Global Securities Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Service Class (OppGlSecS)

    Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

        Non-Service Shares (OppHighInc) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer High Income Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

        Service Class (OppHighIncS)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA –

        Non-Service Shares (OppMSt) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Service Class (OppMStS)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA –

        Non-Service Shares (OppMStSCap) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Small Cap Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA –

        Service Class (OppMStSCapS)

    Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA –

        Non-Service Shares (OppMidCap) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Aggressive Growth Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA –

        Service Class (OppStratBdS)

Portfolios of the PIMCO Variable Insurance Trust;

    PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio –

        Administrative Shares (PVITRealRet)

    PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio –

        Administrative Shares (PVITTotRet)

Portfolios of the Putnam Variable Trust;

    Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroInc)

    Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEq)*

    Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyII)*

Royce Capital Fund – Micro Cap

SBL Fund – Series D (Global Series) (SBLGlob)

SBL Fund – Series J (Mid Cap Growth Series) (SBLMidCapGr)

SBL Fund – Series N (Managed Asset Allocation Series) (SBLAsAlloc)

SBL Fund – Series O (Equity Income Series) (SBLEqInc)

SBL Fund – Series P (High Yield Series) (SBLHighYld)

SBL Fund – Series Q (Small Cap Value Series) (SBLSmCapVal)

SBL Fund – Series V (Mid Cap Value Series) (SBLMidCapVal)

SBL Fund – Series X (Small Cap Growth Series) (SBLSmCapGr)

SBL Fund – Series Y (Select 25 Series) (SBLSel25)

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Van Eck Worldwide Insurance Trust;

    Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1)

    Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

    Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1)

    Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

    Van Kampen – The Universal Institutional Funds Inc. – Core Plus Fixed Income Portfolio –

        Class I (VKCorPlus)

    Van Kampen – The Universal Institutional Funds Inc. – Core Plus Fixed Income Portfolio –

        Class II (VKCorPlus2)

    Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio –

        Class I (VKEmMkt)

    Van Kampen – The Universal Institutional Funds Inc. – International Magnum Portfolio –

        Class I (VKIntMag)*

    Van Kampen – The Universal Institutional Funds Inc. – Mid Cap Growth Portfolio – Class I (VKMidCapG)

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio –

        Class I (VKUSRealEst)

Portfolios of the Van Kampen Life Investment Trust;

    Van Kampen Life Investment Trust – Comstock Portfolio – Class II (VKCom2)

    Van Kampen Life Investment Trust – Morgan Stanley Real Estate Securities Fund (VKRealEstSec)*

    Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class II (VKStrGr2)

        (formerly Van Kampen Life Investment Trust – Emerging Growth Portfolio – Class II)

Portfolios of the Victory Variable Insurance Funds;

    Victory Variable Insurance Funds – Diversified Stock Fund Class A Shares (VicDivrStk)

    Victory Variable Insurance Funds – Investment Quality Bond Fund Class A Shares (VicInvQBd)*

    Victory Variable Insurance Funds – Small Company Opportunity Fund Class A Shares (VicSmCoOpp)*

Portfolios of the W&R Target Funds Inc.;

    W&R Target Funds Inc. – Asset Strategy Portfolio (WRAsStrat)

    W&R Target Funds Inc. – Balanced Portfolio (WRBal)

    W&R Target Funds Inc. – Bond Portfolio (WRBond)

    W&R Target Funds Inc. – Core Equity Portfolio (WRCoreEq)

    W&R Target Funds Inc. – Dividend Income Portfolio (WRDivInc)

    W&R Target Funds Inc. – Energy Portfolio (WREnergy)

    W&R Target Funds Inc. – Global Natural Resources Portfolio (WRGlNatRes)

    W&R Target Funds Inc. – Growth Portfolio (WRGrowth)

    W&R Target Funds Inc. – High Income Portfolio (WRHiInc)

    W&R Target Funds Inc. – International Growth Portfolio (WRIntlGr)

    W&R Target Funds Inc. – International Value Portfolio (WRIntVal)

    W&R Target Funds Inc. – Limited-Term Bond Portfolio (WRLTBond)

    W&R Target Funds Inc. – Micro Cap Growth Portfolio (WRMicCpGr)

    W&R Target Funds Inc. – Mid Cap Growth Portfolio (WRMidCpGr)

    W&R Target Funds Inc. – Money Market Portfolio (WRMMkt)

    W&R Target Funds Inc. – Mortgage Securities Portfolio (WRMortSec)

    W&R Target Funds Inc. – Real Estate Securities Portfolio (WRRealEstS)

    W&R Target Funds Inc. – Science and Technology Portfolio (WRSciTech)

    W&R Target Funds Inc. – Small Cap Growth Portfolio (WRSmCapGr)

    W&R Target Funds Inc. – Small Cap Value Portfolio (WRSmCpVal)

    W&R Target Funds Inc. – Value Portfolio (WRValue)

Portfolio of the Wells Fargo Advantage Variable Trust FundsSM;

    Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM (WFOpp)

* At December 31, 2006, contract owners were not invested in this fund.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Effective May 2002, due to the Dreyfus Investment Portfolio – European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust – Money Market Fund – Class I.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(g)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-9 Options	BOA Future(1)		ElitiPro Classic	ElitiPro Ltd	BOA Choice(2)		BOA V(3)	BOA Income	BOA Exclusive II(4)		BOA choice Venue
Variable Account Charges – Recurring	0.95%		1.60%	1.75%	1.20%		1.10%	1.25%	1.20%		1.50%
Reduced Purchase Payment Option	0.25%		–	–	–		–	–	–		–
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%		–	–	–		0.15%	–	–		–
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%		–	–	–		0.10%	–	–		–
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%		–	–	–		0.05%	–	–		–
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%		–	–	–		0.15%	–	–		–
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options:
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15	%(5)	–	–	–		–	–	0.15	%(5)	–
One-Year Step Up	0.05	%(6)	–	–	–		0.05%	–	0.10	%(6)	–
Greater of One-Year or 5% Enhanced	0.20	%(5)	–	–	0.15	%(5)	–	–	0.20	%(5)	0.15%
5% Enhanced	0.10	%(7)	–	–	0.05	%(7)	0.10%	–	0.15	%(7)	–
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45	%(8)	–	–	0.45	%(9)	–	–	0.45	%(9)	0.45	%(9)
Option 2	0.30	%(8)	–	–	0.30	%(9)	–	–	0.30	%(9)	0.30	%(9)
Spousal Protection Annuity Option	–		–	–	–		–	–	–		0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%		–	–	–		–	–	–		–

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%		–	–	0.40%		–	–	0.40%		0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
America’s Income Annuity Income Foundation Rider	–		–	–	–		–	1.00%	–		–
Provides for a guarantee of variable annuity payments.
Capital Preservation Plus Option	0.50%		–	–	–		–	–	0.50%		0.50%
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges(10):	3.95%		1.60%	1.75%	2.20%		1.70%	2.25%	2.80%		3.10%

(1)	Includes Key Corp, NEA, Waddell & Reed Advisors Select Plus, First Tennessee and BB&T products.
(2)	Includes Key Corp and Paine Weber products.
(3)	Includes NEA Select product.
(4)	Includes Waddell & Reed Advisors Select Reserve product.
(5)	Available beginning January 2, 2002 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option.
(8)	No longer available effective May 1, 2003. Applicant could elect one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could elect one GMIB option.
(10)

When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2006.

	Total	AIMBBal	AIMBValue2	AIMBlueCh	AIMCapAp	AIMCapAp2	AIMCapDev2	AIMCoreEq
0.95%	$38,223,572	1,303	821	400	279	160	3,003	321
1.00%	14,272,735	–	331	–	–	131	563	–
1.05%	2,804,607	–	107	–	–	–	31	–
1.10%	12,387,351	1,909	91	897	262	7	92	565
1.15%	6,355,599	691	3	28	687	333	8	240
1.20%	19,178,445	58	319	–	–	377	1,630	–
1.25%	3,401,391	1,161	5,358	61	–	244	2,234	295
1.30%	3,301,054	177	–	–	19	–	5	–
1.35%	4,133,567	360	2	70	–	21	297	287
1.40%	29,233,111	81	529	51	597	144	1,465	847
1.45%	9,928,755	–	–	–	–	–	1,259	–
1.50%	3,653,393	–	24,687	–	–	3,941	1,034	–
1.55%	12,881,874	1,783	548	782	204	125	579	3,433
1.60%	6,744,521	18	6,447	–	260	1,791	58	–
1.65%	4,381,618	–	33,411	–	–	3,388	1,836	–
1.70%	1,803,920	–	2	–	–	–	45	–
1.75%	2,183,384	50	6,287	–	5	1,780	219	–
1.80%	1,596,093	–	2,779	–	–	581	–	–
1.85%	2,300,382	–	62	–	–	–	187	–
1.90%	692,537	–	3,089	–	–	193	122	–
1.95%	1,412,634	–	25,030	–	–	4,755	286	–
2.00%	1,385,622	569	79	–	–	126	61	–
2.05%	1,622,372	1,570	6,610	469	–	3,130	843	–
2.10%	943,602	–	16,681	–	–	1,532	56	–
2.15%	292,136	–	4,781	–	–	657	296	–
2.20%	878,010	–	7,713	–	–	3,948	162	–
2.25%	419,907	–	146	–	–	158	354	–
2.30%	144,551	–	–	–	–	–	–	–
2.35%	45,113	–	210	–	–	254	–	–
2.40%	234,011	–	–	–	–	–	–	–
2.45%	99,317	–	175	–	–	391	69	–
2.50%	115,023	–	3,408	–	–	–	–	–
2.55%	21,265	–	–	–	–	–	–	–
2.60%	157,364	–	7,439	–	–	123	222	–
2.65%	5,487	–	–	–	–	–	–	–
2.70%	2,254	–	–	–	–	–	–	–
2.85%	565	–	–	–	–	–	–	–

Totals	$187,237,142	9,730	157,145	2,758	2,313	28,290	17,016	5,988

	AIMCoreEq2	AIMGlobHlth	AIMGlobReal	AIMLrgCpGr	AIMPreEq	AIMPreEq2	AlGrIncB	AlLrgCpGrB
0.95%	$–	–	–	466	176	–	–	–
1.00%	–	–	–	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	–	163	245	1,053	223	–	–	–
1.15%	–	14	62	43	114	–	–	–
1.20%	–	–	9	–	–	–	–	–
1.25%	–	–	–	79	144	–	284	–
1.30%	–	–	–	–	–	–	–	–
1.35%	–	–	–	83	129	–	–	–
1.40%	–	–	–	64	183	–	–	–
1.45%	–	–	–	–	–	–	–	–
1.50%	3,515	–	–	–	–	1,658	13,577	9,222
1.55%	–	–	–	964	943	–	–	–
1.60%	1,077	–	–	–	–	500	8,587	2,639
1.65%	3,920	–	–	–	–	1,990	11,261	19,193
1.70%	–	–	–	–	–	–	–	–
1.75%	559	–	–	–	–	270	2,016	1,610
1.80%	329	–	–	–	–	156	1,741	1,965
1.85%	–	–	–	–	–	–	–	–
1.90%	329	–	–	–	–	157	50	237
1.95%	2,798	–	–	–	–	1,360	9,836	15,312
2.00%	–	–	–	–	–	–	–	–
2.05%	4,594	–	–	404	–	2,261	8,206	4,182
2.10%	1,977	–	–	–	–	942	6,365	5,582

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	AIMCoreEq2	AIMGlobHlth	AIMGlobReal	AIMLrgCpGr	AIMPreEq	AIMPreEq2	AlGrIncB	AlLrgCpGrB
2.15%	83	–	–	–	–	39	432	–
2.20%	751	–	–	–	–	396	6,186	2,033
2.25%	–	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
2.35%	44	–	–	–	–	30	675	228
2.40%	–	–	–	–	–	–	–	–
2.45%	1,351	–	–	–	–	644	950	170
2.50%	72	–	–	–	–	34	2,324	1,381
2.55%	–	–	–	–	–	–	–	–
2.60%	403	–	–	–	–	190	2,032	436
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$21,802	177	316	3,156	1,912	10,627	74,522	64,190

	AlSmMdCpB	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt3	ACVPMdCpV1	ACVPMdCpV2
0.95%	$–	592,932	–	140,340	347,014	200,363	8,632	–
1.00%	–	248,841	–	43,558	173,539	59,749	1,648	–
1.05%	–	54,454	–	13,192	27,546	15,107	227	–
1.10%	–	154,104	–	33,105	41,304	50,374	1,223	–
1.15%	–	66,983	–	24,628	17,774	31,812	947	–
1.20%	–	292,171	–	118,582	155,154	142,893	4,318	–
1.25%	82	43,535	–	21,018	20,271	14,564	471	697
1.30%	–	50,171	–	13,633	33,335	14,347	1,001	–
1.35%	–	54,781	–	26,002	15,898	26,034	639	–
1.40%	–	355,312	–	118,188	120,129	120,091	3,195	–
1.45%	–	119,123	–	41,132	83,839	27,958	1,235	–
1.50%	14,855	42,812	14,738	7,845	24,020	11,222	187	–
1.55%	–	139,611	–	45,483	34,108	35,342	1,672	–
1.60%	2,369	56,649	1,897	23,494	12,025	29,657	646	–
1.65%	23,860	66,888	9,587	24,294	18,360	25,798	883	–
1.70%	–	19,244	–	2,722	3,406	7,389	247	–
1.75%	4,999	29,554	1,725	6,102	4,311	8,200	36	–
1.80%	2,657	25,199	792	5,140	3,499	9,480	42	–
1.85%	–	16,219	–	6,878	5,125	10,016	775	–
1.90%	2,675	7,318	1,259	244	1,286	523	74	–
1.95%	16,266	5,108	3,560	3,574	8,710	4,381	–	–
2.00%	881	13,121	556	3,848	1,248	1,805	124	–
2.05%	12,444	17,828	4,522	1,340	4,360	12,330	138	–
2.10%	12,581	4,174	22,997	3,173	225	1,140	22	–
2.15%	3,519	1,018	412	549	93	1,046	–	–
2.20%	8,197	2,213	9,768	4,061	1,011	1,392	6	–
2.25%	–	341	–	7,488	–	329	11	476
2.30%	–	498	–	–	12	478	–	–
2.35%	1,427	14	1,082	175	–	4	–	–
2.40%	–	1,087	–	94	–	1,746	–	–
2.45%	1,005	423	–	86	–	–	–	–
2.50%	633	378	929	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	1,247	499	1,354	–	–	404	–	–
2.65%	–	7	–	–	–	–	–	–
2.70%	–	204	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$109,697	2,482,814	75,178	739,968	1,157,602	865,974	28,399	1,173

	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCapV

0.95%	$37,279	–	1,213,184	–	567	–	1,920	9,760
1.00%	10,828	–	394,731	–	378	–	–	–
1.05%	2,251	–	77,366	–	–	–	–	41
1.10%	10,356	–	384,769	–	21	–	4,507	9,130
1.15%	9,135	–	203,099	–	154	–	2,901	4,173
1.20%	30,480	–	764,792	–	211	–	21	209
1.25%	4,615	–	114,646	–	125	63	367	1,315
1.30%	1,808	–	156,817	–	–	–	575	1,431
1.35%	4,573	–	171,142	–	18	–	431	1,675
1.40%	30,740	–	989,919	–	200	–	277	8,782
1.45%	8,881	–	333,668	–	451	–	1,518	880
1.50%	1,803	7,556	100,321	34,984	19	–	82	86

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCapV
1.55%	12,772	–	456,700	–	30	–	1,670	7,544
1.60%	6,966	1,551	179,350	7,264	–	–	4,278	2,485
1.65%	5,387	7,963	132,464	15,362	83	–	2,942	438
1.70%	260	–	63,494	–	–	–	6,672	33
1.75%	1,364	2,689	76,982	6,131	–	–	8	62
1.80%	1,340	307	53,459	9,250	–	–	–	–
1.85%	1,997	–	82,287	–	3	–	–	1,413
1.90%	1,106	297	17,783	8,550	–	–	–	2,208
1.95%	285	6,101	11,579	20,278	–	–	–	–
2.00%	60	811	44,229	3,618	299	–	–	699
2.05%	120	3,086	45,652	13,576	–	–	–	–
2.10%	1,110	3,194	7,361	12,220	–	–	–	–
2.15%	301	105	9,054	1,610	–	–	–	–
2.20%	239	3,867	14,131	9,097	–	–	–	–
2.25%	81	–	5,628	–	–	248	–	–
2.30%	–	–	3,094	–	–	–	–	–
2.35%	–	84	–	2,310	–	–	–	–
2.40%	–	–	1,289	–	–	–	–	–
2.45%	–	145	3,064	2,808	–	–	–	–
2.50%	–	–	681	787	–	–	–	–
2.55%	–	–	751	–	–	–	–	–
2.60%	46	362	1,537	2,839	–	–	–	–
2.65%	–	–	38	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$186,183	38,118	6,115,061	150,684	2,559	311	28,169	52,364

	BBTLgCapGr	BBTMdCapGr	CSTGlSmCp	CSTIntFoc	CSTLCapV	DryELeadS	DrySmCapIxS	DrySRGro
0.95%	$2,779	8,517	19,223	42,954	57,712	–	167,399	327,912
1.00%	–	–	7,098	23,407	34,905	–	59,250	144,695
1.05%	7	98	3,718	5,317	11,278	–	12,222	31,454
1.10%	2,978	5,290	899	1,118	2,376	–	51,611	115,856
1.15%	321	931	51	89	523	–	33,967	32,438
1.20%	–	155	2,672	5,460	18,139	–	82,050	117,029
1.25%	880	745	73	1,134	2,222	–	18,948	18,118
1.30%	1,016	1,124	29	409	3,066	–	15,190	21,177
1.35%	427	1,060	–	81	161	–	37,195	15,065
1.40%	2,235	4,653	29	128	6,313	–	119,469	131,674
1.45%	984	1,162	–	109	3,205	–	38,201	84,384
1.50%	68	85	–	866	1,571	4,621	10,460	13,922
1.55%	2,094	2,121	–	–	119	–	48,211	28,504
1.60%	2,362	4,356	–	36	25	1,609	26,439	11,091
1.65%	40	806	–	281	303	2,335	14,533	23,419
1.70%	30	31	–	–	30	–	8,216	7,153
1.75%	197	326	–	–	15	2,545	7,156	4,059
1.80%	33	–	–	–	558	229	5,241	3,847
1.85%	5,328	6,978	–	–	107	–	7,811	6,424
1.90%	–	3,681	–	–	31	127	4,748	1,138
1.95%	–	–	–	–	–	3,281	1,613	4,323
2.00%	589	–	–	–	–	545	6,228	2,411
2.05%	486	1,173	–	–	–	2,553	8,508	3,269
2.10%	–	–	–	–	22	1,964	276	1,111
2.15%	–	–	–	–	–	521	1,403	273
2.20%	–	–	–	–	–	5,631	1,856	858
2.25%	–	–	–	–	–	–	383	1,213
2.30%	–	–	–	–	10	–	393	143
2.35%	–	–	–	–	–	–	–	47
2.40%	–	–	–	–	–	–	619	–
2.45%	–	–	–	–	–	346	101	35
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	783	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	103
2.85%	–	–	–	–	–	–	–	–

Totals	$22,854	43,292	33,792	81,389	142,691	27,090	789,697	1,153,145

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	DrySRGroS	DryStkIx	DryVIFApp	DryVIFAppS	DryVIFDevLd	DryVIFIntVal	FedAmLeadS	FedCapApS
0.95%	$–	2,718,383	415,180	–	793	1,087	–	–
1.00%	–	1,319,787	179,968	–	–	–	–	–
1.05%	–	251,174	46,729	–	–	–	–	–
1.10%	–	584,236	98,545	–	320	696	–	–
1.15%	–	316,180	49,436	–	–	72	–	–
1.20%	–	1,130,927	196,565	–	–	–	–	–
1.25%	–	167,822	33,560	–	26	–	–	–
1.30%	–	249,719	37,194	–	–	–	–	–
1.35%	–	271,373	39,957	–	154	–	–	–
1.40%	–	1,256,682	195,600	–	370	2,185	–	–
1.45%	–	520,042	43,372	–	–	–	–	–
1.50%	1,135	105,201	21,783	10,940	–	–	2,365	1,635
1.55%	–	441,892	67,638	–	864	2,397	–	–
1.60%	65	229,083	33,135	6,844	–	–	–	4,564
1.65%	1,082	131,821	28,362	7,211	–	–	1,566	612
1.70%	–	116,309	8,431	–	–	–	–	–
1.75%	175	68,643	8,796	3,697	–	–	650	125
1.80%	–	66,242	11,489	895	–	–	111	381
1.85%	–	52,403	7,349	–	5,049	–	–	–
1.90%	34	25,447	3,000	843	–	–	–	774
1.95%	664	33,053	1,500	5,906	–	–	1,759	5,003
2.00%	–	33,292	2,911	66	–	–	–	–
2.05%	346	63,843	6,261	16,947	–	–	1,210	2,593
2.10%	483	6,116	2,092	4,502	–	–	709	1,329
2.15%	138	12,922	2,393	30	–	–	22	22
2.20%	45	13,303	654	5,093	–	–	2,248	2,222
2.25%	–	7,559	1,274	–	–	–	–	–
2.30%	–	4,002	132	–	–	–	–	–
2.35%	–	219	33	246	–	–	939	–
2.40%	–	134	316	–	–	–	–	–
2.45%	500	50	41	2,920	–	–	–	–
2.50%	–	–	–	1,314	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	32	–	795	577	–	–	496	358
2.65%	–	95	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$4,699	10,197,954	1,544,491	68,031	7,576	6,437	12,075	19,618

	FedHiIncS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEIS	FidVIPEIS2	FidVIPGrS	FidVIPGrS2
0.95%	$–	873	718,765	–	2,194,342	–	1,244,579	–
1.00%	–	502	159,188	–	924,248	–	697,688	–
1.05%	–	45	39,732	–	203,332	–	120,823	–
1.10%	–	48	225,483	–	539,420	–	281,859	–
1.15%	–	52	129,878	–	281,564	–	127,480	–
1.20%	–	377	430,975	–	1,125,598	–	709,848	–
1.25%	–	–	74,894	–	166,959	–	100,316	–
1.30%	–	227	78,157	–	159,452	–	142,985	–
1.35%	–	83	117,062	–	286,650	–	139,440	–
1.40%	–	1,459	584,345	–	1,466,835	–	826,305	–
1.45%	–	1,418	147,597	–	504,677	–	405,400	–
1.50%	13,314	–	67,111	35,847	128,495	62,574	84,983	18,977
1.55%	–	338	276,406	–	555,934	–	217,762	–
1.60%	4,447	125	165,535	11,031	277,429	20,844	88,021	10,618
1.65%	13,398	115	67,759	26,334	189,888	36,260	116,151	12,701
1.70%	–	62	64,751	–	67,846	–	86,737	–
1.75%	3,216	–	79,334	9,050	103,941	16,952	37,292	7,248
1.80%	1,171	166	32,837	2,135	77,462	12,043	30,495	3,417
1.85%	–	372	43,869	–	89,648	–	25,657	–
1.90%	798	122	14,799	3,012	13,661	12,120	16,818	1,729
1.95%	7,679	–	6,295	24,498	21,621	37,862	10,298	7,484
2.00%	284	–	25,835	265	32,021	530	25,530	504
2.05%	6,000	–	38,095	12,297	58,797	12,847	16,273	14,238
2.10%	26,088	–	2,966	19,500	1,638	42,760	3,604	10,425
2.15%	3,599	50	3,736	1,465	5,708	678	5,757	50
2.20%	6,346	–	6,805	16,562	16,278	20,760	5,296	10,531
2.25%	–	26	2,949	–	8,074	–	918	–
2.30%	–	–	1,732	–	2,579	–	760	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FedHiIncS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEIS	FidVIPEIS2	FidVIPGrS	FidVIPGrS2
2.35%	805	–	67	799	36	764	56	75
2.40%	–	–	1,021	–	453	–	43	–
2.45%	1,402	–	65	1,030	2,587	3,120	151	3,510
2.50%	7,498	–	704	1,544	–	4,867	85	1,847
2.55%	–	–	–	–	723	–	–	–
2.60%	823	–	2,468	5,449	944	9,086	790	1,862
2.65%	–	–	94	–	25	–	33	–
2.70%	–	–	256	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$96,868	6,460	3,611,565	170,818	9,508,865	294,067	5,570,233	105,216

	FidVIPHIS	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR	FidVIPConS	FidVIPConS2	FidVIPIGBdS	FidVIPGrOpS
0.95%	$619,508	216,017	–	334,808	2,500,667	–	154,162	240,435
1.00%	246,404	96,228	–	81,448	1,103,347	–	56,036	158,187
1.05%	62,006	21,237	–	13,477	195,212	–	11,015	33,560
1.10%	134,483	21,204	–	67,640	576,689	–	48,808	21,047
1.15%	68,045	10,942	–	47,585	274,698	–	17,230	6,629
1.20%	347,136	113,049	–	199,557	1,351,397	–	93,526	76,726
1.25%	46,089	16,826	–	21,599	170,143	–	15,091	10,195
1.30%	59,734	15,167	–	30,496	240,568	–	13,747	12,136
1.35%	63,209	9,678	–	36,834	285,584	–	15,757	8,616
1.40%	365,829	74,706	–	194,925	1,537,889	–	110,114	65,634
1.45%	128,779	53,043	–	52,209	642,264	–	31,914	31,481
1.50%	36,706	9,055	28,129	10,788	156,254	71,060	11,035	6,924
1.55%	104,179	15,254	–	61,613	489,665	–	25,728	21,459
1.60%	50,374	3,603	10,713	33,497	220,325	15,174	39,785	6,833
1.65%	38,740	6,295	24,875	27,935	172,957	40,539	9,624	11,124
1.70%	20,505	3,874	–	8,715	75,346	–	3,607	4,488
1.75%	43,232	3,347	8,417	10,837	107,727	22,680	7,941	2,427
1.80%	12,255	3,794	2,469	9,422	76,912	7,841	8,045	1,445
1.85%	22,320	5,380	–	15,011	101,835	–	8,639	4,050
1.90%	2,314	1,313	6,398	4,203	30,271	9,619	3,750	1,294
1.95%	5,867	1,280	31,615	764	24,921	58,135	1,418	1,177
2.00%	12,804	2,828	2,386	3,900	59,940	2,413	5,651	510
2.05%	8,060	2,533	18,642	7,977	45,826	27,668	3,361	1,285
2.10%	1,975	1,036	22,170	1,665	11,192	38,336	1,372	161
2.15%	5,239	–	716	893	11,622	1,511	1,351	1,678
2.20%	5,455	849	16,118	2,569	10,243	28,886	2,884	507
2.25%	176	11	–	736	30,419	–	7,415	14
2.30%	108	–	–	1,073	8,224	–	24	8
2.35%	82	–	450	74	311	2,734	–	21
2.40%	–	–	–	2	19,776	–	95	–
2.45%	61	–	3,534	100	1,068	1,042	–	–
2.50%	–	–	3,298	–	1,703	2,389	–	–
2.55%	192	–	–	–	1,731	–	–	–
2.60%	–	–	2,105	468	2,049	4,002	–	–
2.65%	22	–	–	15	367	–	–	–
2.70%	–	–	–	–	238	–	–	–
2.85%	–	–	–	–	16	–	–	–

Totals	$2,511,888	708,549	182,035	1,282,835	10,539,396	334,029	709,125	730,051

	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S
0.95%	$19,712	–	98,569	–	16,459	1,027	–	2,953
1.00%	4,311	–	33,862	–	3,441	406	–	2,811
1.05%	1,300	–	6,170	–	1,255	–	–	112
1.10%	5,660	–	22,921	–	2,179	152	–	288
1.15%	2,693	–	18,360	–	1,375	112	–	37
1.20%	17,324	–	61,937	–	6,197	447	–	975
1.25%	2,053	7,418	13,169	–	2,618	990	291	156
1.30%	2,421	–	8,922	–	636	236	–	102
1.35%	2,233	–	12,917	–	2,142	–	–	358
1.40%	13,248	–	85,509	–	4,655	4,236	–	369
1.45%	7,450	–	36,234	–	4,946	26	–	103
1.50%	633	45,234	4,408	10,895	1,527	666	–	27
1.55%	6,828	–	27,009	–	4,176	1,235	–	552
1.60%	3,814	16,728	18,964	2,306	1,998	–	–	–
1.65%	2,075	29,329	9,450	2,371	804	–	–	17
1.70%	1,265	–	8,221	–	292	128	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S
1.75%	247	12,994	7,163	3,709	487	390	–	391
1.80%	150	3,914	2,748	1,541	301	–	–	–
1.85%	2,998	–	4,970	–	694	–	–	–
1.90%	634	6,267	438	1,168	44	–	–	–
1.95%	275	31,876	660	8,774	582	–	–	–
2.00%	268	4,688	1,751	47	601	2,132	–	–
2.05%	793	27,730	1,167	3,663	796	–	–	–
2.10%	–	26,204	3,900	8,435	28	–	–	–
2.15%	–	1,000	1,275	843	63	–	–	–
2.20%	120	17,611	1,806	2,494	505	–	–	–
2.25%	–	9,325	2,164	–	24	–	–	–
2.30%	815	–	178	–	1,189	–	–	–
2.35%	–	1,581	–	143	290	–	–	–
2.40%	–	–	27	–	9	–	–	–
2.45%	–	3,560	223	215	–	–	–	–
2.50%	–	6,191	193	1,244	–	–	–	–
2.55%	60	–	–	–	36	–	–	–
2.60%	–	2,343	–	1,492	–	–	–	–
2.65%	28	–	29	–	16	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$99,408	253,993	495,314	49,340	60,365	12,183	291	9,251

	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FICoreEq	FHCapAp	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSmCapV2
0.95%	$–	303	–	190	59	16,421	–	16,818
1.00%	–	234	–	–	–	9,682	–	6,711
1.05%	–	–	–	1	–	2,933	–	1,859
1.10%	–	141	–	475	16	5,109	–	1,714
1.15%	–	20	–	147	207	1,854	–	1,382
1.20%	–	581	–	113	12	18,272	–	8,838
1.25%	122	16	139	3	–	4,086	11,615	6,819
1.30%	–	–	–	22	–	5,089	–	325
1.35%	–	402	–	43	–	3,616	–	1,125
1.40%	–	677	–	341	214	23,491	–	8,807
1.45%	–	102	–	58	–	14,235	–	4,303
1.50%	–	–	–	45	61	986	–	193
1.55%	–	19	–	405	86	7,368	–	1,847
1.60%	–	–	–	66	30	3,073	–	1,798
1.65%	–	–	–	90	42	743	–	769
1.70%	–	–	–	203	316	1,339	–	1,164
1.75%	–	–	–	284	–	1,003	–	206
1.80%	–	469	–	1	–	736	–	314
1.85%	–	–	–	–	–	1,416	–	1,698
1.90%	–	–	–	–	–	149	–	414
1.95%	–	–	–	21	–	189	–	301
2.00%	–	–	–	126	7	253	–	200
2.05%	–	–	–	–	–	796	–	483
2.10%	–	–	–	–	–	10	–	39
2.15%	–	–	–	–	–	103	–	64
2.20%	–	–	–	–	–	–	–	124
2.25%	316	–	1,984	–	–	361	8,131	49
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	193
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	46
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$438	2,964	2,123	2,634	1,050	123,313	19,746	68,603

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2
0.95%	$3,218	–	3,932	12,094	15,982	14,891	11,351	13,152
1.00%	1,171	–	1,484	1,567	6,761	992	2,878	4,501
1.05%	573	–	309	1,330	933	285	575	903
1.10%	556	–	1,006	1,666	1,745	2,092	3,948	4,552
1.15%	366	–	631	331	1,770	793	900	3,284
1.20%	2,152	–	1,959	7,827	19,461	8,058	10,428	13,767
1.25%	3,166	1,259	6,646	1,850	1,589	402	1,324	1,616
1.30%	368	–	402	181	6,249	726	8,873	5,013
1.35%	157	–	640	491	2,769	1,837	2,561	4,004
1.40%	2,245	–	3,254	13,301	15,996	7,443	10,083	16,959
1.45%	3,149	–	981	3,791	2,880	2,325	1,183	2,558
1.50%	125	–	241	16	385	216	242	777
1.55%	767	–	1,242	1,849	4,087	1,158	1,907	3,559
1.60%	1,711	–	659	806	91	520	453	3,403
1.65%	449	–	552	3,005	716	1,347	1,321	2,352
1.70%	612	–	211	825	1,273	119	582	1,013
1.75%	26	–	518	16	309	73	34	300
1.80%	21	–	22	1	172	706	396	279
1.85%	389	–	567	345	580	477	1,997	34
1.90%	624	–	47	407	32	301	–	5
1.95%	–	–	–	–	482	–	13	–
2.00%	55	–	59	79	309	–	178	79
2.05%	697	–	112	536	574	361	275	–
2.10%	16	–	24	–	–	–	1	20
2.15%	53	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	96	122	61
2.25%	40	–	–	–	774	625	–	932
2.30%	–	–	–	86	–	–	–	–
2.35%	78	–	–	–	–	–	–	–
2.40%	–	–	–	–	107	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	47	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$22,784	1,259	25,498	52,400	86,026	45,843	61,672	83,123

	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITEmMrkts	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc	GVITFHiInc3
0.95%	$–	198,186	–	15,942	287,165	–	306,794	91,825
1.00%	–	60,144	–	2,828	102,137	–	121,300	22,840
1.05%	–	10,077	–	301	12,776	–	29,467	4,502
1.10%	–	33,188	–	7,021	60,878	–	81,216	23,290
1.15%	–	26,933	–	1,896	42,333	–	46,734	9,880
1.20%	–	158,257	–	2,284	150,895	–	130,016	177,315
1.25%	59	6,862	6,070	1,767	23,364	–	21,305	16,314
1.30%	–	29,133	–	776	28,301	–	35,724	9,425
1.35%	–	27,246	–	735	43,176	–	33,599	10,902
1.40%	–	124,431	–	4,994	173,362	–	165,701	68,959
1.45%	–	30,896	–	3,354	116,018	–	56,892	18,740
1.50%	–	10,162	5,790	780	15,471	3,992	15,047	7,900
1.55%	–	33,919	–	3,165	60,766	–	71,300	26,638
1.60%	–	23,925	3,030	1,168	35,880	984	34,065	11,672
1.65%	–	15,708	2,024	492	23,436	2,516	18,558	4,736
1.70%	–	7,733	–	1,135	11,191	–	16,416	24,587
1.75%	–	6,399	3,240	1,289	19,346	1,004	26,094	3,030
1.80%	–	4,504	–	1,453	10,175	–	13,179	4,128
1.85%	–	9,337	–	1,499	15,932	–	14,888	9,748
1.90%	–	1,382	444	49	4,214	759	3,270	3,581
1.95%	–	942	2,140	–	3,710	2,088	2,501	1,878
2.00%	–	5,161	808	210	13,257	305	7,011	10,517
2.05%	–	6,695	2,470	889	6,510	1,283	3,912	3,147
2.10%	–	597	1,684	421	1,199	1,266	1,820	550
2.15%	–	1,120	339	32	815	577	1,071	6,789
2.20%	–	1,608	801	–	5,084	3,580	792	737
2.25%	–	440	–	–	3,107	–	15	577
2.30%	–	2,476	–	–	5,174	–	345	6,686

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITEmMrkts	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc	GVITFHiInc3
2.35%	–	–	260	–	1,495	–	–	–
2.40%	–	7,186	–	–	8,620	–	155	16,336
2.45%	–	54	322	–	578	48	–	–
2.50%	–	–	43	–	–	115	405	–
2.55%	–	521	–	–	783	–	–	1,754
2.60%	–	–	845	–	–	471	–	–
2.65%	–	228	–	–	270	–	–	350
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$59	845,450	30,310	54,480	1,287,418	18,988	1,259,592	599,333

	GVITIntIdx8	GVITGlFin	GVITGlFin3	GVITGlHlth	GVITGlHlth3	GVITGlTech	GVITGlTech3	GVITGlUtl
0.95%	$1,313	–	32,243	–	65,443	4,325	26,167	–
1.00%	345	–	15,916	–	22,512	3,296	8,347	–
1.05%	49	–	2,124	–	4,763	187	1,237	–
1.10%	290	–	7,482	–	19,492	2,031	7,663	–
1.15%	213	–	5,670	–	19,852	411	4,776	–
1.20%	228	–	18,040	–	37,725	3,385	14,668	–
1.25%	425	445	1,421	1,261	2,778	447	1,716	860
1.30%	190	–	1,466	–	3,838	339	1,196	–
1.35%	108	–	2,591	–	9,587	224	3,148	–
1.40%	1,509	–	29,912	–	53,164	5,498	19,288	–
1.45%	75	–	9,730	–	26,870	1,441	7,488	–
1.50%	5	–	470	–	7,969	399	1,305	–
1.55%	1	–	17,948	–	34,397	2,507	6,923	–
1.60%	187	–	6,741	–	9,780	454	5,840	–
1.65%	404	–	3,347	–	9,141	179	2,603	–
1.70%	81	–	2,090	–	3,287	186	1,062	–
1.75%	–	–	1,531	–	4,893	110	1,692	–
1.80%	9	–	926	–	4,137	311	2,084	–
1.85%	180	–	2,103	–	3,270	293	1,172	–
1.90%	–	–	865	–	3,545	150	698	–
1.95%	–	–	2,154	–	5,250	12	1,144	–
2.00%	–	–	2,978	–	1,926	191	897	–
2.05%	–	–	1,785	–	6,134	13	2,016	–
2.10%	–	–	110	–	1,603	10	203	–
2.15%	53	–	12	–	154	–	636	–
2.20%	–	–	147	–	2,410	74	77	–
2.25%	30	–	250	–	287	–	5	–
2.30%	–	–	1,328	–	65	–	–	–
2.35%	–	–	32	–	1,022	–	83	–
2.40%	–	–	1,688	–	152	–	23	–
2.45%	–	–	–	–	150	–	63	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	137	–	193	–	–	–
2.60%	–	–	11	–	2,515	–	–	–
2.65%	–	–	19	–	33	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$5,695	445	173,267	1,261	368,337	26,473	124,220	860

	GVITGlUtl3	GVITGvtBd	GVITGvtBd2	GVITGrowth	GVITIntGro	GVITIntGro3	GVITIDAgg2	GVITIDCon2
0.95%	$59,552	1,523,649	–	275,440	4,335	86,986	155,643	209,999
1.00%	39,783	606,448	–	153,535	593	39,977	34,820	47,685
1.05%	3,111	137,710	–	35,339	636	5,702	19,757	6,002
1.10%	9,630	375,656	–	35,533	1,303	14,824	56,214	83,191
1.15%	12,290	195,110	–	18,121	417	14,797	48,862	47,250
1.20%	26,391	679,198	–	46,049	771	57,122	95,858	174,351
1.25%	2,011	100,611	–	8,973	452	5,413	71,418	31,188
1.30%	1,932	95,599	–	27,461	292	8,960	11,868	21,763
1.35%	4,183	141,674	–	9,191	550	14,899	26,254	40,873
1.40%	71,366	948,739	–	54,520	3,189	65,911	153,891	187,978
1.45%	28,377	235,888	–	24,791	117	33,533	41,388	37,805
1.50%	3,061	97,498	52,329	8,276	230	15,415	27,612	51,922
1.55%	22,303	440,333	–	21,128	1,516	25,668	58,548	115,238
1.60%	9,982	169,524	12,157	3,049	1,980	10,808	42,469	110,675
1.65%	5,124	97,947	40,604	5,635	193	11,211	56,462	48,256
1.70%	1,344	54,336	–	2,653	–	4,398	9,973	9,747

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITGlUtl3	GVITGvtBd	GVITGvtBd2	GVITGrowth	GVITIntGro	GVITIntGro3	GVITIDAgg2	GVITIDCon2
1.75%	3,585	78,682	10,612	2,559	–	5,029	26,025	32,102
1.80%	871	37,399	5,242	1,502	241	3,143	21,060	3,604
1.85%	10,171	52,194	–	3,003	631	7,994	14,431	9,491
1.90%	1,016	13,988	7,814	98	–	2,680	2,000	5
1.95%	1,371	12,994	43,475	60	–	187	45,402	9,759
2.00%	9,901	46,462	508	664	–	5,518	9,530	20,102
2.05%	1,129	47,908	21,735	298	–	3,162	24,738	20,835
2.10%	104	6,093	42,970	472	19	551	10,269	13,065
2.15%	65	3,954	1,097	642	–	694	1,988	4,288
2.20%	752	3,459	23,730	270	–	2,038	22,852	7,874
2.25%	960	14,440	–	265	–	158	1,423	8,782
2.30%	638	2,725	–	51	–	4,216	4,301	5
2.35%	–	9	541	8	–	–	–	293
2.40%	220	818	–	–	–	2,242	1,104	–
2.45%	–	2,004	3,560	250	–	165	1,920	77
2.50%	–	3	2,299	1	–	–	–	97
2.55%	4	166	–	–	–	198	–	–
2.60%	–	24	5,387	–	–	–	18,071	4,302
2.65%	–	–	–	–	–	–	57	82
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$331,227	6,223,242	274,060	739,837	17,465	453,599	1,116,208	1,358,686

	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITJPBal	GVITMdCpGr	GVITMidCap	GVITMyMkt	GVITNWFund
0.95%	$874,577	447,679	329,021	358,950	222,746	766,502	1,512,911	1,404,019
1.00%	309,859	140,802	103,075	146,255	91,286	278,220	590,165	738,251
1.05%	59,185	13,791	16,042	33,306	16,571	46,289	161,015	117,013
1.10%	388,413	238,124	172,363	92,091	58,646	228,623	285,427	224,504
1.15%	300,573	205,035	103,371	45,844	33,320	132,267	136,365	67,796
1.20%	463,759	263,466	182,473	200,086	140,035	445,302	855,929	236,464
1.25%	231,374	118,125	94,876	21,382	20,705	61,466	104,430	52,427
1.30%	73,391	30,518	36,497	34,744	29,288	83,769	131,878	40,053
1.35%	128,419	87,257	38,293	40,319	19,546	110,356	183,884	47,157
1.40%	1,030,429	569,936	316,502	258,145	166,707	596,010	1,181,137	429,573
1.45%	237,623	126,480	84,149	100,953	86,670	237,227	429,022	205,439
1.50%	208,373	127,687	88,619	24,498	17,110	52,713	141,966	47,091
1.55%	376,303	224,942	182,420	109,496	67,929	276,041	403,319	117,808
1.60%	340,829	200,914	175,639	33,105	29,991	114,994	198,540	41,329
1.65%	172,077	142,031	77,303	24,930	17,089	78,571	125,234	43,254
1.70%	77,867	48,350	36,403	9,820	7,942	32,505	60,346	21,139
1.75%	223,371	100,317	85,679	16,580	5,590	43,256	59,769	12,452
1.80%	73,182	45,662	45,773	8,726	11,412	34,824	44,343	9,571
1.85%	127,108	87,445	31,237	10,368	15,156	55,673	102,485	19,752
1.90%	17,733	33,833	5,463	1,876	4,570	16,477	15,180	4,854
1.95%	69,162	54,979	14,076	4,686	2,240	9,230	22,418	4,608
2.00%	43,022	76,782	18,232	5,629	8,738	31,990	33,080	10,819
2.05%	124,956	37,767	30,881	5,415	7,477	39,146	25,639	5,567
2.10%	93,226	52,851	33,393	585	1,990	4,668	22,032	3,343
2.15%	21,012	21,544	18,418	2,470	2,127	4,059	4,254	2,864
2.20%	87,227	78,044	42,002	1,649	907	15,059	29,954	1,742
2.25%	59,270	68,470	7,820	348	3,291	5,515	6,016	11,909
2.30%	2,776	7,865	1,680	471	220	3,177	2,431	1,958
2.35%	6,922	1,583	318	62	20	31	2,621	62
2.40%	2	3,355	–	289	2,844	5,520	–	2,096
2.45%	4,129	3,196	2,365	–	71	2,373	1,376	–
2.50%	17,092	3,806	8,409	–	–	–	103	66
2.55%	–	562	–	–	113	304	–	143
2.60%	7,244	13,134	9,153	7	–	–	1,120	–
2.65%	92	54	84	59	58	82	–	35
2.70%	–	–	–	–	–	158	–	–
2.85%	–	504	–	–	–	–	–	–

Totals	$6,250,577	3,676,890	2,392,029	1,593,144	1,092,405	3,812,397	6,874,389	3,925,158

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVITNWFund2	GVITNWLead	GVITNWLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp
0.95%	$–	–	42,771	190,236	–	1,115,665	–	1,052,129
1.00%	–	–	14,703	61,451	–	334,156	–	394,197
1.05%	–	–	1,275	8,624	–	73,530	–	64,268
1.10%	–	–	6,351	73,169	–	297,502	–	225,690
1.15%	–	–	6,086	33,741	–	133,342	–	114,799
1.20%	–	–	17,786	129,828	–	520,121	–	516,178
1.25%	–	49	3,477	22,392	–	74,173	–	76,928
1.30%	–	–	3,366	26,428	–	84,846	–	97,339
1.35%	–	–	4,689	32,435	–	124,301	–	86,704
1.40%	–	–	21,121	176,620	–	701,103	–	583,438
1.45%	–	–	10,591	81,649	–	238,191	–	220,194
1.50%	4,668	–	6,349	14,346	4,862	59,201	15,525	52,310
1.55%	–	–	11,985	72,317	–	289,360	–	165,200
1.60%	2,477	–	5,616	35,392	1,156	127,327	2,838	84,569
1.65%	4,283	–	5,150	27,054	4,384	101,681	12,013	94,761
1.70%	–	–	3,191	18,392	–	51,005	–	30,299
1.75%	2,395	–	557	12,070	1,261	62,766	2,376	31,477
1.80%	859	–	1,283	9,276	415	36,902	477	35,585
1.85%	–	–	5,492	10,455	–	57,764	–	58,153
1.90%	806	–	2,629	3,421	518	14,010	1,345	7,613
1.95%	2,761	–	984	1,664	5,100	21,377	7,385	12,338
2.00%	–	–	6,338	10,954	21	61,613	178	20,679
2.05%	2,572	–	978	7,931	2,621	31,312	3,814	25,341
2.10%	1,986	–	378	2,543	4,864	5,150	7,894	3,665
2.15%	–	–	3,668	1,194	165	4,688	1,131	5,597
2.20%	5,248	–	1,944	2,831	1,458	16,258	5,000	4,247
2.25%	–	–	619	803	–	3,834	–	1,731
2.30%	–	–	6,426	162	–	1,263	–	6,104
2.35%	–	–	–	37	650	76	289	–
2.40%	–	–	15,344	272	–	1,427	–	15,530
2.45%	559	–	13	–	198	1,260	36	106
2.50%	15,980	–	–	–	62	–	244	171
2.55%	–	–	1,471	43	–	112	–	1,515
2.60%	355	–	–	–	410	–	1,291	–
2.65%	–	–	383	60	–	63	–	354
2.70%	–	–	–	–	–	–	–	171
2.85%	–	–	–	–	–	10	–	–

Totals	$44,949	49	213,014	1,067,790	28,145	4,645,389	61,836	4,089,380

	GVITSmComp2	GVITUSGro	GVITUSGro3	GVITVKVal	GVITMltSec	GVITWLead	GVITWLead3	JanBal
0.95%	$–	–	59,730	184,008	459,088	80,712	41,520	–
1.00%	–	–	28,702	98,876	165,978	35,431	14,641	–
1.05%	–	–	3,002	18,906	39,269	9,740	1,680	–
1.10%	–	–	19,695	40,390	96,364	9,987	8,405	–
1.15%	–	–	9,506	41,290	42,922	3,252	4,256	–
1.20%	–	–	42,899	160,467	248,154	24,049	22,658	–
1.25%	–	5,249	5,052	26,335	26,094	5,601	2,469	620
1.30%	–	–	5,092	18,181	37,751	9,996	5,274	–
1.35%	–	–	7,698	34,455	46,090	3,600	6,321	–
1.40%	–	–	43,631	142,468	282,752	25,879	30,495	–
1.45%	–	–	15,447	102,234	108,838	10,088	12,502	–
1.50%	17,718	–	9,353	31,699	42,862	1,839	744	–
1.55%	–	–	14,222	51,694	87,074	6,397	10,499	–
1.60%	10,086	–	14,714	37,104	43,894	1,149	5,993	–
1.65%	6,897	–	6,627	55,537	51,034	2,670	2,922	–
1.70%	–	–	2,446	8,068	17,863	246	4,964	–
1.75%	4,057	–	5,731	11,045	24,777	699	1,351	–
1.80%	5,671	–	2,422	12,868	15,471	2,576	1,524	–
1.85%	–	–	1,377	6,876	20,422	2,523	2,866	–
1.90%	5,679	–	3,882	3,697	5,402	239	709	–
1.95%	10,654	–	3,039	2,598	19,818	13	306	–
2.00%	1,674	–	5,265	3,432	15,143	87	646	–
2.05%	8,269	–	4,158	3,103	18,852	1,743	909	–
2.10%	8,124	–	1,422	1,345	9,333	463	804	–
2.15%	306	–	613	906	8,869	–	528	–
2.20%	10,530	–	1,296	2,597	11,229	453	652	–
2.25%	–	1,167	194	4,259	698	19	3	–
2.30%	–	–	3,069	801	6,648	–	238	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITSmComp2	GVITUSGro	GVITUSGro3	GVITVKVal	GVITMltSec	GVITWLead	GVITWLead3	JanBal
2.35%	24	–	–	–	765	28	–	–
2.40%	–	–	4,553	–	16,465	–	3	–
2.45%	2,611	–	–	45	2,969	–	107	–
2.50%	1,736	–	–	–	996	224	–	–
2.55%	–	–	388	–	1,745	–	–	–
2.60%	2,328	–	1,014	822	2,762	–	–	–
2.65%	–	–	120	–	320	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$96,364	6,416	326,359	1,106,106	1,978,711	239,703	185,989	620

	JanForty	JanGlTechS2	JanGlTech	JanRMgCore	JanIntGroS2	JanIntGro	JPMSTMidCap	MFSInvGrStS
0.95%	$416,975	38,157	91,872	11,775	242,552	310,195	140,545	–
1.00%	203,082	15,314	49,964	3,771	102,548	161,886	50,665	–
1.05%	24,460	3,358	6,893	428	14,780	16,639	9,959	–
1.10%	108,395	14,189	17,337	1,377	94,116	84,177	31,227	–
1.15%	51,249	7,531	9,579	394	41,186	43,112	18,516	–
1.20%	344,952	30,885	64,442	3,585	204,081	272,024	95,525	–
1.25%	48,144	10,330	8,359	414	35,817	28,638	15,859	3,282
1.30%	93,463	4,549	12,068	110	20,389	41,857	27,661	–
1.35%	54,628	8,720	5,308	1,222	47,803	20,286	18,515	–
1.40%	534,525	41,801	112,399	9,545	237,836	347,815	80,424	–
1.45%	324,065	19,318	77,892	4,839	114,110	248,816	28,949	–
1.50%	56,712	3,238	12,992	969	20,433	51,902	15,090	–
1.55%	144,804	20,918	18,393	2,252	77,073	75,697	32,159	–
1.60%	54,988	5,414	7,406	1,618	39,894	24,023	13,794	–
1.65%	74,925	11,323	11,464	1,641	43,656	31,075	13,619	–
1.70%	27,710	5,444	4,098	76	25,763	17,563	4,970	–
1.75%	14,889	1,959	543	885	19,829	5,302	2,958	–
1.80%	26,136	3,885	2,474	48	10,403	16,570	4,600	–
1.85%	24,967	2,633	2,217	1,057	13,757	19,926	6,775	–
1.90%	16,664	886	2,313	1,372	6,214	3,728	3,331	–
1.95%	17,670	205	2,282	312	5,251	7,662	455	–
2.00%	12,737	1,322	988	33	12,709	8,694	1,628	–
2.05%	13,196	1,670	2,967	263	8,993	5,288	4,564	–
2.10%	2,537	640	652	–	2,117	2,026	3,343	–
2.15%	3,828	481	95	–	3,823	422	475	–
2.20%	3,034	341	463	377	2,034	3,424	1,485	–
2.25%	1,078	229	22	271	841	602	373	174
2.30%	124	452	8	–	3,616	41	428	–
2.35%	62	19	14	–	–	39	–	–
2.40%	1,361	46	–	–	9,377	–	–	–
2.45%	11	205	4	244	–	15	105	–
2.50%	851	–	–	–	65	136	–	–
2.55%	–	46	–	–	997	–	1	–
2.60%	758	–	–	–	–	–	–	–
2.65%	–	–	–	–	146	–	–	–
2.70%	140	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$2,703,120	255,508	525,508	48,878	1,462,209	1,849,580	627,998	3,456

	MFSMidCapGrS	MFSNewDiscS	MFSValS	NBAMTFasc	NBAMTFocus	NBAMTGuard	NBAMTInt	NBAMTLMat
0.95%	$–	–	40,522	364	–	276,310	4,796	124,200
1.00%	–	–	2,900	109	–	114,000	1,000	33,298
1.05%	–	–	727	–	–	31,773	88	5,608
1.10%	–	–	2,324	14	–	64,011	1,978	24,571
1.15%	–	–	1,328	4	–	38,102	288	17,093
1.20%	–	–	10,610	105	–	123,110	2,627	177,659
1.25%	–	–	4,553	905	–	24,629	814	9,074
1.30%	–	–	1,509	–	–	27,958	219	11,762
1.35%	–	–	643	–	–	42,179	721	17,457
1.40%	–	–	13,162	108	–	158,511	1,978	77,193
1.45%	–	–	8,085	–	–	67,610	1,039	36,251
1.50%	10,809	4,142	12,711	7,762	1,645	14,540	72	17,429
1.55%	–	–	7,368	56	–	77,289	853	44,465
1.60%	3,162	1,321	5,058	1,114	89	39,436	1,794	11,306
1.65%	9,951	6,083	14,508	2,313	940	21,068	136	9,323
1.70%	–	–	601	1	–	11,967	645	2,942

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	MFSMidCapGrS	MFSNewDiscS	MFSValS	NBAMTFasc	NBAMTFocus	NBAMTGuard	NBAMTInt	NBAMTLMat
1.75%	3,578	959	5,718	1,361	475	12,452	261	6,316
1.80%	2,494	633	430	–	–	5,096	71	5,753
1.85%	–	–	1,145	–	–	11,755	212	2,651
1.90%	1,951	846	3,163	84	–	5,016	176	570
1.95%	8,677	6,001	9,598	2,703	1,426	3,691	45	1,529
2.00%	–	18	2,832	426	–	17,568	219	1,299
2.05%	7,621	2,772	11,002	5,610	1,265	12,125	122	1,701
2.10%	6,308	3,360	3,913	1,237	1,485	1,529	74	6,505
2.15%	101	24	2,140	337	155	1,074	–	26
2.20%	3,359	2,786	5,839	2,425	2,949	844	119	1,671
2.25%	–	–	1,828	–	–	80	–	2,227
2.30%	–	–	–	–	–	450	–	–
2.35%	129	291	1,516	–	926	–	–	311
2.40%	–	–	–	–	–	39	271	–
2.45%	284	424	1,091	869	–	–	–	–
2.50%	1,975	138	562	452	242	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	1,268	140	983	192	459	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$61,667	29,938	178,369	28,551	12,056	1,204,212	20,618	650,190

	NBAMTMCGr	NBAMTPart	NBAMTRegS	NBAMSocRes	OppGlSec3	OppCapAp	OppCapApS	OppGlSec
0.95%	$454,976	527,640	8,907	22,415	560,247	1,101,950	–	424,913
1.00%	200,845	259,058	464	6,345	156,357	370,443	–	83,168
1.05%	36,159	50,624	302	1,019	26,071	63,835	–	15,886
1.10%	120,171	94,295	255	4,303	168,349	338,771	–	153,906
1.15%	54,325	38,147	11	2,102	101,507	181,696	–	73,232
1.20%	260,968	245,011	6,868	11,434	398,941	510,591	–	320,256
1.25%	40,650	23,396	1,197	1,203	55,397	93,207	–	44,940
1.30%	40,217	48,711	194	1,110	72,673	86,750	–	48,902
1.35%	42,863	39,072	597	1,096	81,284	126,935	–	80,390
1.40%	351,967	298,992	1,166	16,835	454,828	664,639	–	380,809
1.45%	199,847	113,669	234	3,255	118,921	277,580	–	115,077
1.50%	33,178	21,676	–	562	52,694	74,540	24,517	38,259
1.55%	107,949	113,916	422	4,690	152,851	272,158	–	150,812
1.60%	48,751	32,464	327	4,391	93,576	129,582	11,097	72,827
1.65%	45,617	32,980	108	1,779	69,174	138,272	13,970	95,547
1.70%	20,110	13,888	543	2,309	21,950	55,344	–	25,520
1.75%	20,584	8,330	48	897	36,841	42,523	6,418	32,024
1.80%	11,223	10,039	120	37	25,922	40,635	8,742	37,260
1.85%	14,044	8,885	–	1,818	39,610	61,353	–	21,254
1.90%	6,670	4,628	–	237	15,424	15,544	3,750	8,548
1.95%	5,293	1,590	–	309	19,220	9,777	15,537	11,642
2.00%	7,228	9,563	49	1,289	15,587	31,538	144	12,781
2.05%	13,269	7,069	43	82	30,691	32,594	8,991	28,468
2.10%	3,690	1,317	–	679	17,260	3,634	9,463	2,070
2.15%	1,266	1,748	–	64	4,014	3,804	987	619
2.20%	5,200	2,006	–	984	16,128	5,805	8,322	1,783
2.25%	1,011	875	363	276	265	18,912	–	1,287
2.30%	128	5,164	–	–	1,577	697	–	446
2.35%	47	35	–	–	367	104	104	–
2.40%	–	12,854	–	–	3,085	2,584	–	1,439
2.45%	102	325	–	–	1,899	214	385	–
2.50%	–	–	–	–	989	455	5,159	11
2.55%	–	1,041	–	–	188	479	–	666
2.60%	–	–	–	–	4,155	–	3,228	–
2.65%	13	346	–	–	89	64	–	97
2.70%	–	–	–	–	–	115	–	167
2.85%	–	–	–	–	–	–	–	14

Totals	$2,148,361	2,029,354	22,218	91,520	2,818,131	4,757,124	120,814	2,285,020

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	OppGlSecS	OppHighInc	OppHighIncS	OppMSt	OppMStS	OppMStSCap	OppMStSCapS	OppMidCap
0.95%	$–	1,438	–	807,896	–	8,312	–	521,919
1.00%	–	397	–	373,841	–	1,799	–	242,535
1.05%	–	143	–	66,382	–	209	–	43,708
1.10%	–	213	–	213,959	–	1,192	–	169,244
1.15%	–	232	–	103,288	–	324	–	65,472
1.20%	–	7,681	–	480,667	–	5,249	–	258,156
1.25%	–	23	2,276	79,988	–	616	2,341	50,733
1.30%	–	208	–	97,039	–	507	–	47,203
1.35%	–	168	–	113,769	–	741	–	40,838
1.40%	–	1,085	–	649,408	–	3,479	–	334,862
1.45%	–	271	–	339,170	–	1,808	–	203,631
1.50%	15,324	68	–	83,902	25,962	243	–	36,565
1.55%	–	1,131	–	244,364	–	1,081	–	78,728
1.60%	11,091	430	–	109,432	7,899	730	–	40,266
1.65%	8,090	60	–	85,307	45,465	163	–	65,340
1.70%	–	36	–	26,922	–	957	–	31,046
1.75%	8,286	–	–	36,964	10,269	102	–	9,698
1.80%	6,729	–	–	49,336	2,620	54	–	14,627
1.85%	–	–	–	37,358	–	330	–	22,234
1.90%	2,575	–	–	8,143	3,077	18	–	5,478
1.95%	16,799	–	–	10,069	9,628	106	–	7,205
2.00%	570	34	–	18,140	1,283	135	–	7,609
2.05%	14,513	–	–	14,273	12,902	–	–	6,863
2.10%	16,646	–	–	3,414	21,280	35	–	2,264
2.15%	1,385	–	–	3,929	588	54	–	265
2.20%	17,150	–	–	6,398	13,062	31	–	3,637
2.25%	–	–	–	2,338	–	31	–	445
2.30%	–	86	–	360	–	–	–	98
2.35%	917	–	–	179	530	–	–	4
2.40%	–	–	–	1,330	–	–	–	–
2.45%	2,073	–	–	116	874	–	–	–
2.50%	694	–	–	405	41	–	–	137
2.55%	–	–	–	–	–	–	–	–
2.60%	801	–	–	603	1,283	–	–	88
2.65%	–	–	–	65	–	–	–	11
2.70%	–	–	–	–	–	–	–	208
2.85%	–	–	–	–	–	–	–	–

Totals	$123,643	13,704	2,276	4,068,754	156,763	28,306	2,341	2,311,117

	OppStratBdS	PVITRealRet	PVITTotRet	PVTGroInc	RCFMicroCap	SBLGlob	SBLMidCapGr	SBLAsAlloc
0.95%	$–	1,552	437	–	92	–	5	237
1.00%	–	101	23	–	23	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	–	1,361	413	–	292	381	69	106
1.15%	–	273	9	–	30	117	38	1
1.20%	–	–	–	–	33	–	13	–
1.25%	–	–	–	460	–	–	–	15
1.30%	–	47	10	–	–	–	–	–
1.35%	–	–	–	–	–	–	–	–
1.40%	–	–	–	–	–	–	–	–
1.45%	–	–	–	–	–	–	–	–
1.50%	14,356	–	–	–	–	–	–	–
1.55%	–	–	–	–	–	–	–	–
1.60%	8,348	–	–	–	–	–	–	–
1.65%	14,877	–	–	–	–	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	6,339	–	–	–	–	–	–	–
1.80%	1,448	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	2,191	–	–	–	–	–	–	–
1.95%	16,439	–	–	–	–	–	–	–
2.00%	69	–	–	–	–	–	–	–
2.05%	4,840	–	–	–	–	–	–	–
2.10%	7,337	–	–	–	–	–	–	–
2.15%	1,192	–	–	–	–	–	–	–
2.20%	4,069	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	OppStratBdS	PVITRealRet	PVITTotRet	PVTGroInc	RCFMicroCap	SBLGlob	SBLMidCapGr	SBLAsAlloc
2.35%	471	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	1,912	–	–	–	–	–	–	–
2.50%	144	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	742	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$84,774	3,334	892	460	470	498	125	359

	SBLEqInc	SBLHighYld	SBLSmCapVal	SBLMidCapVal	SBLSmCapGr	SBLSel25	TRoeBlChip2	TRowEqInc2
0.95%	$31	1,032	–	207	–	–	34,014	13,435
1.00%	80	140	–	40	–	–	253	6,561
1.05%	–	–	–	–	–	–	99	768
1.10%	377	873	239	926	–	40	449	2,598
1.15%	89	208	203	389	2	–	177	899
1.20%	–	–	276	233	–	–	7,269	6,309
1.25%	–	–	–	22	–	22	1,166	4,996
1.30%	–	52	–	–	–	–	25	566
1.35%	–	–	–	–	–	–	52	1,068
1.40%	–	–	–	–	–	–	9,751	27,960
1.45%	–	–	–	–	–	–	547	2,345
1.50%	–	–	–	–	–	–	261	529
1.55%	–	–	–	–	–	–	654	1,202
1.60%	–	–	–	–	–	–	1,312	1,851
1.65%	–	–	–	–	–	–	282	601
1.70%	–	–	–	–	–	–	246	256
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	3	98
1.85%	–	–	–	–	–	–	278	1,977
1.90%	–	–	–	–	–	–	17	31
1.95%	–	–	–	–	–	–	46	–
2.00%	–	–	–	–	–	–	–	193
2.05%	–	–	–	–	–	–	27	–
2.10%	–	–	–	–	–	–	–	–
2.15%	–	–	–	–	–	–	–	53
2.20%	–	–	–	–	–	–	57	31
2.25%	–	–	–	–	–	–	779	5,860
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$577	2,305	718	1,817	2	62	57,764	80,187

	TRowLtdTBd2	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKCorPlus	VKCorPlus2	VKEmMkt
0.95%	$5,886	88,691	142,250	144,700	127,735	2,405	–	98,790
1.00%	309	47,028	62,308	69,181	29,621	1,217	–	32,104
1.05%	1	6,492	8,253	8,336	5,801	132	–	6,017
1.10%	63	14,065	19,588	20,530	17,844	604	–	16,905
1.15%	–	7,012	6,598	14,713	6,540	268	–	8,236
1.20%	1,810	61,936	70,885	101,746	52,624	1,797	–	45,100
1.25%	590	5,822	8,933	3,735	6,326	437	459	9,412
1.30%	70	10,233	8,519	17,732	2,874	259	–	4,209
1.35%	40	8,058	11,193	15,298	6,548	672	–	8,370
1.40%	2,700	63,246	70,029	84,534	43,393	2,332	–	43,854
1.45%	1,384	35,621	30,612	66,883	18,630	945	–	13,484
1.50%	373	1,931	8,108	6,203	1,883	58	1,777	5,524
1.55%	131	12,553	9,564	19,948	12,862	1,332	–	22,161
1.60%	696	6,389	6,869	6,901	3,740	210	733	20,226
1.65%	436	4,987	9,225	9,748	4,898	295	1,634	7,437
1.70%	–	2,070	1,536	3,063	1,437	705	–	2,426

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	TRowLtdTBd2	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKCorPlus	VKCorPlus2	VKEmMkt
1.75%	377	4,299	2,770	569	363	182	1,026	8,090
1.80%	11	1,391	3,029	4,667	2,010	31	77	2,242
1.85%	474	4,051	1,058	6,531	1,877	166	–	3,944
1.90%	–	1,036	3,535	3,054	1,573	45	879	2,926
1.95%	–	397	620	2,073	–	–	784	177
2.00%	–	771	2,810	4,763	812	20	–	2,985
2.05%	–	147	1,628	1,868	1,024	–	303	4,099
2.10%	–	309	435	413	–	18	860	195
2.15%	–	292	253	599	152	75	–	627
2.20%	–	264	787	1,363	66	–	414	1,630
2.25%	3,241	17	–	154	–	–	1,898	–
2.30%	–	277	16	2,927	20	–	–	22
2.35%	–	–	–	–	–	–	203	–
2.40%	–	688	–	1,806	–	–	–	775
2.45%	–	–	–	–	–	–	61	–
2.50%	–	–	–	–	–	–	820	–
2.55%	–	49	–	140	–	–	–	–
2.60%	–	–	–	–	–	–	405	–
2.65%	–	2	–	4	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$18,592	390,124	491,411	624,182	350,653	14,205	12,333	371,967

	VKMidCapG	VKUSRealEst	VKCom2	VKStrGr2	VicDivrStk	WRAsStrat	WRBal	WRBond
0.95%	$59,405	1,005,929	–	–	4,629	336,900	183,620	177,157
1.00%	22,297	324,802	–	–	3,476	5,212	2,413	2,884
1.05%	3,960	59,000	–	–	319	3,863	2,317	3,899
1.10%	15,461	226,535	–	–	16,399	451,392	170,012	171,819
1.15%	10,274	121,049	–	–	5,138	219,212	103,700	73,360
1.20%	67,564	495,436	–	–	29,170	17,104	6,872	7,863
1.25%	8,003	65,113	–	–	5,345	31,130	18,913	12,616
1.30%	5,648	67,507	–	–	828	4,100	1,934	2,248
1.35%	17,301	95,255	–	–	410	14,476	4,896	4,391
1.40%	55,422	686,165	–	–	12,158	652,780	289,461	298,660
1.45%	27,491	207,484	–	–	69,285	103,082	38,101	25,919
1.50%	15,503	73,434	47,780	5,958	1,107	26,871	7,596	14,220
1.55%	20,307	328,730	–	–	39,401	556,245	216,013	194,737
1.60%	6,425	147,970	24,449	3,681	8,978	255,123	97,012	89,021
1.65%	29,094	95,006	47,889	2,519	2,908	43,951	19,012	14,387
1.70%	2,678	30,686	–	–	3,383	29,783	17,222	20,350
1.75%	9,169	53,554	19,059	3,426	9,952	5,832	9,803	4,106
1.80%	5,203	34,253	7,617	2,673	689	20,622	12,903	6,555
1.85%	7,101	52,625	–	–	1,513	90,621	24,997	26,488
1.90%	848	16,946	11,427	2,250	232	14,461	7,183	4,987
1.95%	1,537	30,419	48,938	6,888	–	18,004	8,747	14,514
2.00%	6,551	36,745	1,407	923	451	42,905	17,282	11,298
2.05%	4,230	44,232	35,502	6,622	5,992	16,907	8,139	5,301
2.10%	953	27,706	50,184	6,325	–	5,095	2,756	565
2.15%	3,139	10,132	5,179	656	4,903	3,203	283	18
2.20%	2,463	30,678	34,005	6,821	–	195	183	275
2.25%	503	4,431	–	–	–	3,699	1,632	3,325
2.30%	4,216	8,852	–	–	–	662	428	415
2.35%	–	1,595	3,039	400	–	–	–	–
2.40%	12,387	21,198	–	–	–	12,857	2,018	32
2.45%	–	5,179	3,116	938	–	2,231	–	6,463
2.50%	–	1,813	3,281	495	–	24	–	–
2.55%	1,351	1,778	–	–	–	–	–	–
2.60%	–	3,631	9,829	80	–	–	–	–
2.65%	255	746	–	–	–	–	–	–
2.70%	–	278	–	–	–	–	–	–
2.85%	–	21	–	–	–	–	–	–

Totals	$426,739	4,416,913	352,701	50,655	226,666	2,988,542	1,275,448	1,197,873

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	WRCoreEq	WRDivInc	WREnergy	WRGlNatRes	WRGrowth	WRHiInc	WRIntlGr	WRIntVal
0.95%	$406,673	39,375	1,115	33,211	456,653	144,722	98,367	30,487
1.00%	5,870	78	–	342	6,744	766	490	128
1.05%	5,899	397	–	142	6,006	2,778	1,417	611
1.10%	483,414	47,177	2,227	62,928	542,843	185,182	128,788	59,577
1.15%	194,800	25,016	1,410	28,774	252,220	87,531	59,252	24,164
1.20%	13,661	878	32	1,885	17,502	5,984	4,057	1,794
1.25%	35,124	3,174	12	5,757	37,581	14,900	6,405	3,354
1.30%	3,902	581	4	587	5,713	1,078	229	401
1.35%	16,502	1,271	78	1,514	17,250	3,570	1,875	2,789
1.40%	854,049	67,542	1,789	104,256	938,001	211,177	253,901	100,907
1.45%	110,673	9,842	923	10,334	135,198	21,143	25,226	9,018
1.50%	23,690	3,537	86	2,107	29,552	9,038	9,072	3,575
1.55%	586,406	55,257	2,873	108,072	605,713	158,344	169,831	72,499
1.60%	281,342	29,034	412	26,098	312,415	86,281	95,185	31,502
1.65%	66,397	6,524	–	2,288	79,014	9,311	12,016	2,005
1.70%	35,641	4,513	70	6,395	40,929	12,305	9,854	3,230
1.75%	6,815	504	–	651	13,575	5,822	1,672	481
1.80%	29,551	2,263	21	4,415	32,009	5,974	9,156	1,071
1.85%	80,686	6,417	604	18,059	86,707	19,717	19,763	8,087
1.90%	21,200	1,462	201	600	19,950	3,545	3,435	481
1.95%	41,789	531	–	3,787	39,733	13,730	13,502	534
2.00%	50,674	4,065	691	10,218	57,206	10,646	22,486	4,412
2.05%	18,854	590	–	2,348	24,608	6,026	3,223	1,065
2.10%	8,256	170	–	289	8,794	2,266	1,119	145
2.15%	655	76	5	1,420	2,522	–	290	24
2.20%	496	–	–	62	58	74	–	–
2.25%	10,668	33	22	1,629	8,389	1,999	5,616	1,283
2.30%	2,234	–	–	188	5,930	166	1,098	–
2.35%	–	–	–	–	–	–	–	–
2.40%	2,580	–	–	1,694	2,557	–	540	–
2.45%	72	–	–	–	–	63	87	–
2.50%	22	–	–	24	15	23	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$3,398,595	310,307	12,575	440,074	3,785,387	1,024,161	957,952	363,624

	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCapGr
0.95%	$70,639	7,095	11,182	45,739	8,409	19,847	190,756	215,467
1.00%	1,566	44	111	851	48	487	458	1,068
1.05%	1,790	144	547	1,454	352	160	2,804	2,993
1.10%	68,556	16,535	17,117	33,999	17,931	42,359	250,943	280,862
1.15%	40,935	5,065	9,126	18,124	4,480	18,809	94,102	125,356
1.20%	3,015	617	952	1,101	609	670	9,858	10,345
1.25%	3,782	246	491	3,793	1,210	2,120	8,869	14,159
1.30%	2,210	395	58	570	161	347	876	941
1.35%	1,638	541	399	1,880	498	2,123	8,722	12,082
1.40%	130,946	14,632	20,633	94,075	27,407	57,295	398,218	488,591
1.45%	14,625	3,514	2,153	22,551	1,404	7,433	31,124	34,662
1.50%	5,797	622	351	5,166	1,197	2,305	15,194	17,452
1.55%	60,809	16,726	23,220	53,712	21,460	81,381	336,941	373,203
1.60%	46,611	6,701	8,934	36,101	4,547	26,737	154,887	169,431
1.65%	7,459	617	2,576	7,116	1,303	2,077	14,204	18,238
1.70%	5,802	150	769	5,525	204	1,135	12,151	20,242
1.75%	1,680	373	289	770	98	138	3,848	1,717
1.80%	4,855	128	1,503	3,383	1,298	3,019	12,707	14,947
1.85%	18,642	2,231	4,231	9,721	2,585	7,642	48,124	50,617
1.90%	2,320	128	706	4,384	195	202	5,697	6,033
1.95%	2,164	125	785	2,007	86	294	25,073	21,045
2.00%	10,261	1,745	968	11,417	457	4,114	21,831	32,145
2.05%	3,069	651	253	949	–	1,403	10,714	6,150
2.10%	2,218	–	1,508	675	–	243	1,632	2,520
2.15%	119	–	112	558	–	75	630	1,027
2.20%	60	44	–	144	–	–	38	101
2.25%	4,831	–	–	4,023	–	1,373	2,913	5,802
2.30%	597	–	145	468	–	–	690	1,220

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCapGr
2.35%	–	–	–	–	–	–	–	–
2.40%	279	–	–	297	–	–	2,336	1,996
2.45%	99	–	–	–	–	–	1,077	81
2.50%	–	–	12	–	12	21	7	12
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$517,374	79,069	109,131	370,553	95,951	283,809	1,667,424	1,930,505

	WRSmCpVal	WRValue	WFOpp
0.95%	$14,167	175,908	406,328
1.00%	–	288	73,485
1.05%	289	2,640	17,334
1.10%	28,339	286,601	160,386
1.15%	10,168	122,293	101,209
1.20%	964	7,376	354,713
1.25%	3,259	19,045	44,810
1.30%	43	3,883	46,004
1.35%	1,133	11,036	78,816
1.40%	28,963	339,474	388,084
1.45%	5,184	50,336	111,953
1.50%	2,330	15,580	39,423
1.55%	37,890	294,105	178,294
1.60%	20,043	179,566	79,063
1.65%	1,250	32,375	77,881
1.70%	666	13,075	36,745
1.75%	545	4,983	32,106
1.80%	1,354	18,071	44,697
1.85%	2,382	51,698	23,941
1.90%	46	6,390	4,967
1.95%	406	26,290	11,577
2.00%	1,652	33,682	15,867
2.05%	1,055	17,290	24,500
2.10%	–	2,223	4,349
2.15%	166	253	3,832
2.20%	–	314	4,941
2.25%	–	3,071	1,331
2.30%	–	999	469
2.35%	–	–	–
2.40%	–	2,628	1,895
2.45%	–	1,151	–
2.50%	–	–	630
2.55%	–	–	791
2.60%	–	–	1,398
2.65%	–	–	77
2.70%	–	–	216
2.85%	–	–	–

Totals	$162,294	1,722,624	2,372,112

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $126,751,905 and $101,078,369, respectively, and total transfers from the Account to the fixed account were $85,142,280 and $91,794,057, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $102 and $21,186 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $8,580,538 and $13,325,092 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2006. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AIM Variable Insurance Funds – AIM V.I. Basic Balanced Fund – Series I
2006	0.95% to 2.05%	67,132	$ 11.54 to 10.91	$ 759,789	1.91%	9.51% to 8.33%
2005	0.95% to 2.05%	72,175	10.54 to 10.07	749,591	1.43%	4.29% to 3.16%
2004	0.95% to 2.05%	75,617	10.11 to 9.76	755,714	1.41%	6.50% to 5.37%
2003	0.95% to 2.05%	78,940	9.49 to 9.26	743,430	2.46%	15.26% to 13.96%
2002	0.95% to 1.55%	45,020	8.18 to 8.24	369,841	5.12%	-18.39% to -17.89%

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II
2006	0.95% to 2.60%	788,633	10.67 to 11.91	9,603,590	0.13%	6.66% to 10.01%	(a)
2005	1.50% to 2.60%	723,691	11.28 to 10.82	8,064,422	0.00%	3.85% to 2.69%
2004	1.50% to 2.60%	771,896	10.86 to 10.54	8,311,060	0.00%	9.18% to 7.96%
2003	1.50% to 2.60%	741,502	9.95 to 9.76	7,338,132	0.00%	31.29% to 29.83%
2002	1.50% to 2.60%	298,956	7.52 to 7.58	2,260,202	0.00%	-24.80% to -24.23%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Blue Chip Fund – Series I
2005	0.95% to 2.05%	49,836	9.64 to 9.20	473,443	0.58%	2.52% to 1.40%
2004	0.95% to 2.05%	50,444	9.40 to 9.08	469,043	0.12%	3.68% to 2.58%
2003	0.95% to 2.05%	40,180	9.07 to 8.85	360,974	0.00%	23.96% to 22.55%
2002	0.95% to 1.55%	21,069	7.27 to 7.32	153,752	0.00%	-27.31% to -26.86%

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I
2006	0.95% to 1.75%	16,225	11.88 to 7.81	189,293	0.06%	5.29% to 4.49%
2005	0.95% to 1.75%	16,471	11.28 to 7.47	182,226	0.06%	7.81% to 6.97%
2004	0.95% to 1.75%	17,219	10.46 to 6.98	177,635	0.00%	5.61% to 4.83%
2003	0.95% to 1.75%	11,432	9.91 to 6.66	111,852	0.00%	28.29% to 27.23%
2002	0.95% to 1.10%	3,915	7.71 to 7.72	30,215	0.00%	-25.19% to -25.08%

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II
2006	0.95% to 2.60%	157,478	9.90 to 11.21	1,783,140	0.00%	-0.98% to 3.31%	(a)
2005	1.50% to 2.60%	135,164	11.30 to 10.85	1,507,567	0.00%	6.95% to 5.76%
2004	1.50% to 2.60%	155,396	10.57 to 10.26	1,626,691	0.00%	4.74% to 3.57%
2003	1.50% to 2.60%	173,419	10.09 to 9.90	1,739,753	0.00%	27.25% to 25.83%
2002	1.50% to 2.50%	62,716	7.88 to 7.93	495,921	0.00%	-21.25% to -20.71%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II
2006	0.95% to 2.60%	240,855	10.11 to 13.20	2,691,334	0.00%	1.05% to 13.24%	(a)
2005	1.50% to 2.45%	17,863	11.88 to 11.69	211,370	0.00%	7.63% to 6.60%
2004	1.50% to 2.05%	7,363	11.04 to 11.00	81,205	0.00%	10.37% to 9.96%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series I
2006	0.95% to 1.55%	46,417	13.34 to 12.93	605,844	0.86%	15.60% to 14.90%
2005	0.95% to 1.55%	13,069	11.54 to 11.26	147,684	1.40%	4.31% to 3.68%
2004	0.95% to 1.55%	15,351	11.07 to 10.86	167,088	1.01%	7.93% to 7.28%
2003	0.95% to 1.55%	14,504	10.25 to 10.12	147,046	1.27%	23.24% to 22.49%
2002	0.95% to 1.55%	7,344	8.26 to 8.32	60,743	0.72%	-16.89% to -16.39%

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series II
2006	1.50% to 2.60%	173,478	10.79 to 10.71	1,867,311	1.03%	7.89% to 7.08%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Global Health Care Fund – Series I
2006	1.10% to 1.15%	4,361	10.64 to 10.64	46,401	0.00%	6.40% to 6.40%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Global Real Estate Fund – Series I
2006	1.10% to 1.20%	8,689	12.85 to 12.85	111,654	1.88%	28.50% to 28.50%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM Variable Insurance Funds – AIM V.I. Large Cap Growth Fund – Series I
2006	0.95% to 2.05%	44,482	$ 10.24 to 10.16	$ 454,392	0.33%	2.37% to 10.45%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Premier Equity Fund – Series I
2005	0.95% to 1.55%	46,399	9.48 to 9.24	432,685	0.80%	4.65% to 4.02%
2004	0.95% to 1.55%	51,837	9.05 to 8.88	463,546	0.47%	4.77% to 4.13%
2003	0.95% to 1.55%	49,765	8.64 to 8.53	426,173	0.32%	23.89% to 23.14%
2002	0.95% to 1.55%	46,242	6.93 to 6.98	321,013	0.78%	-31.34% to -30.92%

AIM Variable Insurance Funds – AIM V.I. Premier Equity Fund – Series II
2005	1.50% to 2.60%	172,536	10.20 to 9.79	1,737,652	0.59%	3.79% to 2.63%
2004	1.50% to 2.60%	195,246	9.83 to 9.54	1,901,148	0.32%	3.91% to 2.75%
2003	1.50% to 2.60%	191,437	9.46 to 9.28	1,800,438	0.32%	22.96% to 21.59%
2002	1.50% to 2.45%	75,225	7.64 to 7.69	576,910	0.61%	-23.57% to -23.07%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class B
2006	1.50% to 2.60%	310,719	13.33 to 12.65	4,080,190	1.16%	15.23% to 13.95%
2005	1.50% to 2.60%	372,816	11.57 to 11.11	4,263,859	1.26%	3.03% to 1.88%
2004	1.50% to 2.60%	416,687	11.23 to 10.90	4,641,616	0.76%	9.55% to 8.33%
2003	1.50% to 2.60%	371,825	10.25 to 10.06	3,793,585	0.79%	30.20% to 28.75%
2002	1.50% to 2.60%	82,504	7.81 to 7.87	647,929	0.00%	-21.85% to -21.26%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – Large Cap Growth Portfolio – Class B
2006	1.50% to 2.60%	309,329	11.23 to 10.66	3,426,400	0.00%	-2.13% to -3.22%
2005	1.50% to 2.60%	364,109	11.48 to 11.01	4,135,843	0.00%	13.13% to 11.87%
2004	1.50% to 2.60%	400,843	10.14 to 9.85	4,033,313	0.00%	6.72% to 5.53%
2003	1.50% to 2.60%	414,836	9.51 to 9.33	3,923,210	0.00%	21.52% to 20.16%
2002	1.50% to 2.60%	126,001	7.76 to 7.82	983,078	0.00%	-22.36% to -21.77%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class B
2006	1.50% to 2.60%	386,718	15.88 to 15.07	6,042,234	0.23%	12.49% to 11.24%
2005	1.50% to 2.60%	411,436	14.12 to 13.55	5,735,857	0.55%	5.04% to 3.87%
2004	1.50% to 2.60%	485,953	13.44 to 13.05	6,469,324	0.08%	17.29% to 15.98%
2003	1.50% to 2.60%	498,772	11.46 to 11.25	5,681,552	0.55%	38.78% to 37.23%
2002	1.50% to 2.60%	153,160	8.20 to 8.26	1,261,226	0.00%	-18.04% to -17.42%	(a) (b)

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.95% to 2.70%	12,795,441	16.92 to 11.09	204,032,784	1.87%	15.98% to 13.98%
2005	0.95% to 2.70%	16,105,305	14.59 to 9.73	222,580,367	2.05%	3.64% to 1.86%
2004	0.95% to 2.70%	18,762,735	14.07 to 9.55	251,068,433	1.42%	11.92% to 10.03%
2003	0.95% to 2.70%	20,993,443	12.58 to 8.68	251,721,267	1.19%	28.13% to 25.85%
2002	0.95% to 2.25%	20,008,742	6.71 to 9.81	188,588,661	1.10%	-21.61% to -20.14%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class II
2006	1.50% to 2.60%	300,974	13.70 to 13.00	4,049,472	1.46%	15.07% to 13.79%
2005	1.50% to 2.60%	410,337	11.91 to 11.43	4,825,948	1.76%	2.95% to 1.81%
2004	1.50% to 2.60%	453,009	11.57 to 11.22	5,192,683	1.13%	10.89% to 9.65%
2003	1.50% to 2.60%	440,628	10.43 to 10.24	4,569,235	0.91%	27.25% to 25.83%
2002	1.50% to 2.60%	157,252	8.13 to 8.20	1,284,778	0.00%	-18.65% to -18.04%	(a) (b)

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II
2006	0.95% to 2.45%	4,707,380	10.88 to 10.29	50,948,708	3.29%	0.62% to -0.89%
2005	0.95% to 2.45%	6,256,324	10.82 to 10.38	67,454,314	4.79%	0.60% to -0.92%
2004	0.95% to 2.60%	5,298,678	10.75 to 10.45	56,958,290	3.57%	4.81% to 3.06%
2003	0.95% to 2.25%	1,685,537	10.26 to 10.33	17,335,412	1.22%	2.58% to 1.69%	(a) (b)

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.95% to 2.30%	6,064,805	17.14 to 12.55	100,851,481	1.67%	23.84% to 22.26%
2005	0.95% to 2.30%	7,696,317	13.84 to 10.26	103,644,925	1.18%	12.18% to 10.72%
2004	0.95% to 2.30%	9,350,630	12.34 to 9.27	112,520,318	0.55%	13.83% to 12.37%
2003	0.95% to 2.30%	10,982,643	10.84 to 8.25	116,204,136	0.73%	23.33% to 21.60%
2002	0.95% to 2.20%	13,652,082	6.70 to 8.88	117,330,400	0.94%	-22.38% to -21.13%

American Century Variable Portfolios, Inc. – International Fund – Class III
2006	0.95% to 2.40%	4,778,927	15.73 to 14.70	74,273,751	1.66%	23.84% to 22.14%
2005	0.95% to 2.60%	5,518,253	12.70 to 11.95	69,436,041	1.13%	12.03% to 10.23%
2004	0.95% to 2.60%	5,939,570	11.34 to 10.84	66,874,494	0.57%	13.99% to 12.18%
2003	0.95% to 2.60%	5,738,677	9.94 to 9.66	56,813,017	0.67%	23.33% to 21.23%
2002	0.95% to 2.25%	4,339,185	7.97 to 8.06	34,923,433	0.00%	-20.30% to -19.36%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I
2006	0.95% to 2.10%	710,275	$ 11.08 to 13.16	$8,181,606	1.17%	10.83% to 10.02%	(a) (b)

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class II
2006	1.25% to 2.25%	8,750	13.31 to 13.09	115,621	0.63%	18.73% to 17.53%
2005	1.25% to 2.25%	4,747	11.21 to 11.14	53,154	1.38%	12.13% to 11.38%	(a) (b)

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.95% to 2.60%	1,154,945	10.50 to 9.71	11,969,379	0.00%	-4.19% to 5.79%
2005	0.95% to 2.60%	1,997,032	10.96 to 10.31	21,677,939	0.00%	1.20% to -0.46%
2004	0.95% to 2.60%	1,635,491	10.83 to 10.36	17,586,065	0.00%	9.62% to 7.87%
2003	0.95% to 2.70%	1,599,480	9.88 to 9.59	15,711,387	0.00%	23.71% to 21.51%
2002	0.95% to 2.25%	427,070	7.89 to 7.99	3,401,279	0.45%	-21.11% to -20.13%	(a) (b)

American Century Variable Portfolios, Inc. – Ultra® Fund – Class II
2006	1.50% to 2.60%	188,556	10.16 to 9.64	1,888,473	0.00%	-4.83% to -5.89%
2005	1.50% to 2.60%	281,896	10.68 to 10.25	2,984,012	0.00%	0.45% to -0.67%
2004	1.50% to 2.60%	314,693	10.63 to 10.32	3,322,592	0.00%	8.93% to 7.72%
2003	1.50% to 2.60%	318,356	9.76 to 9.58	3,093,529	0.00%	22.93% to 21.55%
2002	1.50% to 2.60%	84,098	7.88 to 7.94	665,893	0.15%	-21.20% to -20.61%	(a) (b)

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.95% to 2.65%	24,152,492	21.02 to 17.29	511,945,824	1.37%	17.53% to 15.57%
2005	0.95% to 2.65%	28,163,939	17.88 to 14.96	508,897,035	0.89%	4.04% to 2.30%
2004	0.95% to 2.65%	31,066,593	17.19 to 14.62	540,444,037	0.98%	13.25% to 11.41%
2003	0.95% to 2.65%	31,663,303	15.18 to 13.13	487,322,945	0.94%	27.73% to 25.55%
2002	0.95% to 2.25%	30,662,966	9.53 to 12.65	370,626,062	0.88%	-14.98% to -13.45%

American Century Variable Portfolios, Inc. – Value Fund – Class II
2006	1.50% to 2.60%	597,711	14.82 to 14.06	8,726,674	1.17%	16.69% to 15.39%
2005	1.50% to 2.60%	718,655	12.70 to 12.19	9,030,848	0.71%	3.29% to 2.14%
2004	1.50% to 2.60%	736,549	12.29 to 11.93	8,984,780	0.83%	12.46% to 11.21%
2003	1.50% to 2.60%	732,705	10.93 to 10.73	7,970,560	0.67%	26.88% to 25.47%
2002	1.50% to 2.60%	276,263	8.55 to 8.62	2,374,430	0.00%	-14.48% to -13.84%	(a) (b)

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I
2006	0.95% to 1.65%	46,824	9.57 to 9.52	465,527	0.00%	-4.34% to -4.79%	(a) (b)

American Century Variable Portfolios, Inc. – VistaSM Fund – Class II
2006	1.25% to 2.25%	1,368	12.21 to 12.01	16,525	0.00%	7.52% to 6.43%
2005	1.25% to 2.25%	1,310	11.36 to 11.28	14,808	0.00%	13.61% to 12.84%	(a) (b)

BB&T Variable Insurance Funds – BB&T VIF Capital Manager Equity Fund
2006	0.95% to 1.75%	167,149	13.27 to 12.75	2,170,620	1.06%	14.63% to 13.76%
2005	0.95% to 1.75%	173,891	11.58 to 11.20	1,977,946	1.46%	5.76% to 4.95%
2004	0.95% to 1.75%	179,516	10.95 to 10.68	1,938,845	0.76%	10.85% to 10.03%
2003	0.95% to 1.75%	160,093	9.88 to 9.70	1,566,829	0.39%	24.28% to 23.25%
2002	0.95% to 1.70%	141,508	7.88 to 7.95	1,118,486	0.32%	-22.59% to -22.00%

BB&T Variable Insurance Funds – BB&T VIF Large Cap
2006	0.95% to 2.00%	325,009	14.13 to 13.40	4,521,052	1.32%	20.13% to 18.93%
2005	0.95% to 2.00%	340,929	11.76 to 11.26	3,959,805	1.89%	5.89% to 4.82%
2004	0.95% to 2.00%	357,885	11.11 to 10.75	3,937,384	1.79%	12.10% to 11.00%
2003	0.95% to 2.00%	322,683	9.91 to 9.68	3,177,031	1.93%	22.45% to 21.11%
2002	0.95% to 1.70%	173,232	8.02 to 8.09	1,397,651	1.85%	-21.01% to -20.41%

BB&T Variable Insurance Funds – BB&T VIF Large Cap Growth
2006	0.95% to 2.00%	170,035	9.79 to 9.27	1,627,561	0.47%	3.10% to 2.03%
2005	0.95% to 2.05%	181,917	9.50 to 9.07	1,696,640	0.38%	0.92% to -0.18%
2004	0.95% to 2.05%	203,835	9.41 to 9.08	1,889,640	0.44%	4.62% to 3.52%
2003	0.95% to 2.05%	186,382	9.00 to 8.77	1,658,565	0.00%	26.81% to 25.36%
2002	0.95% to 1.70%	106,392	7.02 to 7.09	750,507	0.00%	-31.82% to -31.13%

BB&T Variable Insurance Funds – BB&T VIF Mid Cap Growth Fund
2006	0.95% to 2.05%	212,034	15.12 to 14.31	3,142,013	0.43%	2.28% to 1.21%
2005	0.95% to 2.05%	221,842	14.78 to 14.14	3,227,954	0.00%	13.30% to 12.12%
2004	0.95% to 2.05%	232,570	13.05 to 12.61	2,998,507	0.00%	16.08% to 14.89%
2003	0.95% to 2.05%	183,955	11.24 to 10.98	2,052,428	0.00%	35.27% to 33.75%
2002	0.95% to 1.65%	126,777	8.22 to 8.31	1,048,811	0.00%	-21.50% to -20.76%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Credit Suisse Trust – Global Small Cap Portfolio
2006	0.95% to 1.30%	225,532	$13.74 to 16.36	$3,141,525	0.00%	12.13% to 11.74%
2005	0.95% to 1.40%	303,526	12.25 to 14.65	3,775,401	0.00%	15.04% to 14.52%
2004	0.95% to 1.65%	369,551	10.65 to 12.59	3,985,920	0.00%	16.87% to 16.04%
2003	0.95% to 1.65%	447,652	9.11 to 10.85	4,142,199	0.00%	46.26% to 45.22%
2002	0.95% to 1.65%	572,102	6.20 to 7.65	3,626,422	0.00%	-35.25% to -34.78%

Credit Suisse Trust – International Focus Portfolio
2006	0.95% to 1.65%	566,655	13.77 to 15.21	7,848,707	0.97%	17.53% to 16.70%
2005	0.95% to 1.65%	722,518	11.71 to 13.03	8,518,004	0.84%	16.33% to 15.51%
2004	0.95% to 1.65%	921,733	10.07 to 11.28	9,327,288	0.93%	13.65% to 12.85%
2003	0.95% to 1.65%	1,056,590	8.86 to 10.00	9,407,868	0.43%	31.83% to 30.90%
2002	0.95% to 1.65%	1,294,997	6.69 to 7.82	8,745,981	0.00%	-21.23% to -20.67%

Credit Suisse Trust – Large Cap Value Portfolio
2006	0.95% to 2.30%	791,274	17.25 to 13.34	13,592,744	0.87%	18.22% to 16.67%
2005	0.95% to 2.30%	993,748	14.59 to 11.44	14,454,274	0.75%	7.12% to 5.72%
2004	0.95% to 2.30%	1,103,928	13.62 to 10.82	15,004,067	0.52%	10.29% to 8.86%
2003	0.95% to 2.30%	1,221,166	12.35 to 9.94	15,061,157	0.70%	23.98% to 22.24%
2002	0.95% to 1.85%	1,401,028	7.47 to 10.22	13,953,162	0.91%	-24.91% to -23.83%

Dreyfus Investment Portfolios – Emerging Leaders Fund – Service Shares
2006	1.50% to 2.60%	101,828	13.75 to 13.05	1,376,470	0.00%	6.39% to 5.21%
2005	1.50% to 2.60%	121,394	12.93 to 12.40	1,548,272	0.00%	3.18% to 2.03%
2004	1.50% to 2.60%	126,077	12.53 to 12.16	1,562,984	0.00%	12.48% to 11.22%
2003	1.50% to 2.60%	122,126	11.14 to 10.93	1,350,550	0.00%	44.96% to 43.34%
2002	1.50% to 2.35%	38,847	7.64 to 7.68	297,477	0.00%	-23.62% to -23.17%	(a	) (b)

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.95% to 2.45%	3,827,015	15.12 to 14.11	57,168,985	0.46%	13.33% to 11.68%
2005	0.95% to 2.45%	4,740,947	13.35 to 12.63	62,677,695	0.00%	6.22% to 4.68%
2004	0.95% to 2.45%	5,300,317	12.57 to 12.07	66,154,517	0.43%	20.73% to 19.03%
2003	0.95% to 2.40%	3,945,170	10.41 to 10.15	40,884,829	0.25%	36.47% to 34.45%
2002	0.95% to 2.05%	1,223,668	7.55 to 7.63	9,310,674	0.28%	-24.49% to -23.74%	(a	) (b)

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.95% to 2.70%	8,426,635	11.64 to 7.66	94,920,399	0.11%	8.17% to 6.29%
2005	0.95% to 2.70%	10,565,350	10.76 to 7.21	110,388,147	0.00%	2.63% to 0.85%
2004	0.95% to 2.70%	13,226,882	10.49 to 7.14	134,949,800	0.38%	5.20% to 3.41%
2003	0.95% to 2.70%	14,356,877	9.97 to 6.91	139,619,825	0.11%	24.81% to 22.55%
2002	0.95% to 2.25%	15,948,771	5.41 to 7.99	124,666,691	0.20%	-30.97% to -29.62%

Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares, The
2006	1.50% to 2.60%	21,134	10.63 to 10.09	221,499	0.00%	7.33% to 6.13%
2005	1.50% to 2.60%	31,607	9.91 to 9.51	309,376	0.00%	1.81% to 0.67%
2004	1.50% to 2.60%	44,270	9.73 to 9.44	425,727	0.17%	4.35% to 3.19%
2003	1.50% to 2.60%	36,008	9.32 to 9.15	333,031	0.00%	23.87% to 22.49%
2002	1.50% to 2.60%	12,952	7.47 to 7.53	97,212	0.03%	-25.29% to -24.73%	(a	) (b)

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.95% to 2.65%	57,892,321	15.59 to 10.23	853,698,329	1.60%	14.40% to 12.49%
2005	0.95% to 2.65%	71,700,975	13.63 to 9.10	928,266,696	1.56%	3.70% to 1.96%
2004	0.95% to 2.65%	85,102,726	13.14 to 8.92	1,065,918,982	1.75%	9.59% to 7.79%
2003	0.95% to 2.65%	92,185,602	11.99 to 8.28	1,056,735,132	1.42%	27.15% to 24.95%
2002	0.95% to 2.25%	95,354,292	5.89 to 9.43	864,619,920	1.33%	-24.49% to -23.10%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.95% to 2.60%	8,535,184	15.85 to 10.48	127,178,838	1.60%	15.37% to 13.50%
2005	0.95% to 2.60%	10,849,045	13.74 to 9.23	140,981,903	0.02%	3.39% to 1.70%
2004	0.95% to 2.60%	12,838,264	13.29 to 9.08	162,001,508	1.58%	4.05% to 2.38%
2003	0.95% to 2.65%	14,368,474	12.77 to 8.84	174,630,642	1.38%	20.02% to 17.94%
2002	0.95% to 2.25%	14,518,204	7.04 to 10.64	147,581,762	1.12%	-18.97% to -17.51%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Service Shares
2006	1.50% to 2.60%	328,325	12.06 to 11.44	3,894,443	1.32%	14.47% to 13.20%
2005	1.50% to 2.60%	353,031	10.53 to 10.11	3,670,539	0.00%	2.56% to 1.42%
2004	1.50% to 2.60%	365,410	10.27 to 9.97	3,716,756	1.44%	3.22% to 2.07%
2003	1.50% to 2.60%	345,131	9.95 to 9.77	3,413,604	1.64%	19.02% to 17.69%
2002	1.50% to 2.50%	120,876	8.30 to 8.36	1,007,673	1.83%	-16.96% to -16.39%	(a	) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares
2006	0.95% to 1.85%	41,384	$13.24 to 11.35	$497,921	0.40%	2.79% to 1.88%
2005	0.95% to 1.85%	39,559	12.88 to 11.14	466,784	0.00%	4.80% to 3.88%
2004	0.95% to 1.85%	39,370	12.29 to 10.72	445,804	0.21%	10.28% to 9.37%
2003	0.95% to 1.85%	36,181	11.14 to 9.80	371,156	0.03%	30.44% to 29.23%
2002	0.95% to 1.40%	27,276	7.59 to 8.54	210,757	0.04%	-20.65% to -19.89%

Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares
2006	0.95% to 1.55%	27,160	18.88 to 18.30	503,070	1.40%	21.44% to 20.70%
2005	0.95% to 1.55%	29,758	15.55 to 15.16	455,973	0.00%	10.83% to 10.16%
2004	0.95% to 1.55%	31,294	14.03 to 13.76	434,279	1.08%	18.88% to 18.16%
2003	0.95% to 1.55%	32,213	11.80 to 11.65	377,382	1.47%	35.06% to 34.24%
2002	0.95% to 1.55%	8,057	8.68 to 8.74	70,197	1.70%	-13.59% to -13.06%

Federated Insurance Series – Federated American Leaders Fund II – Service Shares
2006	1.50% to 2.60%	49,357	12.91 to 12.25	626,940	1.32%	14.74% to 13.46%
2005	1.50% to 2.60%	58,134	11.25 to 10.80	644,442	1.25%	3.21% to 2.06%
2004	1.50% to 2.60%	67,408	10.90 to 10.58	727,827	1.23%	7.86% to 6.65%
2003	1.50% to 2.60%	62,971	10.11 to 9.92	632,955	0.90%	25.41% to 24.01%
2002	1.50% to 2.20%	16,666	8.02 to 8.06	134,110	0.00%	-19.78% to -19.40%	(a) (b)

Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares
2006	1.50% to 2.60%	94,849	11.97 to 11.36	1,115,659	0.53%	14.05% to 12.78%
2005	1.50% to 2.60%	101,179	10.49 to 10.07	1,048,079	0.82%	0.17% to -0.94%
2004	1.50% to 2.60%	121,303	10.47 to 10.16	1,258,078	0.49%	5.50% to 4.33%
2003	1.50% to 2.60%	127,784	9.93 to 9.74	1,260,625	0.35%	22.02% to 20.66%
2002	1.50% to 2.60%	54,725	8.08 to 8.14	444,085	0.00%	-19.25% to -18.64%	(a) (b)

Federated Insurance Series – Federated High Income Bond Fund II – Service Shares
2006	1.50% to 2.60%	381,404	13.71 to 13.01	5,132,472	8.12%	8.91% to 7.70%
2005	1.50% to 2.60%	429,576	12.59 to 12.08	5,327,276	8.31%	0.74% to -0.38%
2004	1.50% to 2.60%	501,358	12.50 to 12.13	6,200,535	7.42%	8.51% to 7.30%
2003	1.50% to 2.60%	594,118	11.52 to 11.30	6,802,892	4.65%	19.97% to 18.63%
2002	1.50% to 2.60%	118,039	9.53 to 9.60	1,130,291	0.00%	-4.71% to -3.99%	(a) (b)

Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares
2006	0.95% to 2.25%	113,120	10.33 to 10.24	1,166,083	0.00%	3.30% to 2.40%	(a) (b)

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.95% to 2.70%	19,923,851	13.69 to 11.87	265,905,915	4.23%	3.17% to 1.36%
2005	0.95% to 2.70%	24,642,363	13.27 to 11.71	319,956,654	3.84%	0.34% to -1.42%
2004	0.95% to 2.70%	27,791,514	13.22 to 11.87	360,649,435	4.24%	2.64% to 0.84%
2003	0.95% to 2.70%	33,400,483	12.88 to 11.78	423,435,511	3.57%	3.65% to 1.86%
2002	0.95% to 2.25%	33,983,812	11.56 to 12.43	416,870,120	2.89%	6.38% to 8.27%

Federated Insurance Series – Federated Quality Bond Fund II – Service Shares
2006	1.50% to 2.60%	826,174	11.38 to 10.80	9,261,610	3.83%	2.37% to 1.23%
2005	1.50% to 2.60%	906,385	11.12 to 10.67	9,961,595	3.57%	-0.52% to -1.63%
2004	1.50% to 2.60%	1,034,363	11.18 to 10.85	11,460,780	4.09%	1.77% to 0.63%
2003	1.50% to 2.60%	1,158,034	10.98 to 10.78	12,646,527	3.11%	2.87% to 1.72%
2002	1.50% to 2.60%	393,660	10.59 to 10.67	4,192,600	0.00%	5.95% to 6.74%	(a) (b)

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.95% to 2.65%	45,771,858	17.67 to 13.52	802,115,173	3.09%	18.94% to 16.97%
2005	0.95% to 2.65%	54,528,487	14.86 to 11.56	805,264,252	1.58%	4.76% to 3.00%
2004	0.95% to 2.65%	63,110,573	14.18 to 11.22	891,838,209	1.45%	10.32% to 8.52%
2003	0.95% to 2.65%	64,919,984	12.86 to 10.34	833,502,241	1.53%	28.98% to 26.76%
2002	0.95% to 2.25%	60,212,580	7.41 to 10.24	600,903,507	1.61%	-19.24% to -17.79%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2
2006	1.50% to 2.60%	1,257,321	14.10 to 13.38	17,476,446	2.90%	18.14% to 16.82%
2005	1.50% to 2.60%	1,326,705	11.94 to 11.46	15,660,964	1.46%	3.99% to 2.83%
2004	1.50% to 2.60%	1,470,503	11.48 to 11.14	16,742,355	1.39%	9.57% to 8.34%
2003	1.50% to 2.60%	1,453,838	10.48 to 10.28	15,156,305	0.93%	28.08% to 26.65%
2002	1.50% to 2.60%	443,769	8.12 to 8.18	3,622,751	0.00%	-18.80% to -18.19%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.95% to 2.65%	33,064,556	$13.91 to 8.42	$428,694,016	0.30%	5.72% to 3.95%
2005	0.95% to 2.65%	41,679,172	13.16 to 8.10	513,272,202	0.40%	4.67% to 2.90%
2004	0.95% to 2.65%	51,970,948	12.57 to 7.87	613,327,993	0.17%	2.28% to 0.59%
2003	0.95% to 2.65%	58,941,283	12.29 to 7.83	683,298,017	0.18%	31.52% to 29.22%
2002	0.95% to 2.20%	60,318,635	5.87 to 9.35	534,138,053	0.15%	-32.14% to -30.86%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2
2006	1.50% to 2.60%	544,353	10.76 to 10.21	5,765,569	0.16%	4.98% to 3.81%
2005	1.50% to 2.60%	584,358	10.25 to 9.84	5,916,818	0.27%	3.92% to 2.77%
2004	1.50% to 2.60%	622,916	9.86 to 9.57	6,092,705	0.13%	1.58% to 0.44%
2003	1.50% to 2.60%	619,256	9.71 to 9.53	5,981,099	0.08%	30.55% to 29.10%
2002	1.50% to 2.60%	202,676	7.38 to 7.44	1,504,242	0.00%	-26.18% to -25.62%	(a) (b)

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class
2006	0.95% to 2.65%	18,673,694	10.74 to 9.65	206,301,456	7.08%	10.12% to 8.27%
2005	0.95% to 2.65%	22,786,741	9.76 to 8.91	228,692,417	14.51%	1.55% to -0.16%
2004	0.95% to 2.65%	28,067,837	9.61 to 8.92	277,897,270	7.77%	8.43% to 6.63%
2003	0.95% to 2.65%	35,327,848	8.86 to 8.37	323,732,284	5.77%	25.76% to 23.70%
2002	0.95% to 2.25%	26,938,971	6.37 to 7.69	195,766,587	9.64%	0.83% to 2.63%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.95% to 2.20%	3,528,715	16.86 to 12.88	60,072,973	0.82%	16.83% to 15.36%
2005	0.95% to 2.25%	4,468,213	14.43 to 11.88	65,144,063	0.56%	17.84% to 16.37%
2004	0.95% to 2.25%	5,309,091	12.25 to 10.21	65,783,903	1.09%	12.41% to 11.05%
2003	0.95% to 2.25%	6,173,912	10.90 to 9.19	68,125,249	0.74%	41.85% to 39.95%
2002	0.95% to 2.20%	7,674,047	6.17 to 8.42	59,763,768	0.79%	-22.25% to -21.10%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R
2006	1.50% to 2.60%	648,323	16.47 to 15.63	10,502,811	0.74%	16.05% to 14.76%
2005	1.50% to 2.60%	675,789	14.19 to 13.62	9,468,985	0.50%	16.97% to 15.66%
2004	1.50% to 2.60%	708,262	12.13 to 11.78	8,510,693	1.00%	11.62% to 10.37%
2003	1.50% to 2.60%	646,592	10.87 to 10.67	6,988,652	0.53%	40.86% to 39.28%
2002	1.50% to 2.60%	202,377	7.66 to 7.72	1,557,719	0.00%	-23.40% to -22.82%	(a) (b)

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R
2006	0.95% to 2.65%	6,293,681	17.01 to 15.72	105,827,473	0.86%	16.83% to 14.93%
2005	0.95% to 2.65%	6,958,794	14.56 to 13.68	100,454,692	0.52%	17.80% to 15.85%
2004	0.95% to 2.65%	6,862,770	12.36 to 11.80	84,243,034	0.94%	12.42% to 10.61%
2003	0.95% to 2.70%	5,106,033	10.99 to 10.66	55,922,783	0.48%	41.89% to 39.35%
2002	0.95% to 2.25%	2,316,895	7.65 to 7.75	17,918,637	0.00%	-23.48% to -22.52%	(a) (b)

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.95% to 2.85%	42,459,981	21.07 to 13.93	863,420,871	1.11%	10.53% to 8.49%
2005	0.95% to 2.85%	48,190,974	19.06 to 12.84	889,863,683	0.19%	15.74% to 13.60%
2004	0.95% to 2.85%	47,949,091	16.47 to 11.31	767,936,500	0.24%	14.24% to 12.15%
2003	0.95% to 2.85%	46,557,635	14.41 to 10.08	654,671,016	0.33%	27.13% to 24.71%
2002	0.95% to 2.40%	45,313,610	6.92 to 11.34	503,327,033	0.72%	-12.03% to -10.29%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2
2006	1.50% to 2.60%	1,229,048	15.58 to 14.79	18,868,372	0.99%	9.76% to 8.54%
2005	1.50% to 2.60%	1,274,568	14.20 to 13.62	17,887,257	0.12%	14.90% to 13.62%
2004	1.50% to 2.60%	1,246,619	12.36 to 11.99	15,271,569	0.21%	13.43% to 12.17%
2003	1.50% to 2.60%	1,168,158	10.89 to 10.69	12,657,188	0.16%	26.27% to 24.87%
2002	1.50% to 2.60%	337,942	8.56 to 8.63	2,907,598	0.00%	-14.39% to -13.74%	(a) (b)

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.95% to 2.40%	5,515,247	10.96 to 11.27	61,260,909	3.59%	3.31% to 1.81%
2005	0.95% to 2.40%	4,565,853	10.61 to 11.07	49,110,582	3.14%	1.11% to -0.35%
2004	0.95% to 2.25%	2,891,195	10.49 to 11.15	30,798,680	2.94%	3.33% to 1.99%
2003	0.95% to 2.05%	1,077,164	10.15 to 10.97	11,207,437	0.00%	1.53% to 0.80%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class
2006	0.95% to 2.35%	5,734,093	10.90 to 7.58	60,614,578	0.64%	4.30% to 2.86%
2005	0.95% to 2.35%	7,586,186	10.45 to 7.37	77,163,649	0.84%	7.83% to 6.35%
2004	0.95% to 2.35%	9,323,234	9.69 to 6.93	88,133,135	0.48%	6.04% to 4.61%
2003	0.95% to 2.35%	10,741,094	9.14 to 6.62	95,964,919	0.62%	28.43% to 26.61%
2002	0.95% to 2.20%	12,480,171	5.09 to 7.12	86,958,330	0.95%	-23.86% to -22.66%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.95% to 2.65%	2,219,901	$ 9.88 to 13.27	$23,686,575	0.00%	-1.20% to -2.29%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2
2006	1.50% to 2.60%	726,383	18.44 to 17.50	13,188,602	0.18%	10.72% to 9.49%
2005	1.50% to 2.60%	734,732	16.66 to 15.99	12,091,781	0.00%	16.25% to 14.96%
2004	1.50% to 2.60%	741,487	14.33 to 13.91	10,528,591	0.00%	22.79% to 21.42%
2003	1.50% to 2.60%	656,982	11.67 to 11.45	7,623,045	0.15%	36.18% to 34.66%
2002	1.50% to 2.60%	211,852	8.50 to 8.57	1,810,462	0.00%	-14.95% to -14.31%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.95% to 2.65%	2,381,904	15.39 to 14.22	36,180,710	0.60%	15.10% to 13.19%
2005	0.95% to 2.65%	3,312,290	13.38 to 12.56	43,862,396	0.00%	1.58% to -0.12%
2004	0.95% to 2.65%	4,540,152	13.17 to 12.58	59,295,063	0.00%	12.90% to 11.09%
2003	0.95% to 2.65%	4,151,781	11.66 to 11.32	48,179,536	0.00%	56.29% to 53.62%
2002	0.95% to 2.20%	897,365	7.37 to 7.46	6,681,297	0.00%	-26.30% to -25.38%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2
2006	1.50% to 2.60%	189,220	14.99 to 14.23	2,790,485	0.35%	14.27% to 13.00%
2005	1.50% to 2.60%	200,980	13.12 to 12.59	2,603,222	0.00%	0.89% to -0.23%
2004	1.50% to 2.60%	226,885	13.00 to 12.62	2,923,757	0.00%	12.13% to 10.88%
2003	1.50% to 2.60%	182,049	11.60 to 11.38	2,099,853	0.00%	55.01% to 53.28%
2002	1.50% to 2.60%	59,983	7.42 to 7.48	447,622	0.00%	-25.75% to -25.19%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2
2006	0.95% to 2.65%	1,092,891	9.40 to 15.10	11,353,460	1.20%	-6.01% to -7.03%	(a) (b)
2005	1.25%	2,596	13.40	34,792	0.71%	34.02%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class
2006	0.95% to 2.00%	238,181	10.54 to 11.48	2,662,735	3.28%	5.37% to 4.65%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class 2
2006	1.25%	3,171	11.59	36,739	2.41%	8.21%
2005	1.25%	944	10.71	10,107	0.87%	7.06%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class
2006	0.95% to 1.75%	203,073	10.56 to 12.08	2,180,054	2.85%	5.57% to 5.04%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class 2
2006	1.25% to 2.25%	2,852	12.15 to 11.95	34,337	2.38%	10.31% to 9.20%
2005	1.25%	379	11.01	4,174	1.01%	10.14%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class
2006	0.95% to 1.80%	85,992	10.58 to 12.45	948,186	2.81%	5.77% to 5.21%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class 2
2006	1.25% to 2.25%	12,830	12.51 to 12.30	158,537	2.54%	11.52% to 10.39%
2005	1.25%	372	11.22	4,175	1.01%	12.22%	(a) (b)

Financial Investors Variable Insurance Trust – First Horizon Core Equity Portfolio
2005	0.95% to 2.00%	149,531	9.64 to 9.21	1,415,472	1.28%	-3.66% to -4.68%
2004	0.95% to 2.00%	179,886	10.01 to 9.66	1,776,697	0.70%	4.48% to 3.37%
2003	0.95% to 2.00%	191,003	9.58 to 9.34	1,812,845	0.24%	27.38% to 26.03%
2002	0.95% to 2.00%	140,512	7.41 to 7.52	1,051,904	0.37%	-27.59% to -26.81%

Initial Funding by Depositor
2005	0.00%	50,000	9.81	490,710	1.28%	-2.74%
2004	0.00%	50,000	10.09	504,531	0.70%	5.48%
2003	0.00%	50,000	9.57	478,333	0.24%	28.60%
2002	0.00%	50,000	7.44	371,962	0.37%	-26.11%

First Horizon Capital Appreciation Portfolio
2005	0.95% to 2.00%	39,067	14.17 to 13.53	542,543	0.00%	2.08% to 1.00%
2004	0.95% to 2.00%	41,705	13.88 to 13.40	569,994	0.00%	10.19% to 9.02%
2003	0.95% to 2.00%	39,589	12.60 to 12.29	492,966	0.00%	40.93% to 39.44%
2002	0.95% to 2.00%	21,602	8.81 to 8.94	191,806	0.00%	-20.25% to -19.40%

Initial Funding by Depositor
2005	0.00%	50,000	14.46	723,423	0.00%	3.06%
2004	0.00%	50,000	14.04	701,963	0.00%	11.25%
2003	0.00%	50,000	12.62	631,000	0.00%	42.28%
2002	0.00%	50,000	8.87	443,500	0.00%	-18.62%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2
2006	0.95% to 2.25%	3,299,693	$ 11.15 to 11.05	$ 36,704,669	0.32%	11.46% to 10.50%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 2
2006	1.25% to 2.25%	106,400	13.27 to 12.22	1,376,537	1.25%	15.66% to 14.50%
2005	1.25% to 2.25%	82,711	11.47 to 10.68	935,884	0.77%	2.14% to 6.75%	(b)
2004	1.25%	42,724	11.23	479,896	0.18%	9.61%

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2
2006	0.95% to 2.25%	1,233,894	10.18 to 12.63	13,300,620	0.11%	1.81% to 14.36%	(a)
2005	1.25%	29,831	14.02	418,165	0.73%	7.41%
2004	1.25%	17,859	13.05	233,070	0.04%	22.20%

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3
2006	0.95% to 2.25%	483,848	10.69 to 15.83	5,857,903	0.35%	6.95% to 6.08%	(a) (b)
2005	1.25%	11,667	12.70	148,149	0.00%	26.98%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2006	1.25%	6,397	16.32	104,412	1.25%	19.93%
2005	1.25%	7,345	13.61	99,962	1.10%	8.80%
2004	1.25%	8,344	12.51	104,377	1.47%	17.05%

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3
2006	0.95% to 2.10%	505,381	10.88 to 13.29	5,780,587	0.39%	8.83% to 8.05%	(a) (b)
2005	1.25%	32,270	12.37	399,267	0.68%	8.76%
2004	1.25%	3,590	11.38	40,840	0.00%	13.76%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3
2006	0.95% to 2.30%	1,106,336	10.47 to 10.73	11,740,492	0.98%	4.74% to 3.82%	(a) (b)
2005	1.25%	7,294	9.80	71,475	0.00%	-2.01%	(a) (b)

Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II
2006	0.95% to 2.40%	2,062,762	10.49 to 10.39	21,601,072	3.35%	4.90% to 3.89%	(a) (b)

Gartmore GVIT – American Funds GGVIT Bond Fund – Class II
2006	0.95% to 2.20%	1,263,418	10.47 to 10.39	13,209,750	0.99%	4.72% to 3.86%	(a) (b)

Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II
2006	0.95% to 2.10%	1,678,343	10.77 to 10.69	18,050,298	0.13%	7.74% to 6.91%	(a) (b)

Gartmore GVIT – American Funds GGVIT Growth Fund – Class II
2006	0.95% to 2.20%	2,097,865	10.30 to 10.21	21,564,598	1.17%	2.99% to 2.12%	(a) (b)

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class II
2006	1.25%	290	17.24	5,000	1.84%	20.88%
2005	1.25%	313	14.26	4,465	1.14%	10.39%
2004	1.25%	336	12.92	4,341	2.07%	18.50%

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III
2006	0.95% to 2.65%	3,773,123	22.22 to 20.92	83,144,686	2.01%	21.58% to 19.60%
2005	0.95% to 2.65%	3,202,480	18.28 to 17.49	58,153,730	1.57%	10.99% to 9.16%
2004	0.95% to 2.40%	2,138,241	16.47 to 16.09	35,083,705	1.85%	19.12% to 17.51%
2003	0.95% to 2.15%	458,485	13.73 to 13.62	6,285,255	0.00%	37.29% to 36.25%	(a) (b)

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI
2006	1.50% to 2.60%	110,527	15.23 to 14.79	1,669,584	2.05%	20.58% to 19.23%
2005	1.50% to 2.45%	67,378	12.63 to 12.43	847,614	1.29%	10.13% to 9.07%
2004	1.50% to 2.20%	28,799	11.47 to 11.42	329,969	0.49%	14.72% to 14.18%	(a) (b)

Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.95% to 2.15%	210,317	23.87 to 19.08	4,768,329	0.70%	35.42% to 33.95%
2005	0.95% to 2.15%	260,253	17.63 to 14.25	4,361,320	0.58%	31.38% to 29.92%
2004	0.95% to 2.15%	284,119	13.42 to 10.97	3,633,362	0.85%	19.60% to 18.31%
2003	0.95% to 2.15%	406,653	11.22 to 9.27	4,356,168	0.55%	63.70% to 61.73%
2002	0.95% to 2.05%	515,037	5.71 to 6.85	3,389,175	0.22%	-17.20% to -16.04%

Gartmore GVIT – Emerging Markets Fund – Class III
2006	0.95% to 2.65%	4,406,546	26.19 to 24.23	114,010,525	0.72%	35.35% to 33.20%
2005	0.95% to 2.45%	4,965,345	19.35 to 18.33	95,170,769	0.52%	31.40% to 29.54%
2004	0.95% to 2.35%	3,106,247	14.73 to 14.19	45,429,179	1.04%	19.61% to 18.08%
2003	0.95% to 2.40%	2,849,141	12.31 to 12.01	34,902,010	0.47%	63.65% to 61.26%
2002	0.95% to 2.25%	1,318,331	7.45 to 7.52	9,892,328	0.36%	-25.50% to -24.76%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, CONTINUED)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Emerging Markets Fund – Class VI
2006	1.50% to 2.60%	68,138	$ 20.61 to	20.00	$ 1,391,052	0.65%	34.51% to 33.02%
2005	1.50% to 2.45%	39,305	15.32 to	15.08	598,733	0.49%	30.51% to 29.25%
2004	1.50% to 2.20%	13,294	11.74 to	11.68	155,709	1.69%	17.39% to 16.84%	(a) (b)

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.95% to 2.50%	6,422,082	15.39 to	12.66	95,058,287	6.90%	9.56% to 7.88%
2005	0.95% to 2.50%	8,998,545	14.05 to	11.74	121,811,097	6.73%	1.41% to -0.14%
2004	0.95% to 2.65%	16,155,881	13.85 to	11.65	216,070,644	6.95%	9.05% to 7.24%
2003	0.95% to 2.50%	16,524,655	12.70 to	10.94	203,364,646	7.83%	21.11% to 19.28%
2002	0.95% to 2.20%	13,477,703	8.90 to	10.49	137,551,122	8.60%	0.65% to 2.24%

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III
2006	0.95% to 2.65%	5,044,302	11.47 to	11.16	57,586,745	7.11%	9.55% to 7.71%
2005	0.95% to 2.65%	3,808,514	10.47 to	10.36	39,805,529	8.70%	4.74% to 3.56%	(a) (b)

Gartmore GVIT – Gartmore GGVIT International Index Fund – Class VIII
2006	0.95% to 2.25%	115,357	10.89 to	10.80	1,254,445	1.67%	8.94% to 7.99%	(a) (b)

Gartmore GVIT – Global Financial Services Fund – Class I
2006	1.25%	1,731	18.70		32,372	1.24%	18.82%
2005	1.25%	2,396	15.74		37,710	1.26%	9.77%
2004	1.25%	3,093	14.34		44,349	1.54%	19.48%
2003	1.25%	2,686	12.00		32,234	0.46%	39.69%

Gartmore GVIT – Global Financial Services Fund – Class III
2006	0.95% to 2.65%	674,775	19.51 to	17.96	12,967,114	2.05%	19.20% to 17.25%
2005	0.95% to 2.60%	740,148	16.37 to	15.35	11,984,534	1.58%	10.12% to 8.35%
2004	0.95% to 2.60%	614,645	14.86 to	14.17	9,063,639	1.77%	19.98% to 18.11%
2003	0.95% to 2.60%	444,314	12.39 to	11.99	5,474,639	0.55%	40.12% to 37.82%
2002	0.95% to 2.00%	268,594	8.71 to	8.84	2,369,793	0.15%	-12.86% to -11.58%	(a) (b)

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	1.25%	7,575	12.92		97,832	0.00%	1.43%
2005	1.25%	8,212	12.73		104,566	0.00%	7.09%
2004	1.25%	8,804	11.89		104,685	0.00%	6.51%
2003	1.25%	580	11.16		6,475	0.00%	34.99%

Gartmore GVIT – Global Health Sciences Fund – Class III
2006	0.95% to 2.65%	1,954,346	13.38 to	12.31	25,738,556	0.00%	1.73% to 0.01%
2005	0.95% to 2.65%	2,518,573	13.16 to	12.31	32,740,994	0.00%	7.40% to 5.60%
2004	0.95% to 2.65%	2,433,103	12.25 to	11.65	29,522,923	0.00%	6.82% to 5.06%
2003	0.95% to 2.65%	1,751,103	11.47 to	11.09	19,957,282	0.00%	35.47% to 33.19%
2002	0.95% to 2.60%	966,515	8.33 to	8.47	8,156,119	0.00%	-16.73% to -15.34%	(a) (b)

Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.95% to 2.20%	572,880	3.33 to	3.78	1,988,895	0.00%	10.12% to 8.78%
2005	0.95% to 2.20%	788,346	3.02 to	2.83	2,499,299	0.00%	-1.46% to -2.70%
2004	0.95% to 2.20%	997,831	3.07 to	3.57	3,219,904	0.00%	3.32% to 2.08%
2003	0.95% to 2.20%	1,232,090	2.97 to	3.50	3,847,558	0.00%	53.76% to 51.78%
2002	0.95% to 2.20%	1,513,650	1.88 to	2.35	3,100,271	0.66%	-44.20% to -43.33%

Gartmore GVIT – Global Technology and Communications Fund – Class III
2006	0.95% to 2.40%	1,016,600	12.30 to	11.48	12,346,090	0.00%	10.03% to 8.47%
2005	0.95% to 2.40%	916,675	11.18 to	10.59	10,136,663	0.00%	-1.46% to -2.91%
2004	0.95% to 2.40%	1,321,233	11.34 to	10.90	14,861,753	0.00%	3.29% to 1.84%
2003	0.95% to 2.55%	2,165,513	10.98 to	10.68	23,644,482	0.00%	53.72% to 51.25%
2002	0.95% to 2.20%	511,430	7.07 to	7.14	3,648,433	0.40%	-29.32% to -28.56%	(a) (b)

Gartmore GVIT – Global Utilities Fund – Class I
2006	1.25%	3,870	19.32		74,779	2.52%	35.85%
2005	1.25%	4,277	14.22		60,835	2.07%	5.06%
2004	1.25%	5,693	13.54		77,075	1.27%	28.34%
2003	1.25%	5,169	10.55		54,526	0.52%	22.50%

Gartmore GVIT – Global Utilities Fund – Class III
2006	0.95% to 2.40%	2,128,548	18.11 to	16.87	38,016,144	2.48%	36.29% to 34.39%
2005	0.95% to 2.55%	1,719,422	13.29 to	12.48	22,577,766	2.40%	5.47% to 3.87%
2004	0.95% to 2.55%	1,576,428	12.60 to	12.01	19,709,923	1.30%	28.71% to 26.76%
2003	0.95% to 2.55%	303,185	9.79 to	9.48	2,946,757	0.64%	22.99% to 21.00%
2002	0.95% to 2.05%	97,862	7.84 to	7.96	775,686	1.27%	-21.58% to -20.43%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Government Bond Fund – Class I
2006	0.95% to 2.55%	34,986,437	$ 14.91 to	11.99	$483,859,446	3.96%	2.36% to	0.72%
2005	0.95% to 2.60%	42,401,094	14.56 to	11.86	575,425,464	3.64%	2.29% to	0.60%
2004	0.95% to 2.60%	48,795,618	14.24 to	11.79	649,792,719	5.35%	2.28% to	0.59%
2003	0.95% to 2.65%	61,425,031	13.92 to	11.69	801,670,591	3.35%	1.03% to	-0.67%
2002	0.95% to 2.25%	77,981,271	11.77 to	13.78	1,011,348,469	4.58%	8.08% to	9.93%

Gartmore GVIT – Government Bond Fund – Class II
2006	1.50% to 2.60%	1,305,790	11.24 to	10.67	14,449,913	3.79%	1.46% to	0.33%
2005	1.50% to 2.60%	1,433,490	11.08 to	10.64	15,694,602	3.40%	1.47% to	0.34%
2004	1.50% to 2.60%	1,628,935	10.92 to	10.60	17,636,604	5.11%	1.47% to	0.33%
2003	1.50% to 2.60%	1,961,425	10.76 to	10.56	20,998,616	3.98%	0.24% to	-0.88%
2002	1.50% to 2.60%	945,128	10.66 to	10.74	10,126,255	2.83%	6.58% to	7.38%	(a) (b)

Gartmore GVIT – Growth Fund – Class I
2006	0.95% to 2.50%	8,225,494	7.89 to	5.20	62,375,925	0.05%	5.16% to	3.55%
2005	0.95% to 2.50%	10,681,078	7.50 to	5.02	77,433,925	0.08%	5.49% to	3.88%
2004	0.95% to 2.50%	12,847,793	7.11 to	4.83	88,536,579	0.31%	7.13% to	5.52%
2003	0.95% to 2.50%	14,947,044	6.64 to	4.58	96,289,796	0.02%	31.48% to	29.39%
2002	0.95% to 2.05%	16,188,470	3.42 to	5.05	79,642,219	0.00%	-30.60% to	-29.40%

Gartmore GVIT – International Growth Fund – Class I
2006	0.95% to 2.10%	121,194	12.65 to	10.95	1,468,870	1.17%	31.71% to	30.34%
2005	0.95% to 2.10%	138,198	9.61 to	8.40	1,272,654	0.96%	28.98% to	27.58%
2004	0.95% to 2.10%	158,756	7.45 to	6.58	1,138,344	0.76%	13.11% to	11.91%
2003	0.95% to 2.10%	187,653	6.59 to	5.86	1,193,370	0.00%	34.34% to	32.58%
2002	0.95% to 1.85%	227,163	4.43 to	4.90	1,078,351	0.00%	-25.80% to	-24.83%

Gartmore GVIT – International Growth Fund – Class III
2006	0.95% to 2.45%	2,362,026	20.07 to	18.73	46,790,507	1.12%	31.69% to	29.87%
2005	0.95% to 2.55%	1,621,932	15.24 to	14.37	24,441,820	0.83%	28.94% to	26.97%
2004	0.95% to 2.15%	665,501	11.82 to	11.44	7,803,470	1.00%	13.27% to	12.01%
2003	0.95% to 2.05%	441,368	10.44 to	10.24	4,580,456	0.00%	34.05% to	32.56%
2002	0.95% to 2.05%	195,852	7.72 to	7.79	1,521,407	0.00%	-22.76% to	-22.14%	(a) (b)

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.95% to 2.65%	6,062,158	15.08 to	13.86	89,691,367	2.02%	15.76% to	13.85%
2005	0.95% to 2.65%	5,839,704	13.02 to	12.18	74,890,629	1.87%	6.91% to	5.13%
2004	0.95% to 2.65%	5,429,388	12.18 to	11.58	65,348,850	1.69%	12.94% to	11.10%
2003	0.95% to 2.65%	4,049,277	10.79 to	10.43	43,273,923	1.41%	30.62% to	28.37%
2002	0.95% to 2.60%	1,544,512	8.10 to	8.26	12,699,362	1.09%	-19.92% to	-17.42%	(a) (b)

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.95% to 2.65%	8,816,232	11.88 to	10.91	102,990,687	3.08%	5.16% to	3.38%
2005	0.95% to 2.65%	9,613,350	11.29 to	10.56	107,088,116	2.76%	2.33% to	0.60%
2004	0.95% to 2.65%	10,005,688	11.04 to	10.50	109,291,782	2.33%	3.66% to	1.91%
2003	0.95% to 2.65%	10,506,818	10.65 to	10.30	111,096,410	2.82%	6.88% to	5.06%
2002	0.95% to 2.60%	6,278,984	9.80 to	9.96	62,335,100	2.54%	-1.97% to	-0.39%	(a) (b)

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.95% to 2.65%	36,140,122	13.45 to	12.37	477,611,346	2.40%	10.30% to	8.45%
2005	0.95% to 2.65%	37,043,015	12.20 to	11.40	445,329,806	2.28%	4.35% to	2.60%
2004	0.95% to 2.65%	35,448,745	11.69 to	11.12	409,682,246	2.05%	8.50% to	6.70%
2003	0.95% to 2.65%	28,925,404	10.77 to	10.42	309,210,666	1.90%	18.91% to	16.88%
2002	0.95% to 2.60%	13,348,727	8.91 to	9.06	120,505,145	1.68%	-11.18% to	-9.41%	(a) (b)

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.95% to 2.85%	19,708,022	14.43 to	13.14	278,982,910	2.19%	13.46% to	11.34%
2005	0.95% to 2.85%	20,208,078	12.72 to	11.80	253,047,764	2.10%	6.06% to	4.08%
2004	0.95% to 2.85%	18,307,486	11.99 to	11.34	216,903,970	1.80%	11.03% to	8.98%
2003	0.95% to 2.85%	13,776,564	10.80 to	10.40	147,557,142	1.48%	25.44% to	23.04%
2002	0.95% to 2.60%	5,730,817	8.45 to	8.61	49,131,920	1.32%	-16.08% to	-13.89%	(a) (b)

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.95% to 2.65%	13,785,352	12.70 to	11.67	171,885,452	2.72%	7.40% to	5.59%
2005	0.95% to 2.65%	15,406,649	11.82 to	11.06	179,533,287	2.60%	3.50% to	1.75%
2004	0.95% to 2.65%	15,686,074	11.42 to	10.86	177,228,363	2.25%	6.14% to	4.37%
2003	0.95% to 2.65%	14,393,258	10.76 to	10.41	153,730,145	2.39%	12.62% to	10.70%
2002	0.95% to 2.60%	7,262,378	9.40 to	9.56	69,158,135	2.11%	-5.96% to	-4.43%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I
2006	0.95% to 2.65%	10,363,591	$ 12.61 to	10.12	$ 126,752,943	2.25%	11.19% to	9.32%
2005	0.95% to 2.65%	12,798,198	11.34 to	9.26	141,266,241	1.96%	1.57% to	-0.14%
2004	0.95% to 2.65%	14,529,688	11.17 to	9.27	158,341,735	1.94%	7.46% to	5.67%
2003	0.95% to 2.65%	15,489,907	10.39 to	8.77	157,300,998	1.73%	17.29% to	15.28%
2002	0.95% to 2.20%	14,568,854	7.44 to	8.86	126,552,438	2.20%	-14.67% to	-13.15%

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.95% to 2.65%	5,554,033	14.36 to	10.63	80,969,198	0.00%	8.87% to	7.06%
2005	0.95% to 2.65%	6,941,684	13.19 to	9.93	93,142,769	0.00%	8.70% to	6.90%
2004	0.95% to 2.65%	7,830,003	12.13 to	9.29	96,860,973	0.00%	14.24% to	12.37%
2003	0.95% to 2.65%	8,921,111	10.62 to	8.26	96,911,423	0.00%	38.81% to	36.38%
2002	0.95% to 2.25%	8,014,482	3.21 to	8.32	62,837,582	0.00%	-38.83% to	-37.61%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.95% to 2.70%	12,312,327	22.62 to	17.90	289,809,079	1.14%	8.85% to	6.99%
2005	0.95% to 2.70%	14,674,682	20.78 to	16.74	316,647,935	1.01%	11.04% to	9.15%
2004	0.95% to 2.70%	15,860,940	18.71 to	15.33	308,684,977	0.54%	14.63% to	12.71%
2003	0.95% to 2.70%	15,398,869	16.32 to	13.60	262,026,841	0.44%	33.37% to	31.02%
2002	0.95% to 2.25%	14,362,198	8.84 to	13.65	183,719,797	0.39%	-17.61% to	-16.11%

Gartmore GVIT – Money Market Fund – Class I
2006	0.95% to 2.60%	45,891,908	12.35 to	10.07	541,867,251	4.73%	3.54% to	1.82%
2005	0.95% to 2.60%	45,063,953	11.93 to	9.89	515,102,832	2.84%	1.70% to	0.01%
2004	0.95% to 2.60%	47,255,568	11.73 to	9.89	533,222,860	0.88%	-0.15% to	-1.81%
2003	0.95% to 2.60%	61,044,850	11.75 to	10.07	691,344,651	0.67%	-0.33% to	-1.99%
2002	0.95% to 2.60%	98,379,110	10.27 to	11.79	1,120,076,990	1.18%	-1.31% to	0.25%

Gartmore GVIT – Nationwide Fund – Class I
2006	0.95% to 2.65%	23,824,168	14.47 to	10.58	339,222,705	1.04%	12.55% to	10.67%
2005	0.95% to 2.65%	29,996,004	12.85 to	9.56	380,305,497	0.88%	6.42% to	4.65%
2004	0.95% to 2.65%	35,853,013	12.08 to	9.13	427,878,572	1.23%	8.71% to	6.91%
2003	0.95% to 2.65%	40,667,472	11.11 to	8.54	447,026,775	0.54%	26.30% to	24.12%
2002	0.95% to 2.25%	43,675,677	6.55 to	8.80	380,932,564	0.85%	-19.47% to	-18.14%

Gartmore GVIT – Nationwide Fund – Class II
2006	1.50% to 2.60%	181,993	12.86 to	12.20	2,282,112	0.92%	11.70% to	10.46%
2005	1.50% to 2.60%	195,744	11.51 to	11.05	2,210,461	0.67%	5.44% to	4.26%
2004	1.50% to 2.60%	228,367	10.92 to	10.59	2,461,950	1.03%	7.89% to	6.69%
2003	1.50% to 2.60%	243,662	10.12 to	9.93	2,445,831	0.47%	25.33% to	23.93%
2002	1.50% to 2.60%	95,189	8.01 to	8.07	767,177	0.76%	-19.88% to	-19.27%	(a) (b)

Gartmore GVIT – Nationwide GVIT Strategic Value Fund – Class I
2003	0.95% to 2.10%	1,255,626	10.06 to	9.75	13,203,244	0.03%	37.49% to	35.87%
2002	0.95% to 1.80%	1,421,331	6.29 to	9.39	10,832,478	0.03%	-26.99% to	-26.07%

Gartmore GVIT – Nationwide Leaders Fund – Class I
2006	1.25%	263	15.20		3,997	0.85%	14.60%
2005	1.25%	286	13.26		3,793	1.19%	8.94%
2004	1.25%	311	12.17		3,786	0.38%	17.31%
2003	1.25%	337	10.38		3,497	0.22%	23.82%
2002	1.25%	355	8.38		2,975	0.54%	-16.18%		(a) (b)

Gartmore GVIT – Nationwide Leaders Fund – Class III
2006	0.95% to 2.65%	1,305,544	16.84 to	15.50	21,591,447	0.73%	15.02% to	13.12%
2005	0.95% to 2.65%	974,521	14.64 to	13.70	14,087,780	1.51%	9.26% to	7.46%
2004	0.95% to 2.25%	517,620	13.40 to	12.90	6,878,568	0.39%	17.64% to	16.19%
2003	0.95% to 2.40%	555,773	11.39 to	11.07	6,293,400	0.20%	24.40% to	22.57%
2002	0.95% to 2.20%	675,300	9.03 to	9.16	6,165,014	1.34%	-9.72% to	-8.43%	(a) (b)

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.95% to 2.65%	5,120,028	16.14 to	14.15	80,726,968	0.00%	2.23% to	0.52%
2005	0.95% to 2.65%	5,993,892	15.79 to	14.08	92,742,674	0.00%	7.07% to	5.29%
2004	0.95% to 2.65%	6,907,587	14.75 to	13.37	100,140,193	0.00%	12.34% to	10.48%
2003	0.95% to 2.65%	7,921,776	13.13 to	12.10	102,531,773	0.00%	32.99% to	30.67%
2002	0.95% to 2.25%	7,239,678	4.39 to	9.87	70,683,692	0.00%	-35.14% to	-33.92%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Small Cap Growth Fund – Class II
2006	1.50% to 2.60%	122,637	$ 11.38 to 10.80	$1,373,239	0.00%	1.44% to 0.31%
2005	1.50% to 2.60%	180,755	11.22 to 10.77	2,007,699	0.00%	6.12% to 4.94%
2004	1.50% to 2.60%	205,976	10.57 to 10.26	2,160,538	0.00%	11.47% to 10.23%
2003	1.50% to 2.60%	206,299	9.49 to 9.31	1,946,808	0.00%	32.05% to 30.58%
2002	1.50% to 2.60%	62,244	7.13 to 7.18	446,027	0.00%	-28.70% to -28.16%	(a) (b)

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.95% to 2.85%	12,096,038	25.82 to 22.84	359,425,766	0.44%	16.18% to 14.02%
2005	0.95% to 2.85%	15,479,024	22.22 to 20.03	393,884,010	0.06%	2.10% to 0.19%
2004	0.95% to 2.85%	18,902,563	21.77 to 19.99	470,375,470	0.00%	16.18% to 14.10%
2003	0.95% to 2.85%	20,424,000	18.73 to 17.52	437,227,841	0.00%	55.37% to 52.38%
2002	0.95% to 2.40%	20,923,018	9.81 to 16.47	287,510,313	0.01%	-29.29% to -27.86%

Gartmore GVIT – Small Cap Value Fund – Class II
2006	1.50% to 2.60%	241,778	14.74 to 13.99	3,513,687	0.22%	15.35% to 14.06%
2005	1.50% to 2.60%	265,601	12.78 to 12.26	3,359,146	0.00%	1.24% to 0.12%
2004	1.50% to 2.60%	288,728	12.62 to 12.25	3,616,650	0.00%	15.24% to 13.96%
2003	1.50% to 2.60%	271,345	10.95 to 10.75	2,957,361	0.00%	54.10% to 52.39%
2002	1.50% to 2.60%	91,515	7.05 to 7.11	648,541	0.00%	-29.47% to -28.93%	(a) (b)

Gartmore GVIT – Small Company Fund – Class I
2006	0.95% to 2.70%	12,928,900	22.77 to 20.84	324,063,535	0.10%	10.98% to 9.08%
2005	0.95% to 2.70%	15,568,695	20.51 to 19.11	350,774,843	0.00%	11.25% to 9.37%
2004	0.95% to 2.70%	17,198,697	18.44 to 17.47	348,300,700	0.00%	17.89% to 15.93%
2003	0.95% to 2.70%	18,060,444	15.64 to 15.07	310,330,135	0.00%	39.67% to 37.22%
2002	0.95% to 2.25%	17,985,000	7.39 to 14.03	220,913,252	0.00%	-19.60% to -18.11%

Gartmore GVIT – Small Company Fund – Class II
2006	1.50% to 2.60%	350,572	15.39 to 14.61	5,311,628	0.05%	10.08% to 8.85%
2005	1.50% to 2.60%	364,034	13.98 to 13.42	5,027,436	0.00%	10.33% to 9.10%
2004	1.50% to 2.60%	386,685	12.67 to 12.30	4,856,465	0.00%	17.00% to 15.70%
2003	1.50% to 2.60%	389,998	10.83 to 10.63	4,200,161	0.00%	38.51% to 36.96%
2002	1.50% to 2.60%	153,778	7.76 to 7.82	1,199,574	0.00%	-22.38% to -21.79%	(a) (b)

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.95% to 2.35%	559,208	3.23 to 2.86	1,760,628	0.00%	49.53% to 47.37%
2002	0.95% to 1.90%	750,449	1.94 to 2.16	1,580,486	0.00%	-44.37% to -43.40%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class III
2003	0.95% to 2.45%	471,588	11.19 to 10.90	5,254,060	0.00%	49.05% to 46.81%
2002	0.95% to 1.90%	131,153	7.43 to 7.51	982,915	0.00%	-25.70% to -24.94%	(a) (b)

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	1.25% to 2.25%	30,749	14.81 to 11.26	430,940	0.36%	-1.53% to -2.53%
2005	1.25% to 2.25%	21,415	15.04 to 11.55	316,390	0.00%	10.57% to 15.52%	(b)
2004	1.25%	17,830	13.60	242,559	0.00%	11.00%
2003	1.25%	575	12.26	7,047	0.00%	50.24%

Gartmore GVIT – U.S. Growth Leaders Fund – Class III
2006	0.95% to 2.65%	1,642,957	13.84 to 12.72	22,390,777	0.25%	-1.23% to -2.89%
2005	0.95% to 2.65%	1,991,805	14.01 to 13.10	27,583,203	0.00%	10.93% to 9.10%
2004	0.95% to 2.60%	1,936,359	12.63 to 12.02	24,247,683	0.00%	11.38% to 9.52%
2003	0.95% to 2.60%	3,766,233	11.34 to 10.98	42,432,617	0.00%	50.95% to 48.44%
2002	0.95% to 2.60%	525,137	7.40 to 7.51	3,932,114	0.00%	-26.04% to -24.87%	(a) (b)

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I
2006	0.95% to 2.60%	6,614,484	13.95 to 10.43	90,688,992	1.68%	14.81% to 12.95%
2005	0.95% to 2.60%	7,349,707	12.15 to 9.24	88,152,657	1.60%	3.26% to 1.59%
2004	0.95% to 2.60%	8,373,849	11.77 to 9.09	97,664,621	1.30%	16.38% to 14.55%
2003	0.95% to 2.70%	5,371,018	10.11 to 7.90	53,809,350	1.27%	30.19% to 27.86%
2002	0.95% to 2.25%	4,287,245	5.91 to 7.91	33,188,223	1.31%	-27.24% to -25.86%

Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I
2006	0.95% to 2.65%	10,669,793	14.57 to 12.54	152,161,010	3.94%	3.84% to 2.08%
2005	0.95% to 2.65%	12,458,176	14.03 to 12.28	171,819,314	3.90%	1.21% to -0.50%
2004	0.95% to 2.65%	12,983,235	13.86 to 12.34	177,337,309	4.89%	5.52% to 3.74%
2003	0.95% to 2.60%	13,033,009	13.13 to 12.00	169,204,066	5.36%	11.05% to 9.20%
2002	0.95% to 2.60%	13,884,968	10.89 to 11.96	163,062,295	5.45%	4.42% to 6.19%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Worldwide Leaders Fund – Class I
2006	0.95% to 2.50%	1,244,511	$17.05 to 12.53	$20,854,713	0.82%	24.69% to 22.86%
2005	0.95% to 2.50%	1,665,870	13.67 to 10.20	22,435,929	0.92%	18.21% to 16.45%
2004	0.95% to 2.50%	1,993,649	11.57 to 8.76	22,767,882	0.00%	14.57% to 12.87%
2003	0.95% to 2.50%	2,305,470	10.01 to 7.76	23,018,222	0.00%	34.77% to 32.61%
2002	0.95% to 2.20%	3,092,482	5.54 to 7.63	22,647,345	1.21%	-27.44% to -26.10%

Gartmore GVIT – Worldwide Leaders Fund – Class III
2006	0.95% to 2.45%	716,442	22.95 to 21.77	16,294,946	0.93%	24.62% to 22.85%
2005	0.95% to 2.40%	703,872	18.42 to 17.75	12,874,064	0.71%	18.21% to 16.57%
2004	0.95% to 2.40%	448,762	15.58 to 15.22	6,962,507	0.00%	14.57% to 12.99%
2003	0.95% to 2.65%	430,617	13.60 to 13.45	5,839,397	0.00%	35.99% to 34.50%	(a) (b)

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	1.25%	3,983	12.79	50,931	1.41%	9.04%
2005	1.25%	7,136	11.73	83,685	2.00%	6.32%
2004	1.25%	7,867	11.03	86,775	3.56%	6.94%
2003	1.25%	1,744	10.31	17,988	0.00%	3.14%	(a) (b)

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.95% to 2.70%	20,957,631	8.83 to 11.90	208,004,922	0.13%	8.08% to 6.22%
2005	0.95% to 2.70%	25,585,852	8.17 to 11.21	235,739,185	0.01%	11.49% to 9.60%
2004	0.95% to 2.70%	29,018,242	7.32 to 10.22	240,430,077	0.02%	16.85% to 14.86%
2003	0.95% to 2.70%	33,279,122	6.27 to 8.90	237,019,223	0.24%	19.09% to 16.98%
2002	0.95% to 2.25%	38,006,657	5.06 to 8.02	228,220,423	0.30%	-18.27% to -16.73%

Janus Aspen Series – Global Technology Portfolio – Service II Shares
2006	0.95% to 2.55%	1,632,227	12.20 to 11.31	19,619,098	0.00%	6.92% to 5.25%
2005	0.95% to 2.40%	1,809,622	11.41 to 10.81	20,407,786	0.00%	10.27% to 8.69%
2004	0.95% to 2.40%	2,038,707	10.35 to 9.95	20,914,190	0.00%	-0.12% to -1.52%
2003	0.95% to 2.40%	2,119,951	10.36 to 10.10	21,841,396	0.00%	45.74% to 43.58%
2002	0.95% to 2.25%	1,620,570	7.03 to 7.11	11,490,667	0.00%	-29.66% to -28.90%	(a) (b)

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	0.95% to 2.45%	10,187,641	4.04 to 3.61	40,276,993	0.00%	6.81% to 5.25%
2005	0.95% to 2.45%	12,377,329	3.78 to 3.43	45,930,367	0.00%	10.49% to 8.85%
2004	0.95% to 2.45%	15,268,291	3.43 to 3.15	51,426,185	0.00%	-0.39% to -1.84%
2003	0.95% to 2.45%	18,787,902	3.44 to 3.21	63,696,571	0.00%	45.08% to 42.82%
2002	0.95% to 2.20%	24,072,809	2.25 to 2.37	56,417,204	0.00%	-42.53% to -41.49%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2006	0.95% to 2.45%	204,029	17.14 to 16.25	3,456,456	0.10%	9.72% to 8.11%
2005	0.95% to 2.25%	312,325	15.63 to 15.11	4,849,120	1.55%	9.86% to 8.49%
2004	0.95% to 2.05%	355,509	14.22 to 13.96	5,037,861	1.76%	16.35% to 15.06%
2003	0.95% to 2.35%	93,176	12.22 to 12.11	1,136,918	0.15%	22.24% to 21.13%	(a) (b)

Janus Aspen Series – International Growth Portfolio – Service II Shares
2006	0.95% to 2.65%	6,727,631	23.10 to 21.36	153,417,136	2.17%	45.31% to 43.03%
2005	0.95% to 2.50%	5,457,024	15.90 to 15.02	85,809,891	1.07%	30.77% to 28.84%
2004	0.95% to 2.50%	4,947,582	12.16 to 11.66	59,657,128	0.84%	17.58% to 15.86%
2003	0.95% to 2.50%	4,987,992	10.34 to 10.06	51,293,210	0.97%	33.27% to 31.14%
2002	0.95% to 2.20%	3,951,071	7.67 to 7.76	30,585,952	0.39%	-23.27% to -22.41%	(a) (b)

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.95% to 2.50%	10,413,775	13.60 to 21.31	164,415,764	1.85%	45.24% to 43.19%
2005	0.95% to 2.50%	12,338,040	9.36 to 14.88	134,879,076	0.99%	30.69% to 28.76%
2004	0.95% to 2.50%	14,665,587	7.16 to 11.56	122,981,313	0.79%	17.56% to 15.84%
2003	0.95% to 2.50%	17,681,761	6.09 to 9.98	126,313,887	0.90%	33.26% to 31.12%
2002	0.95% to 2.25%	22,978,097	4.40 to 7.95	123,326,217	0.59%	-27.71% to -26.46%

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio
2006	0.95% to 2.30%	3,023,212	14.29 to 13.79	42,901,825	0.64%	15.73% to 14.22%
2005	0.95% to 2.55%	5,126,253	12.35 to 12.03	63,040,445	0.19%	8.18% to 6.51%
2004	0.95% to 2.55%	2,153,173	11.41 to 11.29	24,534,399	0.00%	14.12% to 12.92%	(a) (b)

MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class
2006	1.25% to 2.25%	23,107	11.92 to 11.51	275,266	0.00%	5.97% to 4.90%
2005	1.25% to 2.25%	25,301	11.25 to 10.98	284,412	0.15%	2.93% to 9.77%	(b)
2004	1.25%	20,161	10.93	220,403	0.00%	7.62%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS Variable Insurance Trust – Mid Cap Growth Series – Service Class
2006	1.50% to 2.60%	304,947	$10.98 to 10.42	$3,298,879	0.00%	0.77% to -0.36%
2005	1.50% to 2.60%	337,675	10.90 to 10.46	3,634,793	0.00%	1.32% to 0.19%
2004	1.50% to 2.60%	425,670	10.76 to 10.44	4,537,608	0.00%	12.66% to 11.41%
2003	1.50% to 2.60%	428,276	9.55 to 9.37	4,067,064	0.00%	34.56% to 33.06%
2002	1.50% to 2.60%	187,101	7.04 to 7.10	1,324,318	0.00%	-29.57% to -29.04%	(a) (b)

MFS Variable Insurance Trust – New Discovery Series – Service Class
2006	1.50% to 2.60%	143,980	11.82 to 11.21	1,675,133	0.00%	11.24% to 10.00%
2005	1.50% to 2.60%	162,284	10.62 to 10.19	1,702,676	0.00%	3.46% to 2.31%
2004	1.50% to 2.60%	201,354	10.27 to 9.96	2,048,276	0.00%	4.62% to 3.45%
2003	1.50% to 2.60%	205,441	9.81 to 9.63	2,004,511	0.00%	31.43% to 29.97%
2002	1.50% to 2.50%	55,031	7.42 to 7.47	409,770	0.00%	-25.83% to -25.32%	(a) (b)

MFS Variable Insurance Trust – Value Series – Service Class
2006	0.95% to 2.60%	2,656,741	11.09 to 13.65	31,544,216	0.21%	10.91% to 17.38%	(a)
2005	1.50% to 2.60%	311,423	12.12 to 11.63	3,727,418	0.64%	4.87% to 3.71%
2004	1.50% to 2.60%	326,744	11.55 to 11.21	3,740,488	0.40%	13.10% to 11.84%
2003	1.50% to 2.60%	330,815	10.22 to 10.03	3,360,300	0.17%	22.84% to 21.47%
2002	1.50% to 2.60%	126,768	8.25 to 8.32	1,052,083	0.00%	-17.45% to -16.83%	(a) (b)

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.95% to 2.60%	118,814	9.76 to 13.29	1,557,992	0.00%	-2.44% to 2.52%	(a)
2005	1.50% to 2.60%	117,937	13.51 to 12.97	1,575,618	0.00%	1.36% to 0.23%
2004	1.50% to 2.60%	134,690	13.33 to 12.94	1,780,981	0.00%	10.20% to 8.97%
2003	1.50% to 2.60%	131,193	12.01 to 11.87	1,578,632	0.00%	23.19% to 21.81%
2002	1.50% to 2.60%	33,884	9.75 to 9.82	331,753	0.00%	-2.53% to -1.80%	(a) (b)

Neuberger Berman Advisers Management Trust – Focus Portfolio – S Class Shares(Obsolete)
2005	1.50% to 2.60%	39,503	21.03 to 20.18	816,015	0.00%	-1.60% to -2.70%
2004	1.50% to 2.60%	45,622	21.37 to 20.74	963,014	0.00%	4.62% to 3.45%
2003	1.50% to 2.60%	48,070	20.43 to 20.05	974,606	0.00%	-87.75% to 85.66%
2002	1.50% to 2.60%	10,974	10.80 to 10.88	118,987	0.00%	7.98% to 8.80%	(a) (b)

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.95% to 2.30%	5,156,402	20.04 to 12.66	95,524,513	0.63%	12.30% to 10.83%
2005	0.95% to 2.40%	6,511,626	17.85 to 11.34	107,576,898	0.15%	7.36% to 5.85%
2004	0.95% to 2.40%	7,395,161	16.62 to 10.72	114,487,471	0.12%	14.71% to 13.13%
2003	0.95% to 2.40%	8,232,006	14.49 to 9.47	111,415,197	0.86%	30.51% to 28.56%
2002	0.95% to 2.25%	8,581,564	6.81 to 11.10	89,348,086	0.74%	-28.20% to -27.15%

Neuberger Berman Advisers Management Trust – International Portfolio – Class S
2006	0.95% to 2.40%	506,394	10.38 to 13.95	5,724,548	0.37%	3.83% to 2.87%	(a) (b)
2005	1.25%	812	11.65	9,462	0.21%	16.53%	(a) (b)

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2006	0.95% to 2.35%	5,053,380	10.39 to 9.86	52,415,451	3.28%	3.21% to 1.76%
2005	0.95% to 2.35%	4,630,463	10.07 to 9.69	46,690,045	2.91%	0.48% to -0.93%
2004	0.95% to 2.35%	4,141,923	10.02 to 9.78	41,675,796	4.72%	-0.18% to -1.59%
2003	0.95% to 2.20%	2,341,639	10.04 to 9.95	23,684,746	7.44%	0.36% to -0.49%	(a) (b)

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares
2006	0.95% to 2.65%	8,624,822	22.04 to 11.80	167,202,644	0.00%	13.61% to 11.74%
2005	0.95% to 2.65%	10,420,932	19.40 to 10.56	179,006,315	0.00%	12.66% to 10.81%
2004	0.95% to 2.65%	12,187,318	17.22 to 9.53	186,500,405	0.00%	15.20% to 13.31%
2003	0.95% to 2.65%	13,310,419	14.95 to 8.41	177,287,825	0.00%	26.86% to 24.63%
2002	0.95% to 2.25%	13,997,826	4.21 to 11.78	147,934,257	0.00%	-31.31% to -30.01%

Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I
2006	0.95% to 2.65%	9,274,134	16.45 to 13.66	158,663,346	0.69%	11.18% to 9.33%
2005	0.95% to 2.65%	11,757,754	14.79 to 12.49	180,431,475	1.02%	16.93% to 15.02%
2004	0.95% to 2.35%	9,929,548	12.65 to 11.06	130,061,644	0.01%	17.85% to 16.28%
2003	0.95% to 2.40%	10,120,850	10.74 to 9.49	112,336,089	0.00%	33.81% to 31.83%
2002	0.95% to 2.20%	9,838,338	6.58 to 9.04	81,171,261	0.59%	-25.98% to -24.86%

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S
2006	0.95% to 2.05%	461,292	10.20 to 12.51	4,821,327	0.66%	2.04% to 1.31%	(a) (b)
2005	1.25% to 2.25%	8,773	11.57 to 11.49	101,379	0.00%	15.65% to 14.88%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I
2006	0.95% to 2.20%	801,737	$13.48 to	15.73	$11,396,044	0.13%	12.63% to	11.26%
2005	0.95% to 2.20%	380,100	11.97 to	14.14	4,777,305	0.00%	5.84% to	4.56%
2004	0.95% to 2.20%	119,039	11.31 to	11.22	1,430,368	0.00%	13.12% to	12.17%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 3
2006	0.95% to 2.65%	10,676,504	22.23 to	20.93	234,998,177	1.03%	16.57% to	14.67%
2005	0.95% to 2.65%	11,634,927	19.07 to	18.25	220,237,863	0.96%	13.25% to	11.39%
2004	0.95% to 2.65%	10,678,196	16.84 to	16.39	178,971,646	1.09%	18.06% to	16.16%
2003	0.95% to 2.65%	7,189,189	14.26 to	14.11	102,340,129	0.00%	42.62% to	41.07%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.95% to 2.70%	21,906,532	16.06 to	11.27	357,036,397	0.39%	6.93% to	5.08%
2005	0.95% to 2.70%	28,080,385	15.02 to	10.73	427,622,622	0.92%	4.10% to	2.30%
2004	0.95% to 2.70%	32,989,279	14.42 to	10.49	483,179,895	0.31%	5.92% to	4.12%
2003	0.95% to 2.70%	34,255,234	13.62 to	10.07	474,551,297	0.37%	29.70% to	27.39%
2002	0.95% to 2.25%	34,239,324	5.94 to	11.45	366,481,742	0.60%	-28.93% to	-27.55%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Service Class
2006	1.50% to 2.60%	561,578	11.62 to	11.03	6,433,761	0.20%	6.07% to	4.89%
2005	1.50% to 2.60%	651,152	10.96 to	10.52	7,054,563	0.75%	3.29% to	2.14%
2004	1.50% to 2.60%	733,839	10.61 to	10.29	7,717,903	0.22%	5.02% to	3.84%
2003	1.50% to 2.60%	724,583	10.10 to	9.91	7,279,334	0.28%	28.73% to	27.29%
2002	1.50% to 2.60%	357,291	7.79 to	7.85	2,797,449	0.00%	-22.12% to	-21.53%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.95% to 2.85%	11,724,356	14.14 to	19.43	180,011,728	1.05%	16.58% to	14.43%
2005	0.95% to 2.85%	14,093,591	12.13 to	16.98	186,103,129	1.01%	13.23% to	11.14%
2004	0.95% to 2.85%	16,374,164	10.72 to	15.28	191,319,125	1.23%	18.03% to	15.90%
2003	0.95% to 2.85%	19,398,205	9.08 to	13.19	192,522,627	0.96%	41.66% to	38.92%
2002	0.95% to 2.40%	26,384,682	6.19 to	10.02	185,709,706	0.48%	-24.41% to	-22.88%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Service Class
2006	1.50% to 2.60%	416,735	16.47 to	15.63	6,740,600	0.85%	15.61% to	14.32%
2005	1.50% to 2.60%	497,633	14.24 to	13.67	6,993,925	0.85%	12.35% to	11.10%
2004	1.50% to 2.60%	565,069	12.68 to	12.30	7,094,421	1.10%	17.10% to	15.79%
2003	1.50% to 2.60%	655,617	10.83 to	10.62	7,054,981	0.70%	40.72% to	39.15%
2002	1.50% to 2.60%	458,129	7.64 to	7.69	3,515,564	0.00%	-23.65% to	-23.07%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares
2006	0.95% to 2.30%	225,947	10.54 to	11.04	2,407,087	0.00%	5.41% to	4.47%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Service Class
2006	1.25%	11,906	12.04		143,303	8.95%	7.86%
2005	1.25%	22,431	11.16		250,299	8.18%	0.73%
2004	1.25%	9,185	11.08		101,746	0.35%	7.37%

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Non-Service Shares
2006	0.95% to 2.65%	23,057,427	13.50 to	11.09	329,617,768	1.16%	13.94% to	12.04%
2005	0.95% to 2.65%	27,537,079	11.85 to	9.90	345,511,948	1.36%	4.97% to	53.21%
2004	0.95% to 2.65%	32,018,278	11.29 to	9.59	383,272,912	0.84%	8.42% to	6.64%
2003	0.95% to 2.65%	36,088,504	10.41 to	8.99	399,297,369	0.89%	25.52% to	23.34%
2002	0.95% to 2.25%	35,365,474	6.25 to	9.56	311,700,007	0.76%	-21.00% to	-19.57%

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Service Class
2006	1.50% to 2.60%	714,818	12.68 to	12.03	8,944,319	0.98%	13.04% to	11.78%
2005	1.50% to 2.60%	782,227	11.22 to	10.77	8,680,626	1.15%	4.16% to	3.00%
2004	1.50% to 2.60%	862,728	10.77 to	10.45	9,221,380	0.69%	7.51% to	6.31%
2003	1.50% to 2.60%	853,327	10.02 to	9.83	8,506,949	0.76%	24.54% to	23.15%
2002	1.50% to 2.60%	337,974	7.98 to	8.04	2,713,291	0.00%	-20.16% to	-19.56%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Non-Service Shares
2006	0.95% to 2.25%	660,025	10.03 to	9.94	7,089,285	0.00%	0.31% to	-0.56%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Service Class
2006	1.25%	14,220	14.88		211,533	0.02%	13.23%
2005	1.25%	12,741	13.14		167,389	0.00%	8.35%
2004	1.25%	4,053	12.13		49,145	0.00%	17.69%
2003	1.25%	228	10.30		2,349	0.00%	3.03%		(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.95% to 2.70%	11,328,404	$13.83 to 11.12	$171,399,480	0.00%	1.98% to 0.23%
2005	0.95% to 2.70%	14,779,566	13.56 to 11.10	218,757,332	0.00%	11.26% to 9.38%
2004	0.95% to 2.70%	16,225,604	12.19 to 10.15	215,497,732	0.00%	18.64% to 16.63%
2003	0.95% to 2.70%	18,042,331	10.28 to 8.70	201,857,509	0.00%	24.40% to 22.18%
2002	0.95% to 2.25%	18,771,046	6.60 to 10.21	168,831,018	0.68%	-29.85% to -28.48%

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA – Service Class
2006	1.50% to 2.60%	418,884	13.50 to 12.81	5,583,752	3.61%	5.63% to 4.45%
2005	1.50% to 2.60%	360,341	12.78 to 12.27	4,553,817	4.19%	0.95% to -0.18%
2004	1.50% to 2.60%	398,799	12.66 to 12.29	5,008,223	4.92%	6.81% to 5.62%
2003	1.50% to 2.60%	444,295	11.86 to 11.64	5,241,337	3.79%	15.40% to 14.11%
2002	1.50% to 2.60%	88,463	10.20 to 10.27	906,399	0.00%	1.97% to 2.73%	(a	) (b)

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares
2006	0.95% to 1.30%	74,407	10.15 to 10.13	755,146	3.97%	1.50% to 1.30%	(a	) (b)

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares
2006	0.95% to 1.10%	21,396	10.35 to 10.35	221,448	3.67%	3.50% to 3.50%	(a	) (b)

Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares
2006	1.25%	2,742	13.91	38,143	1.39%	14.47%
2005	1.25%	3,329	12.15	40,456	2.10%	3.92%
2004	1.25%	1,598	11.69	18,688	0.00%	9.72%

Royce Capital Fund – Micro Cap
2006	0.95% to 1.20%	11,724	11.01 to 10.99	128,982	0.31%	10.10% to 9.90%	(a	) (b)

SBL Fund – Series D (Global Series)
2006	1.10% to 1.15%	10,257	11.61 to 11.61	119,083	0.00%	16.10% to 16.10%	(a	) (b)

SBL Fund – Series J (Mid Cap Growth Series)
2006	0.95% to 1.20%	5,632	10.30 to 10.28	57,954	0.00%	3.00% to 2.80%	(a	) (b)

SBL Fund – Series N (Managed Asset Allocation Series)
2006	1.10% to 1.25%	5,872	11.01 to 11.00	64,646	0.00%	10.10% to 10.00%	(a	) (b)

SBL Fund – Series O (Equity Income Series)
2006	0.95% to 1.15%	13,985	11.37 to 11.36	158,900	0.00%	13.70% to 13.60%	(a	) (b)

SBL Fund – Series P (High Yield Series)
2006	0.95% to 1.30%	57,506	10.60 to 10.58	609,242	0.00%	6.00% to 5.80%	(a	) (b)

SBL Fund – Series Q (Small Cap Value Series)
2006	1.10% to 1.20%	17,623	10.77 to 10.76	189,748	0.00%	7.70% to 7.60%	(a	) (b)

SBL Fund – Series V (Mid Cap Value Series)
2006	0.95% to 1.25%	48,041	10.74 to 10.72	515,556	0.00%	7.40% to 7.20%	(a	) (b)

SBL Fund – Series X (Small Cap Growth Series)
2006	1.10% to 1.15%	81	10.32 to 10.32	836	0.00%	3.20% to 3.20%	(a	) (b)

SBL Fund – Series Y (Select 25 Series)
2006	1.10% to 1.25%	1,127	10.84 to 10.83	12,212	0.00%	8.40% to 8.30%	(a	) (b)

T. Rowe Price Blue Chip Growth Portfolio – II
2006	0.95% to 2.20%	1,416,705	10.58 to 12.09	15,312,049	0.38%	5.76% to 4.89%	(a	) (b)
2005	1.25% to 2.25%	4,352	11.22 to 11.15	48,642	0.17%	12.21% to 11.46%	(a	) (b)

Rowe Price Equity Income Portfolio – II
2006	0.95% to 2.25%	1,364,550	11.02 to 12.34	15,774,454	1.36%	10.24% to 9.31%	(a	) (b)
2005	1.25% to 2.25%	29,153	10.55 to 10.48	306,871	0.76%	5.49% to 4.78%	(a	) (b)

T. Rowe Price Limited Term Bond Portfolio – Class II
2006	0.95% to 1.85%	278,165	10.28 to 10.22	2,857,789	3.45%	2.77% to 2.15%	(a	) (b)
2005	1.25% to 2.25%	10,922	10.04 to 9.98	109,196	1.04%	0.44% to -0.24%	(a	) (b)

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1
2006	0.95% to 2.40%	1,627,022	22.83 to 22.02	36,935,001	0.61%	38.21% to 36.37%
2005	0.95% to 2.40%	1,743,322	16.52 to 16.14	28,703,317	0.59%	30.62% to 28.87%
2004	0.95% to 2.05%	908,023	12.65 to 12.56	11,466,172	0.00%	26.48% to 25.57%	(a	) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.95% to 2.30%	1,535,950	$21.14 to 34.65	$43,798,341	0.64%	38.17% to 36.47%
2005	0.95% to 2.30%	2,068,868	15.30 to 25.39	41,782,827	0.81%	30.75% to 29.12%
2004	0.95% to 2.30%	2,577,130	11.70 to 19.67	39,447,879	0.64%	24.70% to 23.16%
2003	0.95% to 2.30%	4,165,438	9.38 to 15.97	51,636,455	0.18%	52.73% to 50.68%
2002	0.95% to 2.20%	4,715,758	6.11 to 13.42	38,558,378	0.22%	-5.21% to -3.82%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1
2006	0.95% to 2.65%	1,987,076	23.17 to 22.19	45,765,443	0.08%	23.36% to 21.42%
2005	0.95% to 2.40%	2,553,864	18.78 to 18.36	47,804,049	0.18%	50.18% to 48.19%
2004	0.95% to 2.40%	1,131,969	12.50 to 12.39	14,137,698	0.00%	25.05% to 23.88%	(a	) (b)

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.95% to 2.30%	1,061,403	22.66 to 32.53	29,115,074	0.07%	23.31% to 21.81%
2005	0.95% to 2.30%	1,384,893	18.38 to 26.71	30,499,273	0.36%	50.24% to 48.39%
2004	0.95% to 2.30%	1,848,191	12.23 to 18.00	27,183,400	0.43%	23.05% to 21.53%
2003	0.95% to 2.55%	2,984,906	9.96 to 14.65	36,038,095	0.33%	43.70% to 41.41%
2002	0.95% to 2.20%	2,012,923	6.90 to 11.83	17,167,415	0.68%	-5.33% to -3.76%

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I
2006	0.95% to 2.15%	385,528	10.43 to 10.30	4,016,565	0.90%	4.34% to 3.51%	(a	) (b)

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class II
2006	1.50% to 2.60%	60,560	10.83 to 10.39	647,614	4.75%	2.01% to 0.88%
2005	1.50% to 2.60%	37,278	10.61 to 10.30	391,951	2.96%	2.38% to 1.24%
2004	1.50% to 2.45%	27,302	10.37 to 10.20	282,081	5.05%	2.51% to 1.52%
2003	1.50% to 2.05%	14,916	10.11 to 10.08	150,667	0.07%	1.13% to 0.76%	(a	) (b)

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.95% to 2.40%	1,142,148	20.79 to 26.29	28,742,683	8.28%	9.76% to 8.20%
2005	0.95% to 2.40%	1,499,114	18.94 to 24.29	34,255,801	7.61%	11.19% to 9.63%
2004	0.95% to 2.40%	1,923,815	17.03 to 22.16	39,415,803	6.36%	9.02% to 7.48%
2003	0.95% to 2.45%	3,277,139	15.62 to 20.57	63,486,350	0.00%	26.65% to 24.83%
2002	0.95% to 2.25%	2,957,540	12.27 to 18.89	45,084,271	9.57%	6.64% to 8.18%

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I
2006	0.95% to 2.65%	3,019,705	8.79 to 11.39	28,519,749	0.00%	8.24% to 6.46%
2005	0.95% to 2.25%	3,599,728	8.12 to 10.97	31,087,420	0.00%	16.45% to 15.02%
2004	0.95% to 2.25%	3,445,048	6.97 to 9.54	25,755,104	0.00%	20.44% to 18.98%
2003	0.95% to 2.25%	3,202,235	5.79 to 8.02	20,243,245	0.00%	40.42% to 38.56%
2002	0.95% to 2.20%	2,485,863	3.98 to 5.95	11,023,512	0.00%	-32.82% to -31.81%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.95% to 2.85%	10,845,668	34.27 to 33.85	395,730,180	1.10%	36.74% to 34.27%
2005	0.95% to 2.85%	12,119,855	25.06 to 25.21	323,563,099	1.20%	15.94% to 13.84%
2004	0.95% to 2.85%	14,131,924	21.62 to 22.14	325,936,456	1.46%	35.10% to 32.66%
2003	0.95% to 2.85%	13,455,607	16.00 to 16.69	229,964,262	0.00%	36.21% to 33.66%
2002	0.95% to 2.60%	12,444,223	11.69 to 13.80	156,001,009	3.80%	-3.58% to -1.73%

Van Kampen Life Investment Trust – Comstock Portfolio – Class II
2006	1.50% to 2.60%	1,437,197	14.05 to 13.33	19,854,900	1.25%	14.31% to 13.04%
2005	1.50% to 2.60%	1,555,924	12.29 to 11.80	18,867,355	0.94%	2.55% to 1.41%
2004	1.50% to 2.60%	1,625,539	11.99 to 11.63	19,291,848	0.75%	15.67% to 14.38%
2003	1.50% to 2.60%	1,531,792	10.36 to 10.17	15,774,769	0.63%	28.81% to 27.37%
2002	1.50% to 2.60%	573,556	7.99 to 8.05	4,601,870	0.00%	-20.15% to -19.55%	(a	) (b)

Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class II
2006	1.50% to 2.60%	254,837	10.25 to 9.72	2,564,525	0.00%	1.09% to -0.04%
2005	1.50% to 2.60%	281,218	10.14 to 9.73	2,808,969	0.01%	6.03% to 4.85%
2004	1.50% to 2.60%	302,950	9.56 to 9.28	2,865,969	0.00%	5.18% to 4.00%
2003	1.50% to 2.60%	301,195	9.09 to 8.92	2,720,109	0.00%	25.13% to 23.74%
2002	1.50% to 2.60%	124,303	7.21 to 7.26	900,847	0.00%	-27.90% to -27.36%	(a	) (b)

Victory Variable Insurance Funds – Diversified Stock Fund Class A Shares
2006	0.95% to 2.15%	1,255,579	13.16 to 11.96	15,902,096	0.32%	12.60% to 11.30%
2005	0.95% to 2.15%	1,477,938	11.68 to 10.74	16,700,637	0.08%	7.72% to 6.46%
2004	0.95% to 2.15%	1,705,072	10.85 to 10.09	17,971,207	0.54%	8.62% to 7.40%
2003	0.95% to 2.15%	1,957,002	9.99 to 9.40	19,073,759	0.34%	33.69% to 32.05%
2002	0.95% to 1.70%	1,999,385	7.12 to 7.47	14,643,829	0.57%	-25.15% to -24.17%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Initial Funding by Depositor
2003	0.00%	100,000	$ 10.37		$1,037,146	0.34%	34.97%
2002	0.00%	100,000	7.68		768,437	0.57%	-23.00%

Victory Variable Insurance Funds - Investment Quality Bond Fund Class A Shares
2003	1.20% to 1.65%	65,051	12.32 to	12.07	801,000	1.81%	-0.34% to	-0.80%
2002	1.20% to 1.65%	76,741	12.17 to	12.36	948,193	3.93%	7.40% to	7.89%

Initial Funding by Depositor
2003	0.00%	100,000	13.05		1,304,876	1.81%	0.87%
2002	0.00%	100,000	12.94		1,293,627	3.98%	9.00%

Victory Variable Insurance Funds - Small Company Opportunity Fund Class A Shares
2003	0.95% to 2.05%	139,791	12.75 to	12.77	1,823,390	0.03%	29.46% to	28.04%
2002	0.95% to 1.65%	146,933	9.79 to	10.27	1,487,367	0.26%	-7.10% to	-6.05%

Initial Funding by Depositor
2003	0.00%	100,000	14.00		1,400,366	0.03%	30.70%
2002	0.00%	100,000	10.71		1,071,462	0.26%	-5.00%

W&R Target Funds, Inc. - Asset Strategy Portfolio
2006	0.95% to 2.50%	14,439,370	17.19 to	15.39	243,077,277	0.37%	19.01% to	17.28%
2005	0.95% to 2.50%	13,534,569	14.45 to	13.13	192,039,128	0.91%	23.10% to	21.28%
2004	0.95% to 2.50%	12,509,904	11.74 to	10.82	144,706,783	1.39%	12.22% to	10.57%
2003	0.95% to 2.50%	11,476,467	10.46 to	9.79	118,673,742	1.31%	10.42% to	8.76%
2002	0.95% to 2.25%	8,461,395	9.00 to	9.47	79,519,856	2.02%	0.75% to	2.30%

W&R Target Funds, Inc. - Balanced Portfolio
2006	0.95% to 2.40%	7,857,473	12.62 to	11.58	97,168,074	1.35%	10.16% to	8.59%
2005	0.95% to 2.40%	8,795,903	11.46 to	10.66	99,072,107	1.21%	4.02% to	2.55%
2004	0.95% to 2.40%	9,573,904	11.02 to	10.40	104,023,435	1.52%	7.90% to	6.43%
2003	0.95% to 2.40%	8,746,952	10.21 to	9.77	88,346,309	0.78%	17.96% to	16.30%
2002	0.95% to 2.25%	6,794,609	8.29 to	8.65	58,373,099	2.08%	-10.59% to	-9.28%

W&R Target Funds, Inc. - Bond Portfolio
2006	0.95% to 2.45%	7,144,826	12.97 to	11.86	90,803,031	4.28%	3.26% to	1.71%
2005	0.95% to 2.45%	7,659,203	12.56 to	11.66	94,606,243	4.28%	0.65% to	-0.84%
2004	0.95% to 2.45%	8,199,654	12.48 to	11.76	100,979,352	4.15%	2.89% to	1.40%
2003	0.95% to 2.50%	8,824,865	12.13 to	11.24	105,941,161	4.68%	3.19% to	1.66%
2002	0.95% to 2.25%	8,643,298	11.06 to	11.75	100,850,579	5.30%	6.34% to	7.94%

W&R Target Funds, Inc. - Core Equity Portfolio
2006	0.95% to 2.50%	25,267,360	10.55 to	9.65	260,652,329	0.86%	15.88% to	14.14%
2005	0.95% to 2.50%	27,738,468	9.10 to	8.45	247,757,812	0.32%	7.97% to	6.35%
2004	0.95% to 2.50%	30,602,270	8.43 to	7.95	254,008,204	0.62%	8.53% to	6.94%
2003	0.95% to 2.50%	31,339,819	7.77 to	7.43	240,491,705	0.79%	16.15% to	14.36%
2002	0.95% to 2.25%	28,039,884	6.48 to	6.69	185,915,974	0.59%	-23.62% to	-22.38%

W&R Target Funds, Inc. - Dividend Income Portfolio
2006	0.95% to 2.25%	2,287,217	14.02 to	13.44	31,707,103	1.55%	14.82% to	13.39%
2005	0.95% to 2.10%	1,421,645	12.21 to	11.89	17,222,991	1.47%	11.96% to	10.72%
2004	0.95% to 2.10%	652,179	10.91 to	10.74	7,083,332	1.22%	9.08% to	8.24%	(a) (b)

W&R Target Funds, Inc. - Energy Portfolio
2006	0.95% to 2.25%	225,125	9.26 to	9.18	2,079,139	1.04%	-7.40% to	-8.21%	(a) (b)

W&R Target Funds, Inc. - Global Natural Resources Portfolio
2006	0.95% to 2.50%	2,887,238	15.27 to	14.92	43,840,312	0.43%	24.30% to	22.51%
2005	0.95% to 2.50%	1,378,143	12.29 to	12.18	16,894,061	0.00%	22.87% to	21.79%	(a) (b)

W&R Target Funds, Inc. - Growth Portfolio
2006	0.95% to 2.50%	28,866,345	9.57 to	8.95	270,352,480	0.00%	4.04% to	2.46%
2005	0.95% to 2.50%	33,936,580	9.20 to	8.73	306,477,658	0.00%	10.18% to	8.50%
2004	0.95% to 2.50%	38,640,684	8.35 to	8.05	317,807,882	0.28%	2.33% to	0.82%
2003	0.95% to 2.50%	37,406,072	8.16 to	7.98	301,609,039	0.00%	21.89% to	20.02%
2002	0.95% to 2.25%	27,861,661	6.49 to	6.71	185,008,498	0.01%	-23.28% to	-22.05%

W&R Target Funds, Inc. - High Income Portfolio
2006	0.95% to 2.50%	5,604,764	15.14 to	13.71	83,269,476	7.08%	9.22% to	7.55%
2005	0.95% to 2.50%	5,754,595	13.86 to	12.75	78,493,453	7.23%	1.57% to	0.03%
2004	0.95% to 2.50%	6,254,780	13.65 to	12.75	84,264,071	7.08%	8.82% to	7.22%
2003	0.95% to 2.45%	5,707,409	12.54 to	11.99	70,865,343	8.31%	18.60% to	16.91%
2002	0.95% to 2.25%	4,689,184	10.21 to	10.57	49,233,726	9.88%	-4.28% to	-2.95%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
W&R Target Funds, Inc. – International Growth Portfolio
2006	0.95% to 2.45%	6,317,661	$ 12.24 to 11.19	$75,594,854	0.61%	19.84% to 18.14%
2005	0.95% to 2.45%	6,562,646	10.21 to 9.47	65,724,366	2.03%	15.37% to 13.71%
2004	0.95% to 2.45%	7,335,175	8.85 to 8.33	63,897,239	0.65%	12.92% to 11.35%
2003	0.95% to 2.45%	7,134,038	7.84 to 7.48	55,194,400	1.70%	23.71% to 21.87%
2002	0.95% to 2.25%	5,665,413	6.10 to 6.34	35,568,274	0.51%	-20.07% to -18.93%

W&R Target Funds, Inc. – International Value Portfolio
2006	0.95% to 2.25%	2,084,663	16.89 to 17.89	36,371,800	2.04%	28.39% to 26.81%
2005	0.95% to 2.25%	1,636,753	13.15 to 14.11	22,329,203	2.93%	10.11% to 8.75%
2004	0.95% to 2.15%	635,691	11.95 to 12.99	7,915,954	1.90%	19.46% to 18.55%	(a) (b)

W&R Target Funds, Inc. – Limited-Term Bond Portfolio
2006	0.95% to 2.45%	3,102,882	12.22 to 11.17	37,128,029	3.38%	2.98% to 1.43%
2005	0.95% to 2.45%	3,575,770	11.87 to 11.01	41,681,171	3.05%	0.72% to -0.78%
2004	0.95% to 2.45%	4,015,932	11.78 to 11.10	46,637,192	2.83%	0.65% to -0.82%
2003	0.95% to 2.45%	3,743,944	11.70 to 11.19	43,351,583	3.65%	2.18% to 0.70%
2002	0.95% to 2.25%	1,955,961	10.95 to 11.46	22,241,784	3.73%	3.03% to 4.43%

W&R Target Funds, Inc. – Micro Cap Growth Portfolio
2006	0.95% to 2.20%	457,441	14.92 to 14.04	6,684,118	0.00%	11.20% to 9.89%
2005	0.95% to 2.20%	339,344	13.42 to 12.78	4,474,771	0.00%	19.72% to 18.30%
2004	0.95% to 2.05%	184,067	11.21 to 10.82	2,035,271	0.00%	12.05% to 11.21%	(a) (b)

W&R Target Funds, Inc. – Mid Cap Growth Portfolio
2006	0.95% to 2.50%	954,630	12.22 to 11.93	11,595,360	0.50%	7.53% to 5.91%
2005	0.95% to 2.50%	363,735	11.36 to 11.26	4,123,615	0.00%	13.61% to 12.60%	(a) (b)

W&R Target Funds, Inc. – Money Market Portfolio
2006	0.95% to 2.40%	2,969,855	10.75 to 9.86	31,181,969	4.38%	3.33% to 1.84%
2005	0.95% to 2.40%	2,198,821	10.41 to 9.68	22,447,693	2.35%	1.52% to 0.06%
2004	0.95% to 2.40%	2,454,823	10.25 to 9.67	24,753,393	0.67%	-0.26% to -1.67%
2003	0.95% to 2.30%	2,707,827	10.28 to 9.87	27,477,578	0.60%	-0.44% to -1.74%
2002	0.95% to 2.10%	3,366,596	10.03 to 10.32	34,463,317	1.10%	-1.18% to 0.18%

W&R Target Funds, Inc. – Mortgage Securities Portfolio
2006	0.95% to 2.50%	808,187	10.73 to 10.49	8,673,304	5.22%	3.78% to 2.17%
2005	0.95% to 2.50%	618,701	10.34 to 10.27	6,420,496	5.69%	1.03% to -0.53%
2004	0.95% to 1.95%	226,204	10.23 to 10.36	2,332,148	3.85%	2.31% to 1.89%	(a) (b)

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2006	0.95% to 2.50%	1,572,126	17.53 to 17.92	28,157,201	0.86%	28.85% to 26.96%
2005	0.95% to 2.50%	1,139,421	13.61 to 14.12	15,880,114	1.84%	9.78% to 8.17%
2004	0.95% to 2.05%	541,343	12.40 to 13.09	6,915,677	1.05%	23.96% to 23.43%	(a) (b)

W&R Target Funds, Inc. – Science and Technology Portfolio
2006	0.95% to 2.50%	10,562,288	11.77 to 11.67	121,575,510	0.00%	6.85% to 5.25%
2005	0.95% to 2.50%	11,941,607	11.01 to 11.09	129,070,341	0.00%	16.13% to 14.41%
2004	0.95% to 2.50%	12,706,625	9.48 to 9.69	118,653,046	0.00%	15.15% to 13.49%
2003	0.95% to 2.50%	11,425,184	8.24 to 8.54	92,939,816	0.00%	29.22% to 27.26%
2002	0.95% to 2.25%	8,398,696	6.18 to 6.77	53,064,578	0.00%	-25.91% to -24.71%

W&R Target Funds, Inc. – Small Cap Growth Portfolio
2006	0.95% to 2.50%	10,059,603	13.44 to 12.73	132,310,577	0.00%	4.06% to 2.48%
2005	0.95% to 2.50%	12,069,149	12.91 to 12.42	153,045,546	0.00%	11.81% to 10.16%
2004	0.95% to 2.50%	13,698,218	11.55 to 11.28	155,868,547	0.00%	13.21% to 11.57%
2003	0.95% to 2.50%	13,190,389	10.20 to 10.11	132,974,855	0.00%	34.48% to 32.47%
2002	0.95% to 2.25%	11,801,501	7.36 to 7.70	88,746,066	0.00%	-23.76% to -22.53%

W&R Target Funds, Inc. – Small Cap Value Portfolio
2006	0.95% to 2.15%	981,472	13.45 to 14.17	13,544,922	0.14%	15.74% to 14.40%
2005	0.95% to 2.15%	1,005,493	11.62 to 12.39	12,034,087	0.00%	3.16% to 1.96%
2004	0.95% to 2.15%	631,627	11.27 to 12.15	7,397,736	0.00%	12.66% to 11.79%	(a) (b)

W&R Target Funds, Inc. – Value Portfolio
2006	0.95% to 2.45%	9,004,271	14.78 to 13.60	130,384,387	1.02%	15.77% to 14.07%
2005	0.95% to 2.45%	10,933,745	12.77 to 11.93	137,210,472	1.38%	3.43% to 1.93%
2004	0.95% to 2.45%	11,755,346	12.34 to 11.70	143,146,407	1.13%	13.61% to 12.03%
2003	0.95% to 2.45%	9,899,433	10.86 to 10.44	106,447,898	0.65%	23.92% to 22.11%
2002	0.95% to 2.25%	6,694,479	8.56 to 8.77	58,308,075	0.96%	-14.77% to -13.53%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM
2006	0.95% to 2.70%	13,514,581	$ 12.81 to 14.25	$180,134,788	0.00%	11.16% to 9.25%
2005	0.95% to 2.70%	16,647,315	11.52 to 13.04	200,165,641	0.00%	6.86% to 5.03%
2004	0.95% to 2.70%	19,567,386	10.78 to 12.42	220,663,748	0.00%	17.10% to 15.15%
2003	0.95% to 2.70%	21,393,485	9.21 to 10.78	206,907,437	0.08%	35.71% to 33.28%
2002	0.95% to 2.25%	21,318,993	6.56 to 8.50	151,933,095	0.45%	-28.86% to -27.51%

2006 Reserves for annuity contracts in payout phase:				92,698,887

2006 Contract owners’ equity				$15,205,517,008

2005 Reserves for annuity contracts in payout phase:				70,940,826

2005 Contract owners’ equity				$15,354,197,207

2004 Reserves for annuity contracts in payout phase:				61,993,592

2004 Contract owners’ equity				$15,697,256,439

2003 Reserves for annuity contracts in payout phase:				47,547,289

2003 Contract owners’ equity				$14,967,347,100

2002 Reserves for annuity contracts in payout phase:				23,780,019

2002 Contract owners’ equity				$11,867,051,526

*

This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)

Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

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